Document and Entity Information (USD $)	12 Months Ended
	May 31, 2013	Jul. 22, 2013	Nov. 30, 2012
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	May 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	RPM
Entity Registrant Name	RPM INTERNATIONAL INC/DE/
Entity Central Index Key	0000110621
Current Fiscal Year End Date	--05-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		132,859,812
Entity Public Float			$ 3,775,217,336

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Current Assets
Cash and cash equivalents	$ 343,554	$ 315,968
Trade accounts receivable (less allowances of $28,904 and $26,507, respectively)	787,517	745,541
Inventories	548,680	489,978
Deferred income taxes	36,565	18,752
Prepaid expenses and other current assets	169,956	167,080
Total current assets	1,886,272	1,737,319
Property, Plant and Equipment, at Cost	1,128,123	1,050,965
Allowance for depreciation and amortization	(635,760)	(632,133)
Property, plant and equipment, net	492,363	418,832
Other Assets
Goodwill	1,113,831	849,346
Other intangible assets, net of amortization	459,613	345,620
Other	163,447	210,696
Total other assets	1,736,891	1,405,662
Total Assets	4,115,526	3,561,813
Current Liabilities
Accounts payable	478,185	391,467
Current portion of long-term debt	4,521	2,584
Accrued compensation and benefits	154,844	157,298
Accrued loss reserves	27,591	28,880
Other accrued liabilities	262,889	144,911
Total current liabilities	928,030	725,140
Long-Term Liabilities
Long-term debt, less current maturities	1,369,176	1,112,952
Other long-term liabilities	417,160	381,619
Deferred income taxes	46,227	28,119
Total long-term liabilities	1,832,563	1,522,690
Stockholders' Equity
Preferred stock, par value $0.01; authorized 50,000 shares; none issued
Common stock, par value $0.01; authorized 300,000 shares; issued 136,913 and outstanding 132,596 as of May 2013; issued 135,741 and outstanding 131,555 as of May 2012	1,326	1,316
Paid-in capital	763,505	742,895
Treasury stock, at cost	(72,494)	(69,480)
Accumulated other comprehensive (loss)	(159,253)	(177,893)
Retained earnings	667,774	686,818
Total RPM International Inc. stockholders' equity	1,200,858	1,183,656
Noncontrolling interest	154,075	130,327
Total Equity	1,354,933	1,313,983
Total Liabilities and Stockholders' Equity	$ 4,115,526	$ 3,561,813

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	May 31, 2013	May 31, 2012
Trade accounts receivable, allowances	$ 28,904	$ 26,507
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, authorized	50,000	50,000
Preferred stock, issued
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	300,000	300,000
Common stock, issued	136,913	135,741
Common stock, outstanding	132,596	131,555

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	May 31, 2013		May 31, 2012		May 31, 2011
Net Sales	$ 4,078,655	[1]	$ 3,777,416	[1]	$ 3,381,841	[1]
Cost of Sales	2,375,936		2,235,153		1,980,974
Gross Profit	1,702,719		1,542,263		1,400,867
Selling, General and Administrative Expenses	1,309,235		1,155,714		1,058,466
Estimated Loss Contingency	65,134
Restructuring Expense	20,072
Interest Expense	79,846		72,045		65,427
Investment (Income), Net	(6,178)		(4,186)		(15,682)
Other Expense (Income), Net	57,719		(9,599)		(2,397)
Income (Loss) Before Income Taxes	176,891	[2]	328,289	[2]	295,053	[2]
Provision for Income Taxes	67,040		94,526		91,885
Net Income (Loss)	109,851		233,763		203,168
Less: Net Income Attributable to Noncontrolling Interests	11,248		17,827		14,110
Net Income (Loss) Attributable to RPM International Inc. Stockholders	$ 98,603		$ 215,936		$ 189,058
Average Number of Shares of Common Stock Outstanding:
Basic	128,956		128,130		127,403
Diluted	129,801		128,717		128,066
Earnings (loss) per Share of Common Stock Attributable to RPM International Inc. Stockholders:
Basic	$ 0.75		$ 1.65		$ 1.46
Diluted	$ 0.74		$ 1.65		$ 1.45
Cash Dividends Declared per Share of Common Stock	$ 0.89		$ 0.855		$ 0.835

[1]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[2]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Net income	$ 109,851	$ 233,763	$ 203,168
Other Comprehensive Income, Before Tax:
Foreign Currency Translation Adjustments	(7,963)	(112,668)	111,900
Pension and Other Postretirement Benefit Liabilities
Net Loss Arising During the Period	27,514	(138,634)	4,405
Less: Amortization of Prior Service Cost Included in Net Periodic Pension Cost	310	276	284
Less: Amortization or Settlement Recognition of Net Gain (Loss)	20,412	10,693	10,346
Effect of Exchange Rates on Amounts Included for Pensions	529	4,500	(4,767)
Pension and Other Postretirement Benefit Liability Adjustments	48,765	(123,165)	10,268
Unrealized Gains on Available-For-Sale Securities
Unrealized Holding Gains During the Period	7,967	(21,030)	13,305
Less: Reclassification Adjustments for Gains Included in Net Income	(1,953)	1,043	(5,676)
Unrealized Gain (Loss) on Securities	6,014	(19,987)	7,629
Unrealized Gain (Loss) on Derivatives	(15)	(6,590)	7,276
Other Comprehensive Income, Before Tax	46,801	(262,410)	137,073
Income Tax Expense Related to Components of Other Comprehensive Income	(19,470)	50,565	(8,116)
Other Comprehensive Income, After Tax	27,331	(211,845)	128,957
Comprehensive Income	137,182	21,918	332,125
Less: Comprehensive Income Attributable to Noncontrolling Interests	19,939	(10,052)	29,203
Comprehensive Income Attributable to RPM International Inc. Stockholders	$ 117,243	$ 31,970	$ 302,922

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Cash Flows From Operating Activities:
Net income	$ 109,851	$ 233,763	$ 203,168
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	55,715	51,939	52,385
Amortization	28,029	21,759	20,368
Impairment on investment in Kemrock	51,092
Estimated loss contingency	65,134
Asset impairment charge	7,416
Other-than-temporary impairments on marketable securities	14,279	1,604	693
Deferred income taxes	(40,991)	(7,088)	7,708
Stock-based compensation expense	17,145	13,904	12,282
Other	(2,190)	(6,590)	(1,086)
Changes in assets and liabilities, net of effect from purchases and sales of businesses:
Decrease (increase) in receivables	(7,639)	980	(70,440)
Decrease (increase) in inventory	(40,039)	7,115	(71,523)
Decrease (increase) in prepaid expenses and other current and long-term assets	7,045	14,948	(22,645)
Increase in accounts payable	72,070	13,635	55,896
(Decrease) increase in accrued compensation and benefits	(7,402)	3,016	19,564
(Decrease) in accrued loss reserves	(1,873)	(5,712)	(8,198)
Increase in other accrued liabilities	28,474	47,508	41,263
Other	12,338	(95,909)	(1,269)
Cash From Operating Activities	368,454	294,872	238,166
Cash Flows From Investing Activities:
Capital expenditures	(91,367)	(71,615)	(39,826)
Acquisition of businesses, net of cash acquired	(397,425)	(163,414)	(38,972)
Purchase of marketable securities	(106,301)	(69,824)	(92,060)
Proceeds from sales of marketable securities	103,501	51,415	77,035
Proceeds from sales of assets and businesses	128	2,171	1,301
Investment in unconsolidated affiliates		(31,842)	(9,315)
Other	14,060	15,787	(4,103)
Cash (Used For) Investing Activities	(477,404)	(267,322)	(105,940)
Cash Flows From Financing Activities:
Additions to long-term and short-term debt	300,902	27,894	200,499
Reductions of long-term and short-term debt	(49,376)	(36,128)	(24,502)
Cash dividends	(117,647)	(112,153)	(108,585)
Repurchase of stock	(3,013)	(6,985)	(21,811)
Exercise of stock options	7,284	9,931	12,116
Cash From (Used For) Financing Activities	138,150	(117,441)	57,717
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(1,614)	(29,152)	29,713
Net Change in Cash and Cash Equivalents	27,586	(119,043)	219,656
Cash and Cash Equivalents at Beginning of Period	315,968	435,011	215,355
Cash and Cash Equivalents at End of Period	343,554	315,968	435,011
Cash paid during the year for:
Interest	77,869	70,517	62,892
Income taxes	106,043	96,067	65,935
Supplemental Schedule of Non-Cash Investing and Financing Activities:
Debt from business combinations	$ 1,377	$ 3,858

Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Total	Common Stock	Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income/(Loss)	Retained Earnings	Total RPM International Inc. Equity	Non-Controlling Interests
Beginning Balance at May. 31, 2010	$ 1,161,241	$ 1,299	$ 724,089	$ (40,686)	$ (107,791)	$ 502,562	$ 1,079,473	$ 81,768
Beginning Balance (in shares) at May. 31, 2010		129,918
Net income	203,168					189,058	189,058	14,110
Other comprehensive income	128,957				113,864		113,864	15,093
Dividends paid	(108,585)					(108,585)	(108,585)
Other noncontrolling interest activity			(13,233)				(13,233)	13,233
Shares repurchased (in shares)		(1,036)
Shares repurchased	(17,948)	(10)	10	(17,948)			(17,948)
Stock option exercises (in shares)		784
Stock option exercises	9,898	8	10,397	(507)			9,898
Stock option compensation	3,855		3,855				3,855
Restricted stock award compensation (in shares)		914
Restricted stock award compensation	6,782	9	10,127	(3,354)			6,782
Ending Balance at May. 31, 2011	1,387,368	1,306	735,245	(62,495)	6,073	583,035	1,263,164	124,204
Ending Balance (in shares) at May. 31, 2011		130,580
Net income	233,763					215,936	215,936	17,827
Other comprehensive income	(211,845)				(183,966)		(183,966)	(27,879)
Dividends paid	(112,153)					(112,153)	(112,153)
Other noncontrolling interest activity			(16,175)				(16,175)	16,175
Shares repurchased (in shares)		(165)
Shares repurchased	(3,008)	(2)	2	(3,008)			(3,008)
Stock option exercises (in shares)		577
Stock option exercises	6,599	6	7,311	(718)			6,599
Stock option compensation	3,991		3,991				3,991
Restricted stock award compensation (in shares)		563
Restricted stock award compensation	9,268	6	12,521	(3,259)			9,268
Ending Balance at May. 31, 2012	1,313,983	1,316	742,895	(69,480)	(177,893)	686,818	1,183,656	130,327
Ending Balance (in shares) at May. 31, 2012		131,555
Net income	109,851					98,603	98,603	11,248
Other comprehensive income	27,331				18,640		18,640	8,691
Dividends paid	(117,647)					(117,647)	(117,647)
Other noncontrolling interest activity			(3,809)				(3,809)	3,809
Stock option exercises (in shares)		431
Stock option exercises	2,858	4	4,788	(1,934)			2,858
Stock option compensation	1,318		1,318				1,318
Restricted stock award compensation (in shares)		610
Restricted stock award compensation	17,239	6	18,313	(1,080)			17,239
Ending Balance at May. 31, 2013	$ 1,354,933	$ 1,326	$ 763,505	$ (72,494)	$ (159,253)	$ 667,774	$ 1,200,858	$ 154,075
Ending Balance (in shares) at May. 31, 2013		132,596

Valuation And Qualifying Accounts and Reserves	12 Months Ended
May 31, 2013
Valuation And Qualifying Accounts and Reserves

SCHEDULE II

RPM International Inc. and Subsidiaries

Valuation And Qualifying Accounts and Reserves

(In thousands)	Balance at Beginning of Period	Additions Charged to Selling, General and Administrative	Acquisitions (Disposals) of Businesses and Reclassifications			(Deductions) Additions		Balance at End of Period
Year Ended May 31, 2013
Current:
Allowance for doubtful accounts	$26,507	$9,799		$—		$(7,402	)(1)	$28,904

Accrued product liability reserves	$11,736	$5,499		$—	(3)	$(1,653	)(2)	$15,582

Accrued loss reserves	$3,580	$195		$227		$(584	)(2)	$3,418

Noncurrent:
Accrued product liability	$25,206	$7,653		$(3)		$(3,370	)(2)	$29,489

Environmental reserves	$3,952	$(60)		$(227)		$(391	)(2)	$3,274

Year Ended May 31, 2012
Current:
Allowance for doubtful accounts	$27,597	$5,811		$—		$(6,901	)(1)	$26,507

Accrued product liability reserves	$12,973	$6,221		$(699	)(3)	$(6,759	)(2)	$11,736

Accrued loss reserves	$4,357	$(310)		$1,316		$(1,783	)(2)	$3,580

Noncurrent:
Accrued product liability	$27,873	$178		$(2,687	)(3)	$(158	)(2)	$25,206

Environmental reserves	$4,693	$(631)	$			$(110	)(2)	$3,952

Year Ended May 31, 2011
Current:
Allowance for doubtful accounts	$20,525	$10,916	$			$(3,844	)(1)	$27,597

Accrued product liability reserves	$47,811	$(1,430)		$(27,493)		$(5,915	)(2)	$12,973

Accrued loss reserves	$3,084	$2,504	$			$(1,231	)(2)	$4,357

Noncurrent:
Accrued product liability	$4,331	$(57)		$24,968		$(1,369	)(2)	$27,873

Environmental reserves	$4,408	$115	$			$170	(2)	$4,693

(1)	Uncollectible accounts written off, net of recoveries

(2)	Primarily claims paid during the year, net of insurance contributions

(3)	Primarily transfers between current and noncurrent

Summary of Significant Accounting Policies	12 Months Ended
May 31, 2013
Summary of Significant Accounting Policies

NOTE A—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1) Consolidation, Noncontrolling Interests and Basis of Presentation

Our financial statements include all of our majority-owned subsidiaries, except for certain subsidiaries that were deconsolidated on May 31, 2010 (please refer to Note A(2)). We account for our investments in less-than-majority-owned joint ventures, for which we have the ability to exercise significant influence, under the equity method. Effects of transactions between related companies, except for certain subsidiaries that were deconsolidated, are eliminated in consolidation.

Our business is dependent on external weather factors. Historically, we have experienced strong sales and net income in our first, second and fourth fiscal quarters comprising the three-month periods ending August 31, November 30 and May 31, respectively, with weaker performance in our third fiscal quarter (December through February).

Certain reclassifications have been made to prior-year amounts to conform to the current-year presentation. Refer to Note P and Note D for a discussion of reclassifications made to other accrued liabilities – current and other long-term liabilities, and marketable securities, respectively, as of May 31, 2012.

Noncontrolling interests are presented in our Consolidated Financial Statements as if parent company investors (controlling interests) and other minority investors (noncontrolling interests) in partially owned subsidiaries have similar economic interests in a single entity. As a result, investments in noncontrolling interests are reported as equity in our Consolidated Financial Statements. Additionally, our Consolidated Financial Statements include 100% of a controlled subsidiary’s earnings, rather than only our share. Transactions between the parent company and noncontrolling interests are reported in equity as transactions between stockholders, provided that these transactions do not create a change in control.

During the second quarter of fiscal 2012, we increased our ownership in Kemrock Industries and Exports Limited (“Kemrock”) to over 20% of Kemrock’s outstanding shares of common stock. At that time, and as a result of our ownership exceeding 20% of their outstanding shares, we changed our method of accounting for our investment in Kemrock stock from an available for sale security to the equity method.

Additionally, during fiscal 2012, we entered into three other, separate agreements with Kemrock. First, we agreed to loan Kemrock $15.0 million, which was to be repaid in cash, or alternatively, goods and commercial materials, no later than September 15, 2012. The loan is classified as a note receivable and is included in prepaid and other current assets in our Consolidated Balance Sheet. Second, we entered into a global depository receipt (“GDR”) Purchase Agreement with Kemrock, whereby we purchased 693,072 GDRs of Kemrock for an aggregate purchase price of approximately $7.2 million. The GDRs are included in our investment in Kemrock, which had a carrying value at the end of fiscal 2012 of $42.2 million, and are classified as other long-term assets in our Consolidated Balance Sheet. Lastly, during fiscal 2012 we invested $22.7 million in 5.5% convertible bonds issued by Kemrock. The bonds are convertible into ordinary shares or GDRs each representing one ordinary share of Kemrock stock, and may be converted at any time on or after June 4, 2012 and up to the close of business on June 12, 2017. Our investment in Kemrock’s convertible bonds is accounted for as an available-for-sale security and is classified in other long-term assets in our Consolidated Balance Sheet. The convertible feature embedded in the convertible bonds is accounted for as a derivative under the guidance in ASC 815, “Derivatives and Hedging.”

At the time of our investment in Kemrock’s convertible bonds, Kemrock was in the midst of major capital expansion for new projects and upcoming technologies, and there were no indications of any adverse business, economic, competitive, or market factors. However, on August 8, 2012, the price of Kemrock’s common stock plunged below our carrying value, declining by approximately 40% from its May 31, 2012 per share price of 531.0 rupees. We later learned that the dramatic drop in Kemrock’s stock price was related to Kemrock’s announcement of declining sales and income, a liquidity problem at Kemrock that stemmed from its explosive growth, combined with the overall tightening of lending practices of banks and credit markets in India. At that time, we also learned that Kemrock was in the process of renegotiating its credit agreements with its banks. Compounding these difficulties for Kemrock was the deterioration in the exchange rate of the Indian rupee against the U.S. dollar and euro, which had a negative impact on Kemrock’s gross profit margin and cash flow due to its procurement of the majority of its raw material supplies outside of India, but sales of its products in Indian rupees. The market value of shares of Kemrock common stock continued to decline significantly, and dropped from 531.0 rupees per share as of May 31, 2012 to 56.70 rupees per share as of November 30, 2012; the majority of which began to occur during the month of August 2012. As of May 31, 2013, the market value of shares of Kemrock common stock continued its decline to 43.85 rupees per share.

We account for our equity method investment in Kemrock under ASC 323, “Investments – Equity Method and Joint Ventures.” As outlined in ASC 323-10-35-32, a decline in the quoted market price below the carrying amount, when combined with other evidence of a loss in value, may be indicative of a loss in value that is other than temporary. Acting upon the premise that a write-down may be required, we considered all available evidence to evaluate the realizable value of our equity investment, including the decline in the market price of shares of Kemrock stock, the financial condition and near term prospects of Kemrock, and the overall economic situation in India. As a result of these factors, we determined that it was appropriate to record an impairment loss during the three months ended August 31, 2012 of approximately $32.1 million of our equity method investment. As the value of the embedded conversion derivative is directly correlated to the market value of Kemrock stock, we wrote-down the embedded conversion feature derivative and recorded an approximate $8.2 million charge to earnings during the three months ended August 31, 2012.

After further monitoring of the economic environment in India and the continued declines in the price of Kemrock common stock during the three months ended November 30, 2012, we determined that it was appropriate to write off the remaining value of the convertible feature embedded in our investment in Kemrock convertible bonds, approximating $0.8 million, and the remaining equity investment in Kemrock, approximating $10.1 million, which represented our proportionate share of Kemrock losses under the equity method of accounting and the significant decline in the price of Kemrock stock during that time frame. The losses are classified in other (income) expense, net in our Consolidated Statements of Income. Please see Note A(16) for additional information.

As of May 31, 2013, Kemrock had repaid approximately $6.0 million of the original $15.0 million loan. We do not anticipate that we will receive any further payments on this loan, and therefore we recorded a loss of $4.0 million during our fourth quarter ended May 31, 2013, which was in addition to the loss of $5.0 million previously recorded for the amount deemed uncollectible during our first quarter ended August 31, 2012. The loss is classified in selling, general and administrative expense in our Consolidated Statements of Income.

Considering the lack of expected future cash flows, given the continued financial deterioration of Kemrock through May 31, 2013, combined with Kemrock’s inability to meet interest payment deadlines on its outstanding convertible bonds, we recognized an other-than-temporary loss for our remaining investment in Kemrock, approximating $13.7 million.

2) Deconsolidation of Specialty Products Holding Corp. (“SPHC”)

On May 31, 2010, Bondex International, Inc. (“Bondex”) and its parent, SPHC, filed Chapter 11 reorganization proceedings in the United States Bankruptcy Court for the District of Delaware. SPHC is our wholly owned subsidiary. In accordance with ASC 810, when a subsidiary becomes subject to the control of a government, court, administrator, or regulator, deconsolidation of that subsidiary is generally required. We therefore deconsolidated SPHC and its subsidiaries from our balance sheet as of May 31, 2010, and eliminated the results of SPHC’s operations from our results of operations beginning on that date. We believe we have no responsibility for liabilities of SPHC and Bondex. As a result of the Chapter 11 reorganization proceedings, on a prospective basis we will continue to account for our investment in SPHC under the cost method.

We had a net receivable from SPHC at May 31, 2010, that we expect may change before the bankruptcy proceedings have been finalized. The potential change relates to our indemnification of an insurer on appeal bonds pertaining to Bondex’s appeal of two asbestos cases that had been underway prior to the bankruptcy filing, neither of which are material in amount. During our fiscal 2012, one of the appeal bonds was satisfied, and during fiscal 2013, the remaining appeal bond was satisfied. Included in the net amount due from SPHC are receivables and payables, which we concluded we have the right to report as a net amount based on several factors, including the fact that all amounts are determinable, the balances are due to and from our subsidiaries, and we have been given reasonable assurance that netting the applicable receivables and payables would remain legally enforceable. We analyzed our net investment in SPHC as of May 31, 2010, which included a review of our advances to SPHC, an assessment of the collectibility of our net receivables due from SPHC, and a computation of the gain to be recorded upon deconsolidation based on the carrying amount of our investment in SPHC. In accordance with GAAP, the gain on deconsolidation related to the carrying amount of net assets of SPHC at May 31, 2010, was calculated in accordance with ASC 810-10-40-5, as follows:

a)	the aggregate of (1) the fair value of consideration received, (2) the fair value of any retained noncontrolling investment in the former subsidiary at the date the subsidiary is deconsolidated, and (3) the carrying amount of any noncontrolling interest in the former subsidiary; less

b)	the carrying amount of the former subsidiary’s assets and liabilities.

In determining the carrying value of any retained noncontrolling investment in SPHC at the date of deconsolidation we considered several factors, including analyses of cash flows combined with various assumptions relating to the future performance of this entity and a discounted value of SPHC’s recorded asbestos-related contingent obligations based on information available to us as of the date of deconsolidation. The discounted cash flow approach relies primarily on Level 3 unobservable inputs, whereby expected future cash flows are discounted using a rate that includes assumptions regarding an entity’s average cost of debt and equity, incorporates expected future cash flows based on internal business plans, and applies certain assumptions about risk and uncertainties due to the bankruptcy filing. Our estimates are based upon assumptions we believe to be reasonable, but which by nature are uncertain and unpredictable. As a result of this analysis, we determined that the carrying value of our retained interest in SPHC approximated zero.

As a result of the combined analyses of each of the components of our net investment in SPHC, we recorded a net loss of approximately $7.9 million, which was reflected in Other Expense, Net, during the fourth fiscal quarter of the year ended May 31, 2010. No changes have been made to these amounts through May 31, 2013.

3) Use of Estimates

The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has evaluated subsequent events through the date the Consolidated Financial Statements were filed with the Securities and Exchange Commission.

4) Acquisitions/Divestitures

We account for business combinations using the acquisition method of accounting and, accordingly, the assets and liabilities of the acquired entities are recorded at their estimated fair values at the acquisition date.

During the fiscal year ended May 31, 2013, we completed six acquisitions. Two of the current year acquisitions report through our consumer reportable segment, which included the following: a producer and marketer of innovative and unique exterior wood deck and concrete restoration systems based in Clarkston, Georgia; and a manufacturer of nail care enamels, coatings components and related products for the personal care industry located in Paterson, New Jersey. The remaining product line acquisitions report through our industrial reportable segment, and include our acquisition of a manufacturer of rolled asphalt roofing materials, waterproofing products, chemical admixtures and industrial epoxy flooring systems located in Cacapava, Brazil; and three smaller businesses.

During the fiscal year ended May 31, 2012, we completed six acquisitions. Four of the acquired product lines report through our industrial reportable segment, which included the following: a manufacturer of polyurethane and urethane-based flooring and decking solutions for cruise ships, yachts and naval applications based in Genoa, Italy; a supplier and provider of equipment and solutions for water and fire damage restoration, professional cleaning and environmental control based in Burlington, Washington; a supplier of passive fire protection and insulation products headquartered in Barcelona, Spain; and a manufacturer and supplier of EIFS and complementary product lines based in Germany and serving the German and French construction markets. Two of the acquired product lines report through our consumer reportable segment, which included the following: a manufacturer of automotive aftermarket coatings based in Hallam, Victoria, Australia; and a manufacturer of specialty coating based in Cicero, Illinois.

The purchase price for each acquisition has been allocated to the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition. Final determinations of the purchase price allocation for these acquisitions have been completed, and are aggregated by year of purchase in the following table:

	Fiscal 2013 Acquisitions			Fiscal 2012 Acquisitions
(In thousands)	Weighted-Average Intangible Asset Amortization Life (In Years)	Total		Weighted-Average Intangible Asset Amortization Life (In Years)	Total
Current assets		$67,397			$84,693
Property, plant and equipment		46,306			30,096
Goodwill	N/A	260,789		N/A	55,177
Tradenames—indefinite lives	N/A	38,448		N/A	26,986
Other intangible assets	9	103,593		14	43,062
Other long-term assets		8,171			3,066

Total Assets Acquired		$524,704			$243,080

Liabilities assumed		(120,372)			(64,743)

Net Assets Acquired		$404,332	(1)		$178,337	(2)

(1)	Figure includes cash acquired of $6.9 million.
(2)	Figure includes cash acquired of $12.3 million.

Our Consolidated Financial Statements reflect the results of operations of acquired businesses as of their respective dates of acquisition. Pro-forma results of operations for the years ended May 31, 2013 and May 31, 2012 were not materially different from reported results and, consequently, are not presented.

5) Foreign Currency

The functional currency for each of our foreign subsidiaries is its principal operating currency. Accordingly, for the periods presented, assets and liabilities have been translated using exchange rates at year end, while income and expense for the periods have been translated using a weighted-average exchange rate.

The resulting translation adjustments have been recorded in accumulated other comprehensive income (loss), a component of stockholders’ equity, and will be included in net earnings only upon the sale or liquidation of the underlying foreign investment, neither of which is contemplated at this time. Transaction gains and losses have been immaterial during the past three fiscal years.

6) Cash and Cash Equivalents

For purposes of the statement of cash flows, we consider all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. We do not believe we are exposed to any significant credit risk on cash and cash equivalents. The carrying amounts of cash and cash equivalents approximate fair value.

7) Property, Plant & Equipment

May 31,	2013	2012
(In thousands)
Land	$45,281	$36,767
Buildings and leasehold improvements	311,869	291,026
Machinery and equipment	770,973	723,172

Total property, plant and equipment, at cost	1,128,123	1,050,965
Less: allowance for depreciation and amortization	635,760	632,133

Property, plant and equipment, net	$492,363	$418,832

We review long-lived assets for impairment when circumstances indicate that the carrying values of these assets may not be recoverable. For assets that are to be held and used, an impairment charge is recognized when the estimated undiscounted future cash flows associated with the asset or group of assets are less than their carrying value. If impairment exists, an adjustment is made to write the asset down to its fair value, and a loss is recorded for the difference between the carrying value and the fair value. Fair values are determined based on quoted market values, discounted cash flows, internal appraisals or external appraisals, as applicable. Assets to be disposed of are carried at the lower of their carrying value or estimated net realizable value.

Depreciation is computed primarily using the straight-line method over the following ranges of useful lives:

Land improvements	3 to 30 years
Buildings and improvements	3 to 50 years
Machinery and equipment	1 to 30 years

Total depreciation expense for each fiscal period includes the charges to income that result from the amortization of assets recorded under capital leases.

8) Revenue Recognition

Revenues are recognized when realized or realizable, and when earned. In general, this is when title and risk of loss pass to the customer. Further, revenues are realizable when we have persuasive evidence of a sales arrangement, the product has been shipped or the services have been provided to the customer, the sales price is fixed or determinable, and collectibility is reasonably assured. We reduce our revenues for estimated customer returns and allowances, certain rebates, sales incentives, and promotions in the same period the related sales are recorded.

We also record revenues generated under long-term construction contracts, mainly in connection with the installation of specialized roofing and flooring systems, and related services. Certain long-term construction contracts are accounted for under the percentage-of-completion method, and therefore we record contract revenues and related costs as our contracts progress. This method recognizes the economic results of contract performance on a timelier basis than does the completed-contract method; however, application of this method requires reasonably dependable estimates of progress toward completion, as well as other dependable estimates. When reasonably dependable estimates cannot be made, or if other factors make estimates doubtful, the completed contract method is applied. Under the completed contract method, billings and costs are accumulated on the balance sheet as the contract progresses, but no revenue is recognized until the contract is complete or substantially complete.

9) Shipping Costs

Shipping costs paid to third-party shippers for transporting products to customers are included in selling, general and administrative expenses. For the years ended May 31, 2013, 2012 and 2011, shipping costs were $125.6 million, $112.0 million and $103.0 million, respectively.

10) Allowance for Doubtful Accounts Receivable

An allowance for anticipated uncollectible trade receivable amounts is established using a combination of specifically identified accounts to be reserved and a reserve covering trends in collectibility. These estimates are based on an analysis of trends in collectability and past experience, but are primarily made up of individual account balances identified as doubtful based on specific facts and conditions. Receivable losses are charged against the allowance when we confirm uncollectibility. Actual collections of trade receivables could differ from our estimates due to changes in future economic or industry conditions or specific customer’s financial conditions. For the periods ended May 31, 2013, 2012 and 2011, bad debt expense approximated $18.8 million, $5.8 million and $10.9 million, respectively. Included in bad debt expense during fiscal 2013 is $9.0 million recognized for amounts written off in relation to our loan to Kemrock, as described in further detail in Note A(1).

11) Inventories

Inventories are stated at the lower of cost or market, cost being determined on a first-in, first-out (FIFO) basis and market being determined on the basis of replacement cost or net realizable value. Inventory costs include raw materials, labor and manufacturing overhead. Inventories were composed of the following major classes:

May 31,	2013	2012
(In thousands)
Raw material and supplies	$185,590	$160,869
Finished goods	363,090	329,109

Total Inventory	$548,680	$489,978

12) Goodwill and Other Intangible Assets

We account for goodwill and other intangible assets in accordance with the provisions of ASC 350 and account for business combinations using the acquisition method of accounting and accordingly, the assets and liabilities of the entities acquired are recorded at their estimated fair values at the acquisition date. Goodwill represents the excess of the purchase price paid over the fair value of net assets acquired, including the amount assigned to identifiable intangible assets.

We performed the required annual goodwill impairment assessments as of the first day of our fourth fiscal quarter at the reporting unit level. Our reporting units have been identified at the component level, which is the operating segment level or one level below. In the fourth quarter of fiscal 2012, we early adopted new FASB guidance that simplifies how an entity tests goodwill for impairment. It provides an option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Under the new guidance, the traditional two-step quantitative process is required only if an entity concludes that it is more likely than not that a reporting unit’s fair value is less than its carrying amount. We applied both the qualitative and traditional two-step quantitative processes during our annual goodwill impairment assessment performed during the fourth quarter of fiscal 2013.

The traditional two-step quantitative goodwill impairment assessment involves estimating the fair value of a reporting unit and comparing it with its carrying amount. If the carrying amount of the reporting unit exceeds its fair value, additional steps are followed to determine and recognize, if appropriate, an impairment loss. Calculating the fair value of the reporting units requires our significant use of estimates and assumptions. We estimate the fair values of our reporting units by applying a combination of third-party market-value indicators, when observable market data is available, and discounted future cash flows to each of our reporting unit’s projected EBITDA. In applying this methodology, we rely on a number of factors, including actual and forecasted operating results and market data. As a result of the assessments performed for fiscal 2013, 2012 and 2011, there were no indicators of impairment.

Additionally, we test all indefinite-lived intangible assets for impairment annually. We perform the required annual impairment assessments as of the first day of our fourth fiscal quarter. In the fourth quarter of fiscal 2013, we adopted new FASB guidance that simplifies how an entity tests indefinite-lived intangible assets for impairment. It provides an option to first assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount.

The annual impairment assessment involves estimating the fair value of each indefinite-lived asset and comparing it with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, we record an impairment loss equal to the difference. Calculating the fair value of the indefinite-lived assets requires our significant use of estimates and assumptions. We estimate the fair values of our intangible assets by applying a relief-from-royalty calculation, which includes discounted future cash flows related to each of our intangible asset’s projected revenues. In applying this methodology, we rely on a number of factors, including actual and forecasted revenues and market data. As a result of the assessments performed for fiscal 2013, 2012 and 2011, there were no indicators of impairment.

Should the future earnings and cash flows at our reporting units decline and/or discount rates increase, future impairment charges to goodwill and other intangible assets may be required.

13) Advertising Costs

Advertising costs are charged to operations when incurred and are included in SG&A expenses. For the years ended May 31, 2013, 2012 and 2011, advertising costs were $43.2 million, $34.1 million and $33.3 million, respectively.

14) Research and Development

Research and development costs are charged to operations when incurred and are included in selling, general and administrative expenses. The amounts charged to expense for the years ended May 31, 2013, 2012 and 2011 were $49.3 million, $45.4 million and $40.9 million, respectively.

15) Stock-Based Compensation

Stock-based compensation represents the cost related to stock-based awards granted to our employees and directors, which may include restricted stock, stock options and stock appreciation rights (“SARs”). We measure stock-based compensation cost at the date of grant, based on the estimated fair value of the award. We recognize the cost as expense on a straight-line basis (net of estimated forfeitures) over the related vesting period. Refer to Note I, “Stock-Based Compensation,” for further information.

16) Investment (Income), Net

Investment (income), net, consists of the following components:

Year Ended May 31,	2013	2012	2011
(In thousands)
Interest (income)	$(6,814)	$(5,031)	$(5,058)
Loss (gain) on sale of marketable securities	(11,664)	862	(9,675)
Other-than-temporary impairment on securities	14,279	1,604	693
Dividend (income)	(1,979)	(1,621)	(1,642)

Investment (income), net	$(6,178)	$(4,186)	$(15,682)

17) Other Expense (Income), Net

Other expense (income), net, consists of the following components:

Year Ended May 31,	2013	2012	2011
(In thousands)
Royalty (income), net	$(2,069)	$(1,520)	$(1,249)
Loss on Brazil operational repositioning	6,087
Loss on Kemrock conversion option	9,030
(Income) loss related to unconsolidated equity affiliates	44,671	(8,079)	(1,148)

Other expense (income), net	$57,719	$(9,599)	$(2,397)

Equity in Income of Unconsolidated Affiliates

Beginning with our fiscal year ended May 31, 2007, we began purchasing shares of Kemrock Industries and Exports Limited (“Kemrock”) common stock. By May 31, 2011, we had acquired a total of approximately 3.2 million shares of Kemrock common stock, for an accumulated cost of approximately $24.2 million, which represented approximately 18% of Kemrock’s outstanding shares at that time. Our investment in Kemrock common stock had been classified in other long-term assets on our balance sheet and included with available-for-sale securities, which are carried at fair value based on quoted market prices.

During fiscal 2012, we purchased approximately 870,000 additional shares of Kemrock common stock, which increased our ownership to 23% of Kemrock’s outstanding shares. Also during fiscal 2012, we entered into a GDR Purchase Agreement with Kemrock, whereby we purchased from Kemrock 693,072 GDRs of Kemrock for an aggregate purchase price of approximately $7.2 million. We account for our investment in the Kemrock GDRs as common stock equivalents within our total investment in Kemrock. Lastly, during fiscal 2012 we invested $22.7 million in 5.5% convertible bonds issued by Kemrock. The bonds are convertible into ordinary shares or GDRs, each representing one ordinary share of Kemrock stock, and may be converted at any time on or after June 4, 2012 and up to the close of business on June 12, 2017. Our investment in Kemrock convertible bonds is accounted for as an available-for-sale security and is classified in other long-term assets in our Consolidated Balance Sheet. The convertible feature embedded in the convertible bonds is accounted for as a derivative under the guidance in ASC 815, “Derivatives and Hedging.”

Due to the presumption under GAAP that an entity with an ownership percentage greater than 20% has significant influence, and no other factors would refute that presumption, we changed our accounting for this investment to the equity method. Adjustments are made to our investment in order to recognize our share of Kemrock’s earnings as they occur, rather than as dividends or other distributions are received. Any changes in our proportionate share of the underlying equity of Kemrock, which could result from their issuance of additional equity securities, are recognized as increases or decreases in shareholders’ equity, net of any related tax effects.

We account for our equity method investment in Kemrock under ASC 323, “Investments – Equity Method and Joint Ventures.” As outlined in ASC 323-10-35-32, a decline in the quoted market price below the carrying amount when combined with other evidence of a loss in value may be indicative of a loss in value that is other than temporary. Acting upon the premise that a write-down of our investment in Kemrock may be required, we considered all available evidence to evaluate the realizable value of our equity investment, including a decline in the market price of shares of Kemrock stock, the financial condition and near term prospects of Kemrock, and the overall economic situation in India. As a result of these factors, we determined that it was appropriate to record an impairment loss during fiscal 2013 of approximately $55.9 million on our equity method investment, which is classified in other (income) expense, net in our Consolidated Statements of Income. We also recorded a loss of approximately $13.7 million for the write-down of our investment in Kemrock convertible bonds, which is classified in investment (income) expense, net in our Consolidated Statements of Income.

Our investment in Kemrock is reported in our Consolidated Balance Sheet at its adjusted carrying value and classified as a long-term asset. Our investment in Kemrock had no carrying value at May 31, 2013 and a carrying value of $42.2 million at May 31, 2012.

Loss on Repositioning of Operations in Brazil

During the third quarter of fiscal 2013, we completed a definitive plan to substantially liquidate our Stoncor Brazil subsidiary, a small flooring business in Brazil with sales, income and assets that amounted to significantly less than 1% of our consolidated sales, income and assets in any given year, in order to leverage the substantial sales force, manufacturing facilities, broad distribution network and entrepreneurial management team of our Viapol subsidiary, which was acquired in June 2012. The acquisition of Viapol has given us the critical mass needed to sell construction products in Brazil, including RPM’s existing flooring brands such as Stonhard and Flowcrete. Viapol has the local manufacturing capabilities and technically skilled salespeople required to sell epoxy and polyurethane flooring in Brazil where we previously lacked a significant presence.

As a result of our repositioning of certain of our industrial segment operations in Brazil, we incurred a loss of approximately $6.1 million. Included in the loss was the impact of an adjustment for accumulated foreign currency translation. This non-cash charge was previously recorded as an unrealized foreign exchange loss in our currency translation account as a component of other comprehensive income.

18) Income Taxes

The provision for income taxes is calculated using the liability method. Under the liability method, deferred income taxes are recognized for the tax effect of temporary differences between the financial statement carrying amount of assets and liabilities and the amounts used for income tax purposes and for certain changes in valuation allowances. Valuation allowances are recorded to reduce certain deferred tax assets when, in our estimation, it is more likely than not that a tax benefit will not be realized.

We have not provided for U.S. income and foreign withholding taxes on approximately $1.1 billion of foreign subsidiaries’ undistributed earnings as of May 31, 2013, because such earnings have been retained and reinvested by the subsidiaries. Accordingly, no provision has been made for U.S. or foreign withholding taxes, which may become payable if undistributed earnings of foreign subsidiaries were paid to us as dividends. The additional income taxes and applicable withholding taxes that would result had such earnings actually been repatriated are not practically determinable.

19) Earnings Per Share of Common Stock

Earnings per share (EPS) is computed using the two-class method. The two-class method determines EPS for each class of common stock and participating securities according to dividends and dividend equivalents and their respective participation rights in undistributed earnings. Our unvested share-based payment awards that contain rights to receive non-forfeitable dividends are considered participating securities. Basic EPS of common stock is computed by dividing net income by the weighted-average number of shares of common stock outstanding for the period. Diluted EPS of common stock is computed on the basis of the weighted-average number of shares of common stock plus the effect of dilutive potential shares of common stock outstanding during the period using the treasury stock method. Dilutive potential shares of common stock include outstanding stock options, stock awards and convertible notes. See Note K, “Earnings Per Share of Common Stock,” for additional information.

20) Other Recent Accounting Pronouncements

In June 2011, the FASB issued amended disclosure requirements for the presentation of other comprehensive income (OCI) and accumulated other comprehensive income (AOCI). OCI is comprised of costs, expenses, gains and losses that are included in comprehensive income but excluded from net income, and AOCI comprises the aggregated balances of OCI in equity. The amended guidance eliminated the option to present period changes (OCI) as part of the Statement of Changes in Equity. Under the amended guidance, all period changes (OCI) are to be presented either in a single continuous statement of comprehensive income, or in two separate but consecutive financial statements. Only summary totals are to be included in the AOCI section of the Statement of Changes in Equity. We adopted these provisions as of June 1, 2012. There was no impact on our consolidated financial results as the amendments relate only to changes in financial statement presentation.

In February 2013, the FASB further amended the disclosure requirements for comprehensive income. The update requires companies to disclose items reclassified out of AOCI and into net income in a single location either in the notes to the consolidated financial statements or parenthetically on the face of the Statements of Operations. The change is effective for fiscal years, and interim periods within those years, beginning after December 15, 2012, and is to be applied prospectively. We will adopt these provisions on June 1, 2013, and do not expect the adoption of these updated disclosure requirements to affect our consolidated results of operations, financial condition or liquidity.

21) Subsequent Event

Canadian Income Tax Law Change

Subsequent to year end, Canada Bill C-48, Technical Tax Amendments Act, 2012 (“Bill C-48”), received Royal Assent. Bill C-48 is considered enacted as of June 26, 2013 for U.S. GAAP reporting purposes. The legislation includes a number of amendments that will impact RPM on both a retroactive and prospective basis. We are in the process of analyzing the overall impact of the legislation. Our preliminary estimate of the incremental Canadian income tax expense for the retroactive period, which will be recognized in fiscal 2014, is in the range of $10.0 million to $14.0 million. The prospective impact will be based on the applicable actual operating results in future annual periods.

Restructuring	12 Months Ended
May 31, 2013
Restructuring

NOTE B—RESTRUCTURING

We record restructuring charges associated with management-approved restructuring plans to either reorganize one or more of our business segments, or to remove duplicative headcount and infrastructure associated with our businesses. Restructuring charges can include severance costs to eliminate a specified number of employees, infrastructure charges to vacate facilities and consolidate operations, and contract cancellation costs. Restructuring charges are recorded based upon planned employee termination dates and site closure and consolidation plans. The timing of associated cash payments is dependent upon the type of restructuring charge and can extend over a multi-year period. We record the short-term portion of our restructuring liability in Other accrued liabilities and the long-term portion, if any, in Other long-term liabilities in our Consolidated Balance Sheets.

Fiscal 2013 Plans

In May 2013, we approved a restructuring plan for one of our consumer operating segments designed to eliminate duplicative processes and overhead and to exit certain processes and product lines. This restructuring plan allows management to refocus its attention on faster growing brands within the consumer operating segment. In connection with this plan, we recorded aggregate charges of approximately $15.6 million, of which approximately $8.2 million relates to the elimination of 133 positions and approximately $7.4 million results from the shutdown of 2 manufacturing facilities. These actions are expected to be completed during the first seven months of fiscal 2014. In addition, there were approximately $3.9 million of inventory markdowns, which are reflected in Cost of Sales in our Consolidated Statements of Income.

Additionally, one of our industrial operating businesses adopted a restructuring plan designed to simplify business processes, accelerate innovation and deliver better results for customers, employees and stockholders. We estimate that this plan will eliminate approximately 34 positions and severance payments will be made generally through the end of fiscal 2014. In connection with the plan, we recorded aggregate charges of approximately $4.5 million, all of which relates to workforce reductions.

As a result of these restructuring activities, we recorded inventory markdowns of $3.9 million, $3.5 million in write-downs of buildings and equipment, and pretax restructuring charges for future severance payments of $12.7 million in the fourth quarter of 2013. No cash payments were made prior to May 31, 2013.

Goodwill and Other Intangible Assets	12 Months Ended
May 31, 2013
Goodwill and Other Intangible Assets

NOTE C—GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill, by reportable segment, for the years ended May 31, 2013 and 2012, are as follows:

(In thousands)	Industrial Segment	Consumer Segment	Total
Balance as of June 1, 2011	$445,756	$385,733	$831,489
Acquisitions	50,233	4,944	55,177
Translation adjustments	(30,098)	(7,222)	(37,320)

Balance as of May 31, 2012	465,891	383,455	849,346
Acquisitions	98,718	162,071	260,789
Translation adjustments	209	3,487	3,696

Balance as of May 31, 2013	$564,818	$549,013	$1,113,831

Total accumulated impairment losses were $14.9 million at May 31, 2013 and 2012, which was recorded during the fiscal year ended May 31, 2009 by our industrial reportable segment.

Other intangible assets consist of the following major classes:

(In thousands)	Amortization Period (In Years)	Gross Carrying Amount	Accumulated Amortization	Net Other Intangible Assets
As of May 31, 2013
Amortized intangible assets
Formulae	3 to 33	$216,418	$113,315	$103,103
Customer-related intangibles	3 to 33	196,376	66,077	130,299
Trademarks/names	2 to 40	30,223	13,222	17,001
Other	1 to 40	48,817	27,046	21,771

Total Amortized Intangibles		491,834	219,660	272,174
Indefinite-lived intangible assets Trademarks/names		187,439		187,439

Total Other Intangible Assets		$679,273	$219,660	$459,613

As of May 31, 2012
Amortized intangible assets
Formulae	3 to 33	$174,190	$103,414	$70,776
Customer-related intangibles	3 to 33	139,824	52,616	87,208
Trademarks/names	4 to 40	26,050	11,192	14,858
Other	1 to 40	49,373	25,526	23,847

Total Amortized Intangibles		389,437	192,748	196,689
Indefinite-lived intangible assets Trademarks/names		148,931		148,931

Total Other Intangible Assets		$538,368	$192,748	$345,620

The aggregate intangible asset amortization expense for the fiscal years ended May 31, 2013, 2012 and 2011 was $27.7 million, $21.4 million and $20.0 million, respectively. For the next five fiscal years, we estimate annual intangible asset amortization expense related to our existing intangible assets to approximate the following: 2014—$25.4 million, 2015—$24.5 million, 2016—$23.5 million, 2017—$22.8 million and 2018—$21.2 million.

Marketable Securities	12 Months Ended
May 31, 2013
Marketable Securities

NOTE D—MARKETABLE SECURITIES

The following tables summarize marketable securities held at May 31, 2013 and May 31, 2012 by asset type:

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2013
Equity securities:
Stocks—foreign	$1,090	$244	$—	$1,334
Stocks—domestic	24,492	5,265	(392)	29,365
Mutual funds—foreign	18,328	1,901	(7)	20,222
Mutual funds—domestic	39,184	679	(492)	39,371

Total equity securities	83,094	8,089	(891)	90,292
Fixed maturity:
U.S. treasury and other government	20,528	247	(139)	20,636
Corporate bonds	1,724	244	—	1,968
Foreign bonds	37	4	—	41
Mortgage-backed securities	100	60	(4)	156

Total fixed maturity securities	22,389	555	(143)	22,801

Total	$105,483	$8,644	$(1,034)	$113,093

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2012
Equity securities:
Stocks—foreign	$1,016	$79	$—	$1,095
Stocks—domestic	24,380	2,776	(1,046)	26,110
Mutual funds—foreign	17,489	521	(936)	17,074
Mutual funds—domestic	39,246	1,114	(1,077)	39,283

Total equity securities	82,131	4,490	(3,059)	83,562
Fixed maturity:
U.S. treasury and other government	19,347	530	(12)	19,865
Kemrock convertible bonds	13,670	—	—	13,670
Coporate bonds	2,305	349	(5)	2,649
Foreign bonds	38	1	—	39
Mortgage-backed securities	241	105	(2)	344

Total fixed maturity securities	35,601	985	(19)	36,567

Total	$117,732	$5,475	$(3,078)	$120,129

Marketable securities, included in other current and long-term assets totaling $49.1 million and $64.0 million at May 31, 2013, respectively, and included in other current and long-term assets totaling $30.5 million and $89.6 million at May 31, 2012, respectively, are composed of available-for-sale securities and are reported at fair value. We carry a portion of our marketable securities portfolio in long-term assets since they are generally held for the settlement of our general and product liability insurance claims processed through our wholly owned captive insurance subsidiaries. We reclassified approximately $76.0 million out of other current assets into long-term assets as of May 31, 2012 in order to reflect the time frame over which these assets are intended to be used.

In April 2012, we invested $22.7 million in 5.5% convertible bonds issued by Kemrock. The bonds are convertible into ordinary shares or global depositary receipts each representing one ordinary share of Kemrock stock, and may be converted at any time on or after June 4, 2012 and up to the close of business on June 12, 2017. On May 31, 2013, we determined that the remaining value associated with our investment in Kemrock convertible bonds was other-than-temporarily impaired, and therefore wrote off the remaining value approximating $13.7 million. Prior to the write off, our investment in Kemrock convertible bonds had been accounted for as an available for sale security, which reflected the offsetting value of the discount on the bond as of the balance sheet date and the decline in the market value of the bond, and was classified in other long-term assets in our Consolidated Balance Sheet.

Marketable securities are composed of available-for-sale securities and are reported at fair value. Realized gains and losses on sales of investments are recognized in net income on the specific identification basis. Changes in the fair values of securities that are considered temporary are recorded as unrealized gains and losses, net of applicable taxes, in accumulated other comprehensive income (loss) within stockholders’ equity. Other-than-temporary declines in market value from original cost are reflected in operating income in the period in which the unrealized losses are deemed other than temporary. In order to determine whether other-than-temporary declines in market value have occurred, the duration of the decline in value and our ability to hold the investment are considered in conjunction with an evaluation of the strength of the underlying collateral and the extent to which the investment’s amortized cost or cost, as appropriate, exceeds its related market value.

Gross gains and losses realized on sales of investments were $12.3 million and $0.6 million, respectively, for the year ended May 31, 2013. Gross gains and losses realized on sales of investments were $4.1 million and $5.0 million, respectively, for the year ended May 31, 2012. During fiscal 2013 and 2012, we recognized losses of $14.3 million and $1.6 million, respectively, for securities deemed to have other-than-temporary impairments. Included in the other-than-temporary impairments recorded during fiscal 2013 is the loss recognized for our remaining investment in Kemrock convertible bonds, totaling $13.7 million. These amounts are included in investment expense (income), net in the Consolidated Statements of Income.

Summarized below are the securities we held at May 31, 2013 and May 31, 2012 that were in an unrealized loss position and that were included in accumulated other comprehensive income, aggregated by the length of time the investments had been in that position:

	May 31, 2013		May 31, 2012
(In thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Total investments with unrealized losses	$36,582	$(1,034)	$43,772	$(3,078)
Unrealized losses with a loss position for less than 12 months	36,327	(956)	42,114	(2,596)
Unrealized losses with a loss position for more than 12 months	255	(78)	1,658	(482)

We have reviewed all of the securities included in the table above and have concluded that we have the ability and intent to hold these investments until their cost can be recovered, based upon the severity and duration of the decline. Therefore, we did not recognize any other-than-temporary impairment losses on these investments. Unrealized losses at May 31, 2013 were generally related to the lower levels of volatility in valuations over the last several months for a portion of our portfolio of investments in marketable securities. The unrealized losses generally relate to investments whose fair values at May 31, 2013 were less than 15% below their original cost or have been in a loss position for less than six consecutive months. Although we have seen recovery in general economic conditions over the past year, if we were to experience continuing or significant unrealized losses within our portfolio of investments in marketable securities in the future, we may recognize additional other-than-temporary impairment losses. Such potential losses could have a material impact on our results of operations in any given reporting period. As such, we continue to closely evaluate the status of our investments and our ability and intent to hold these investments.

The net carrying values of debt securities at May 31, 2013, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(In thousands)	Amortized Cost	Fair Value
Due:
Less than one year	$3,219	$3,240
One year through five years	13,824	13,988
Six years through ten years	3,579	3,602
After ten years	1,767	1,971

	$22,389	$22,801

Fair Value Measurements	12 Months Ended
May 31, 2013
Fair Value Measurements

NOTE E—FAIR VALUE MEASUREMENTS

Financial instruments recorded on the balance sheet include cash and cash equivalents, trade accounts receivable, marketable securities, notes and accounts payable, and debt.

An allowance for anticipated uncollectible trade receivable amounts is established using a combination of specifically identified accounts to be reserved, and a reserve covering trends in collectibility. These estimates are based on an analysis of trends in collectability and past experience, but are primarily made up of individual account balances identified as doubtful based on specific facts and conditions. Receivable losses are charged against the allowance when we confirm uncollectibility.

All derivative instruments are recognized on our Consolidated Balance Sheet and measured at fair value. Changes in the fair values of derivative instruments that do not qualify as hedges and/or any ineffective portion of hedges are recognized as a gain or (loss) in our Consolidated Statement of Income in the current period. Changes in the fair value of derivative instruments used effectively as cash flow hedges are recognized in other comprehensive income (loss), along with the change in the value of the hedged item. We do not hold or issue derivative instruments for speculative purposes.

The valuation techniques utilized for establishing the fair values of assets and liabilities are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect management’s market assumptions. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value, as follows:

Level 1 Inputs—Quoted prices for identical instruments in active markets.

Level 2 Inputs—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 Inputs—Instruments with primarily unobservable value drivers.

The following tables present our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
U.S. Treasury and other government	$—	$20,636	$—	$20,636
Foreign bonds		41		41
Mortgage-backed securities		156		156
Corporate bonds		1,968		1,968
Stocks—foreign	1,334			1,334
Stocks—domestic	29,365			29,365
Mutual funds—foreign		20,222		20,222
Mutual funds—domestic		39,371		39,371
Foreign currency forward contract		(4,751)		(4,751)
Cross-currency swap		(10,048)		(10,048)
Contingent consideration		—	(64,500)	(64,500)

Total	$30,699	$67,595	$(64,500)	$33,794

(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2012
U.S. Treasury and other government	$—	$19,865	$—	$19,865
Foreign bonds		39		39
Mortgage-backed securities		344		344
Corporate bonds		2,649		2,649
Stocks—foreign	1,095			1,095
Stocks—domestic	26,110			26,110
Mutual funds—foreign		17,074		17,074
Mutual funds—domestic		39,283		39,283
Foreign currency forward contract		(1,356)		(1,356)
Cross-currency swap		(2,159)		(2,159)
Conversion option, Kemrock 5.5% bonds			9,031	9,031
Investment in Kemrock convertible debt		13,670		13,670

Total	$27,205	$89,409	$9,031	$125,645

Our marketable securities are composed of mainly available-for-sale securities, and are valued using a market approach. The availability of inputs observable in the market varies from instrument to instrument and depends on a variety of factors including the type of instrument, whether the instrument is actively traded, and other characteristics particular to the transaction. For most of our financial instruments, pricing inputs are readily observable in the market, the valuation methodology used is widely accepted by market participants, and the valuation does not require significant management discretion. For other financial instruments, pricing inputs are less observable in the market and may require management judgment.

Our cross-currency swap is a liability that has a fair value of $10.0 million at May 31, 2013, that was originally designed to fix our interest and principal payments in euros for the life of our unsecured 6.70% senior notes due November 1, 2015, which resulted in an effective euro fixed-rate borrowing of 5.31%. The basis for determining the rates for this swap included three legs at the inception of the agreement: the U.S. dollar (USD) fixed rate to a USD floating rate; the euro floating to euro fixed rate; and the dollar to euro basis fixed rate at inception. Therefore, we essentially exchanged fixed payments denominated in USD for fixed payments denominated in euros, paying fixed euros at 5.31% and receiving fixed USD at 6.70%. The ultimate payments are based on the notional principal amounts of 150 million USD and approximately 125 million euros. There will be an exchange of the notional amounts at maturity. The rates included in this swap are based upon observable market data, but are not quoted market prices, and therefore, the cross-currency swap is considered a Level 2 liability on the fair value hierarchy. Additionally, this cross-currency swap has been designated as a hedging instrument, and is classified as other long-term liabilities in our Consolidated Balance Sheets.

At May 31, 2013 and 2012, we had a foreign currency forward contract with a fair value of approximately $4.8 million and $1.4 million, respectively, which is classified as other accrued liabilities in our Consolidated Balance Sheets. Our foreign currency forward contract, which has not been designated as a hedge, was designed to reduce our exposure to the changes in the cash flows of intercompany foreign-currency-denominated loans related to changes in foreign currency exchange rates by fixing the functional currency cash flows. The foreign exchange rates included in the forward contract are based upon observable market data, but are not quoted market prices, and therefore, the forward currency forward contract is considered a Level 2 liability on the fair value hierarchy.

Our investment in Kemrock 5.5% convertible bonds includes the fair value of the conversion option feature as of the balance sheet date, and is classified in other long-term assets in our Consolidated Balance Sheet at May 31, 2012. During the first half of fiscal 2013, we recognized a loss of approximately $9.0 million, resulting from the decline in the fair value of the conversion option feature associated with the bond, driven primarily from the decline in the market value of Kemrock common stock, from 531.0 rupees per share at May 31, 2012 to 56.70 rupees per share at November 30, 2012. The majority of the decline in the market value of Kemrock shares began to occur during the month of August 2012. The write off of the conversion option balance is reflected in other expense (income) in the Consolidated Statements of Income. At May 31, 2013, we determined that the remaining value of our investment in Kemrock convertible bonds was other-than-temporarily impaired, and therefore wrote off the remaining balance of approximately $13.7 million.

The contingent consideration represents the estimated fair value of the additional variable cash consideration payable in connection with our acquisitions of Kirker Enterprises and Synta that is contingent upon the achievement of certain performance milestones. We estimated the fair value using expected future cash flows over the period in which the obligation is expected to be settled, and applied a discount rate that appropriately captures a market participant’s view of the risk associated with the obligation.

The carrying value of our current financial instruments, which include cash and cash equivalents, marketable securities, trade accounts receivable, accounts payable and short-term debt approximates fair value because of the short-term maturity of these financial instruments. At May 31, 2013 and May 31, 2012, the fair value of our long-term debt was estimated using active market quotes, based on our current incremental borrowing rates for similar types of borrowing arrangements, which are considered to be Level 2 inputs. Based on the analysis performed, the fair value and the carrying value of our financial instruments and long-term debt as of May 31, 2013 and May 31, 2012 are as follows:

	At May 31, 2013
(In thousands)	Carrying Value	Fair Value
Cash and cash equivalents	$343,554	$343,554
Marketable equity securities	90,292	90,292
Marketable debt securities	22,801	22,801
Long-term debt, including current portion	1,373,697	1,501,850

	At May 31, 2012
(In thousands)	Carrying Value	Fair Value
Cash and cash equivalents	$315,968	$315,968
Marketable equity securities	83,562	83,562
Marketable debt securities	36,567	36,567
Long-term debt, including current portion	1,115,536	1,232,180

Borrowings	12 Months Ended
May 31, 2013
Borrowings

NOTE F—BORROWINGS

A description of long-term debt follows:

May 31,	2013	2012
(In thousands)
Unsecured 6.25% senior notes due December 15, 2013	$200,000	$200,000
Unsecured 6.70% senior notes due November 1, 2015(1)	150,000	150,000
Unsecured 6.50% senior notes due February 14, 2018(2)	248,259	247,890
Unsecured 6.125% senior note due October 15, 2019(3)	459,457	460,688
Unsecured 3.45% senior notes due November 15, 2022	300,000
Revolving credit agreement for $600,000 with a syndicate of banks, through June 29, 2017 (4)	7,701	48,797
Other obligations, including capital leases and unsecured notes payable at various rates of interest due in installments through 2017.	8,280	8,161

	1,373,697	1,115,536
Less: current portion	4,521	2,584

Total Long-Term Debt, Less Current Maturities	$1,369,176	$1,112,952

(1)	We entered into a cross-currency swap, which fixed the interest and principal payments in euros, resulting in an effective fixed-rate borrowing of 5.31%.
(2)	The $250.0 million aggregate principal amount of the notes due 2018 is adjusted for the amortization of the original issue discount, which approximated $1.7 million and $2.1 million at May 31, 2013 and 2012, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 6.704% for both years presented.
(3)	Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes. The $300.0 million aggregate principal amount of the notes due 2019 from the initial issuance is adjusted for the amortization of the original issue discount, which approximated $0.2 million at May 31, 2013 and 2012. The original issue discount effectively reduced the ultimate proceeds from the October 2009 financing. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%. The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $9.7 million and $11.0 million at May 31, 2013 and 2012, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%.
(4)	Interest was tied to AUD LIBOR at May 31, 2013, and averaged 4.16% for AUD denominated debt. Interest was tied to euro LIBOR and prime rate at May 31, 2012, and averaged 1.99% and 5.65%, respectively, for euro denominated debt.

The aggregate maturities of long-term debt for the five years subsequent to May 31, 2013 are as follows: 2014—$204.5 million; 2015—$1.3 million; 2016—$150.9 million; 2017—$0.5 million; 2018—$256.2 million and thereafter $760.4 million. Additionally, at May 31, 2013, we had unused lines of credit totaling $742.3 million.

Our available liquidity, including our cash and cash equivalents and amounts available under our committed credit facilities, stood at $1.1 billion at May 31, 2013. Our debt-to-capital ratio was 53.4% at May 31, 2013, compared with 48.5% at May 31, 2012.

6.25% Notes due 2013

On December 15, 2013, our $200 million 6.25% senior notes will mature. It is our intent to refinance this debt with funds available from our 5-year $600 million revolving credit agreement, which has a maturity date of June 29, 2017. As a result, the senior notes are classified as long-term debt at May 31, 2013. As of May 31, 2013, the available credit on our revolving credit agreement was $592 million.

3.45% Notes due 2022

On October 23, 2012, we sold $300 million aggregated principal amount of 3.45% Notes due 2022 (the “New Notes”). The net proceeds of $297.7 million from the offering of the New Notes were used to repay short-term borrowings outstanding under our $600 million revolving credit facility.

6.125% Notes due 2019

On October 9, 2009, we sold $300.0 million aggregate principal amount of 6.125% Notes due 2019 (the “Notes”). The net proceeds from the offering of the Notes were used to repay $163.7 million in principal amount of our unsecured notes due October 15, 2009, and approximately $120.0 million in principal amount of short-term borrowings outstanding under our accounts receivable securitization program. The balance of the net proceeds was used for general corporate purposes.

On May 27, 2011 we issued and sold an additional $150.0 million aggregate principal amount of the Notes. The offering was priced at 108.09% of the $150.0 million principal amount of Notes, together with accrued interest up to, but excluding the closing date, and at that price the Notes have a yield to maturity of 4.934%. The net proceeds of $162.1 million were used for general corporate purposes, including working capital and potential acquisitions of complementary businesses or other assets.

Revolving Credit Agreement

On June 29, 2012, we entered into an unsecured syndicated revolving credit facility (the “Credit Facility”) with a group of banks. The Credit Facility expires on June 29, 2017 and provides for a five-year $600.0 million revolving credit facility, which includes sublimits for the issuance of $50.0 million in swingline loans, which are comparatively short-term loans used for working capital purposes, and letters of credit. The aggregate maximum principal amount of the commitments under the Credit Facility may be expanded upon our request, subject to certain conditions, to $800.0 million. The Credit Facility is available to refinance existing indebtedness, to finance working capital and capital expenditure needs, and for general corporate purposes.

The Credit Facility requires us to comply with various customary affirmative and negative covenants, including a leverage covenant and interest coverage ratio. Under the terms of the leverage covenant, we may not permit our consolidated indebtedness as of any fiscal quarter end to exceed 60% of the sum of such indebtedness and our consolidated shareholders’ equity on such date. The minimum required consolidated interest coverage ratio for EBITDA to interest expense is 3.50 to 1. The interest coverage ratio is calculated at the end of each fiscal quarter for the four fiscal quarters then ended.

As of May 31, 2013, we were in compliance with all covenants contained in our Credit Facility, including the leverage and interest coverage ratio covenants. At that date, our leverage ratio was 53.5%, while our interest coverage ratio was 5.37 to 1.

Our access to funds under our Credit Facility is dependent on the ability of the financial institutions that are parties to the Credit Facility to meet their funding commitments. Those financial institutions may not be able to meet their funding commitments if they experience shortages of capital and liquidity or if they experience excessive volumes of borrowing requests within a short period of time. Moreover, the obligations of the financial institutions under our Credit Facility are several and not joint and, as a result, a funding default by one or more institutions does not need to be made up by the others.

Accounts Receivable Securitization Program

On May 31, 2011, we entered into Amendment No. 5 to our Receivables Purchase Agreement, dated April 7, 2009. Amendment No. 5 extends the term of our accounts receivable securitization program (the “AR Program”) to May 30, 2014, subject to possible earlier termination upon the occurrence of certain events. Pricing continues to be based on the Alternate Base Rate, a LIBOR market index rate or LIBOR for a specified tranche period plus a margin of 1.0%. This margin will increase to 1.25% if we do not maintain our public debt rating of at least BB+/Ba1/BB+ from any two of Standard & Poor’s, Moody’s or Fitch. In addition, a monthly unused fee is payable to the purchasers. Amendment No. 5 also modified or eliminated certain of the financial covenants under the AR Program. Under the terms of the amended AR Program, we may not permit our consolidated indebtedness calculated on the last day of each fiscal quarter to exceed 60% of the sum of such indebtedness and our consolidated shareholders’ equity on such date. The interest coverage ratio covenant continues to require that we not permit the ratio, calculated at the end of each fiscal quarter for the four fiscal quarters then ended, of EBITDA to interest expense for such period to be less than 3.5 to 1. Finally, the fixed charge coverage ratio covenant under the pre-amended AR Program has been deleted. The financial tests that remain in the AR Program are substantially identical to the financial covenants contained in our Credit Facility. There were no outstanding borrowings under this facility as of May 31, 2013.

Our failure to comply with the covenants described above and other covenants contained in the Credit Facility could result in an event of default under that agreement, entitling the lenders to, among other things, declare the entire amount outstanding under the Credit Facility to be due and payable. The instruments governing our other outstanding indebtedness generally include cross-default provisions that provide that under certain circumstances, an event of default that results in acceleration of our indebtedness under the Credit Facility will entitle the holders of such other indebtedness to declare amounts outstanding immediately due and payable.

We are exposed to market risk associated with interest rates. We do not use financial derivative instruments for trading purposes, nor do we engage in foreign currency, commodity or interest rate speculation. Concurrent with the issuance of our 6.7% Senior Unsecured Notes, RPM United Kingdom G.P. entered into a cross currency swap, which fixed the interest and principal payments in euros for the life of the 6.7% Senior Unsecured Notes and resulted in an effective euro fixed rate borrowing of 5.31%.

Income Taxes	12 Months Ended
May 31, 2013
Income Taxes

NOTE G—INCOME TAXES

The provision for income taxes is calculated in accordance with ASC 740, which requires the recognition of deferred income taxes using the liability method.

Income (loss) before income taxes as shown in the Consolidated Statements of Income is summarized below for the periods indicated. Certain foreign operations are branches of RPM International Inc.’s subsidiaries and are therefore subject to income taxes in both the United States and the respective foreign jurisdictions. Accordingly, the provision (benefit) for income taxes by jurisdiction and the income (loss) before income taxes by jurisdiction may not be directly related.

Year Ended May 31,	2013	2012	2011
(In thousands)
United States	$5,104	$187,687	$217,427
Foreign	171,787	140,602	77,626

Income Before Income Taxes	$176,891	$328,289	$295,053

Provision (benefit) for income taxes consists of the following for the periods indicated:

Year Ended May 31,	2013	2012	2011
(In thousands)
Current:
U.S. Federal	$56,590	$45,547	$37,871
State and local	6,694	6,836	4,764
Foreign	44,747	49,231	41,542

Total Current	108,031	101,614	84,177

Deferred:
U.S. Federal	(31,987)	(787)	8,186
State and local	(3,649)	(572)	2,200
Foreign	(5,355)	(5,729)	(2,678)

Total Deferred	(40,991)	(7,088)	7,708

Provision for Income Taxes	$67,040	$94,526	$91,885

The significant components of deferred income tax assets and liabilities as of May 31, 2013 and 2012 were as follows:

	2013	2012
(In thousands)
Deferred income tax assets related to:
Inventories	$6,795	$5,810
Allowance for losses	7,584	8,935
Accrued compensation and benefits	113,394	113,934
Accrued other expenses	16,322	6,525
Other long-term liabilities	29,954	25,280
Net operating loss and credit carryforwards	70,208	76,740
Net unrealized loss on securities	21,727	1,478

Total Deferred Income Tax Assets	265,984	238,702
Less: valuation allowances	(89,909)	(75,167)

Net Deferred Income Tax Assets	176,075	163,535

Deferred income tax (liabilities) related to:
Depreciation	(48,491)	(47,872)
Pension and other postretirement benefits	(12,204)	(15,824)
Amortization of intangibles	(125,042)	(109,206)

Total Deferred Income Tax (Liabilities)	(185,737)	(172,902)

Deferred Income Tax Assets (Liabilities), Net	$(9,662)	$(9,367)

At May 31, 2013, we had U.S. federal foreign tax credit carryforwards of approximately $14.5 million, which expire starting in 2014. Additionally at May 31, 2013 we had approximately $6.2 million of state net operating loss carryforwards that expire at various dates beginning in 2014 and foreign net operating loss carryforwards of approximately $178.7 million, of which approximately $30.1 million will expire at various dates beginning in 2014 and approximately $148.6 million that have an indefinite carryforward period. Also, as of May 31, 2013, we had foreign capital loss carryforwards of approximately $18.5 million that can be carried forward indefinitely. These net operating loss, capital loss and foreign tax credit carryforwards may be used to offset a portion of future taxable income and, thereby, reduce or eliminate our U.S. federal, state or foreign income taxes otherwise payable.

When evaluating the realizability of deferred income tax assets, we consider, among other items, whether a jurisdiction has experienced cumulative pretax losses and whether a jurisdiction will generate the appropriate character of income to recognize a deferred income tax asset. More specifically, if a jurisdiction experiences cumulative pretax losses for a period of three years, including the current fiscal year, or if a jurisdiction does not have sufficient income of the appropriate character in the relevant carryback or projected carryforward periods, we typically conclude that it is more likely than not that the respective deferred tax asset will not be realized unless factors such as expected operational changes, availability of prudent and feasible tax planning strategies, reversal of taxable temporary differences or other information exists that would lead us to conclude otherwise. If, after we have evaluated these factors, the deferred income tax assets are not expected to be realized within the carryforward or carryback periods allowed for that jurisdiction, we would conclude that a valuation allowance is required. To the extent that the deferred income tax asset is expected to be utilized within the carryback or carryforward periods, we would conclude that a valuation allowance would not be required.

In applying the above, we determined, based on the available evidence, that it is uncertain whether future taxable income of certain of our foreign subsidiaries, future taxable income of the appropriate character and anticipated foreign source income, will be significant enough to recognize corresponding deferred tax assets. As a result, we recorded net incremental valuation allowances of approximately $14.7 million in fiscal 2013. The change in valuation allowances is principally due to an increase of approximately $21.8 million associated with unrealized losses on Kemrock securities, partially offset by reductions in foreign tax credit carryforwards of approximately $7.2 million.

Total valuation allowances of approximately $89.9 million and $75.2 million have been recorded as of May 31, 2013 and 2012, respectively. The recorded valuation allowances relate to U.S. federal foreign tax credit carryforwards, foreign capital loss carryforwards, certain foreign net operating losses, net foreign deferred tax assets and unrealized losses on securities. A portion of the valuation allowance is associated with deferred tax assets recorded in acquisition accounting. In accordance with ASC 805, any reversal of a valuation allowance that was recorded in acquisition accounting reduces income tax expense.

The following table reconciles income tax expense (benefit) computed by applying the U.S. statutory federal income tax rate against income (loss) before income taxes to the provision (benefit) for income taxes:

Year Ended May 31,	2013	2012	2011
(In thousands)
Income tax expense (benefit) at the U.S. statutory federal income tax rate	$61,912	$114,901	$103,141
Impact of foreign operations	(11,552)	(32,192)	(39,932)
State and local income taxes net of federal income tax benefit	1,979	4,073	4,527
Tax benefits from the domestic manufacturing deduction	(4,489)	(3,744)	(2,750)
Nondeductible fines and penalties	4,802	—	—
Nondeductible business expense	1,269	1,304	1,404
Valuation allowance	14,729	9,353	24,994
Other	(1,610)	831	501

Provision (Benefit) for Income Tax Expense	$67,040	$94,526	$91,885

Effective Income Tax Rate	37.9%	28.8%	31.1%

Uncertain income tax positions are accounted for in accordance with ASC 740. The following table summarizes the activity related to unrecognized tax benefits:

(In millions)	2013	2012	2011
Balance at June 1	$3.3	$6.4	$2.7
Additions based on tax positions related to current year	—	—	0.3
Additions for tax positions of prior years	6.0	0.5	3.9
Reductions for tax positions of prior years	(0.9)	(0.4)	(0.5)
Settlements	—	(3.2)	—

Balance at May 31	$8.4	$3.3	$6.4

The total amount of unrecognized tax benefits that would impact the effective tax rate, if recognized, was $7.5 million at May 31, 2013, $2.4 million at May 31, 2012 and $5.1 million at May 31, 2011. We do not anticipate any significant changes to the above total unrecognized tax benefits within the next 12 months.

We recognize interest and penalties related to unrecognized tax benefits in income tax expense. At May 31, 2013, 2012 and 2011, the accrual for interest and penalties was $5.2 million, $1.5 million and $1.6 million, respectively. Unrecognized tax benefits, including interest and penalties, have been classified as other long-term liabilities unless expected to be paid in one year.

We, or our subsidiaries, file income tax returns in the U.S. and in various state, local and foreign jurisdictions. As of May 31, 2013 we are subject to U.S. federal income tax examinations for the fiscal years 2012 and 2013. In addition, with limited exceptions, we, or our subsidiaries, are generally subject to state and local or non-U.S. income tax examinations by tax authorities for the fiscal years 2006 through 2013.

During fiscal 2013 we settled the U.S. federal income tax examination for fiscal years 2009 and 2010. A net refund position exists as a result of settling these examinations. The underlying Internal Revenue Service (“IRS”) adjustments related to, amongst other items, the deductibility of certain of our expenditures, exclusion of selective items of miscellaneous income and our research tax credit positions. The settlements did not have a material impact on our financial statements.

In addition to settling the above examinations, in May 2013 we informally agreed to a settlement with the IRS with respect to their examination of our fiscal 2011 tax return. The underlying adjustments were similar to those noted above for fiscal years 2009 and 2010.

We are currently under examination, or have been notified of an upcoming tax examination for various non-U.S. and domestic state and local jurisdictions. Although it is possible that certain tax examinations could be resolved during the next 12 months, the timing and outcomes are uncertain.

We include SPHC and its domestic subsidiaries (collectively, the “SPHC Group”) in our consolidated federal income tax return. We entered into a tax-cooperation agreement (the “Agreement”) with the SPHC Group, effective from June 1, 2010. Generally, the Agreement provides, amongst other items, that the federal income taxes of the SPHC Group are to be computed on a stand-alone separate return basis. The current portion of such income tax payable, if any, is due from the SPHC Group to us. Conversely, subject to the terms of the Agreement, income tax benefits associated with net operating loss or tax credit carryovers generated by the SPHC Group, if any, for the taxable year that benefits our consolidated income tax return for that taxable year are payable by us to the SPHC Group. Additionally, pursuant to the terms of the Agreement, a similar approach is applied to consolidated, combined or unitary state tax returns.

Common Stock	12 Months Ended
May 31, 2013
Common Stock

NOTE H—COMMON STOCK

On April 21, 2009, our board of directors adopted a new Stockholder Rights Plan to replace the rights plan that was originally adopted in 1999 and expired in May 2009. The new plan is substantively similar to its predecessor. Under the new plan, our board declared a dividend distribution of one right for each outstanding share of our common stock, payable May 11, 2009. The rights initially trade together with shares of our common stock and will not be exercisable. The rights generally will become exercisable and allow the holder to acquire shares of our common stock at a discounted price if a person or group acquires 15% or more of our outstanding shares. Rights held by persons who exceed the applicable threshold will be void. Under certain circumstances, the rights will entitle the holder to buy shares in an acquiring entity at a discounted price. Our board may, at its option, redeem all rights for $0.001 per right, generally at any time prior to the rights becoming exercisable. The rights will expire May 11, 2019, unless earlier redeemed, exchanged or amended by the board. The new plan specifically provides that our board will review the status of the new plan before its fifth anniversary to determine if any such action should be taken.

On January 8, 2008, we announced our authorization of a stock repurchase program under which we may repurchase shares of our common stock at our discretion for general corporate purposes. Our intention with regard to this program is to limit our repurchases only to amounts required to offset dilution created by stock issued in connection with our equity-based compensation plans, or approximately one to two million shares per year. As a result of this authorization, we may repurchase shares from time to time in the open market or in private transactions at various times and in amounts and for prices that we deem appropriate, subject to insider trading rules and other securities law restrictions. The timing of our purchases has depended upon, and will continue to depend upon, prevailing market conditions, alternative uses of capital and other factors. We may limit or terminate the repurchase program at any time. During the fiscal year ended May 31, 2013, we did not repurchase any shares of our common stock under this program. During the fiscal year ended May 31, 2012, we repurchased 164,773 shares of our common stock at a cost of approximately $3.0 million, or an average cost of $18.25 per share, under this program. During the fiscal year ended May 31, 2011, we repurchased approximately 1.0 million shares of our common stock at a cost of approximately $17.9 million, or an average cost of $17.33 per share, under this program.

Stock-Based Compensation	12 Months Ended
May 31, 2013
Stock-Based Compensation

NOTE I—STOCK-BASED COMPENSATION

Stock-based compensation represents the cost related to stock-based awards granted to our employees and directors; these awards include restricted stock, restricted stock units, stock options and SARs. We grant stock-based incentive awards to our employees and/or our directors under various share-based compensation plans. Plans that provide for stock option grants or share-based payment awards include the 1996 Key Employees Stock Option Plan (the “1996 Plan”) and the Amended and Restated 2004 Omnibus Equity and Incentive Plan (the “Omnibus Plan”), which includes provisions for grants of restricted stock, restricted stock units, performance stock, performance stock units and SARs. Other plans, which provide for restricted stock grants only, include the 2003 Restricted Stock Plan for Directors (the “2003 Plan”) and the 2007 Restricted Stock Plan (the “2007 Plan”).

We measure stock-based compensation cost at the date of grant, based on the estimated fair value of the award. We recognize the cost as expense on a straight-line basis (net of estimated forfeitures) over the related vesting period.

The following table represents total stock-based compensation expense included in our Consolidated Statements of Income:

Year Ended May 31,	2013	2012	2011
(In thousands)
Selling, general and administrative expense	$17,145	$13,904	$12,282
Income tax expense (benefit)	(5,627)	(4,921)	(4,337)

Total stock-based compensation cost	$11,518	$8,983	$7,945

Stock Option Plans

Stock options are awards that allow our employees to purchase shares of our common stock at a fixed price. We grant stock options at an exercise price equal to the stock price on the date of the grant. The fair value of SARs granted is estimated as of the date of grant using a Black-Scholes option-pricing model. The Black-Scholes option pricing model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected life of options granted is derived from the input of the option-pricing model and represents the period of time that options granted are expected to be outstanding. Expected volatility rates are based on historical volatility of shares of our common stock.

The following is a summary of our weighted-average assumptions related to grants made during the last three fiscal years:

Year Ended May 31,	2013	2012	2011
Risk-free interest rate	1.1%	2.5%	2.1%
Expected life of option	7.5 yrs	7.5 yrs	7.5 yrs
Expected dividend yield	3.3%	3.8%	4.1%
Expected volatility rate	28.2%	29.5%	29.6%

Compensation cost for awards under the 1996 Plan is recognized on a straight-line basis over the related vesting period. Shares of common stock under option are not eligible for dividend payments until the shares are exercised.

The Omnibus Plan was approved by our stockholders on October 8, 2004, and is intended to be the primary stock-based award program for covered employees. A wide variety of stock and stock-based awards, as well as dollar-denominated performance-based awards, may be granted under the Omnibus Plan. SARs are issued at fair value at the date of grant, have up to ten-year terms and have graded-vesting terms over four years. Compensation cost for these awards is recognized on a straight-line basis over the related vesting period. Currently all SARs outstanding are to be settled with stock. As of May 31, 2013, there were 3,200,250 SARs outstanding and 302,238 stock options outstanding.

The following table summarizes option and share-based payment activity (including SARs) under these plans during the fiscal year ended May 31, 2013:

	2013
Share-Based Payments	Weighted Average Exercise Price	Number of Shares Under Option
(Shares in thousands)
Balance at June 1	$19.16	3,771
Options granted	25.87	550
Options canceled/expired	14.08	(1)
Options exercised	17.80	(818)

Balance at May 31	20.54	3,502

Exercisable at May 31	$18.99	2,057

Stock Option Plans	2013	2012	2011
(In millions, except per share amounts)
Weighted-average grant-date fair value per share	$4.96	$4.69	$3.97
Intrinsic value of options exercised	$9.8	$7.0	$7.7
Tax benefit from options exercised	$3.5	$1.4	$1.2
Fair value of SARS vested	$1.9	$2.0	$2.2

At May 31, 2013, the aggregate intrinsic value and weighted-average remaining contractual life of options outstanding was $44.1 million and 5.9 years respectively, while the aggregate intrinsic value and weighted-average remaining contractual life of options exercisable was $29.1 million and 4.5 years, respectively.

At May 31, 2013, the total unamortized stock-based compensation expense related to SARs that were previously granted was $4.4 million, which is expected to be recognized over 3.25 years. We anticipate that approximately 1.4 million shares at a weighted-average exercise price of $22.73 and a weighted-average remaining contractual term of 7.8 years will ultimately vest under these plans.

Restricted Stock Plans

We also grant stock-based awards, which may be made in the form of restricted stock, restricted stock units, performance stock and performance stock units. These awards are granted to eligible employees or directors, and entitle the holder to shares of our common stock as the award vests. The fair value of the awards is determined and fixed based on the stock price at the date of grant. A description of our restricted stock plans follows.

Under the Omnibus Plan, a total of 12,000,000 shares of our common stock may be subject to awards. Of the 12,000,000 shares of common stock issuable under the Omnibus Plan, up to 6,000,000 shares may be subject to “full-value” awards such as restricted stock, restricted stock unit, performance stock and performance stock unit awards.

The following table summarizes the share-based performance-earned restricted stock (“PERS”) activity during the fiscal year ended May 31, 2013:

	Weighted-Average Grant-Date Fair Value	2013
(Shares in thousands)
Balance at June 1	$20.18	1,070
Shares granted	26.22	495
Shares forfeited	20.62	(19)
Shares vested	18.98	(92)

Balance at May 31	$22.31	1,454

The weighted-average grant-date fair value was $26.22, $21.49 and $19.31 for the fiscal years ended May 31, 2013, 2012 and 2011, respectively. The restricted stock cliff vests after three years. Nonvested restricted shares of common stock under the Omnibus Plan are eligible for dividend payments. At May 31, 2013, unamortized deferred compensation expense of $13.2 million remained and is being amortized over the applicable vesting period for each participant.

On October 7, 2010, our Compensation Committee approved contingent awards of PCRS, (the “2011 PCRS”), for certain executives. During October 2010, 680,000 shares were granted at a weighted-average grant-date price of $20.73. Additional grants were made in July 2011, June 2012 and July 2012, totaling 115,000 shares, 10,000 shares and 50,000 shares, respectively, and were granted at a weighted-average grant-date price of $22.16, $25.76 and $25.87, respectively. The awards are contingent upon the level of attainment of performance goals for the three-year and five-year periods from June 1, 2010 ending May 31, 2013, and from June 1, 2010 ending May 31, 2015, respectively. At May 31, 2013, we expect that up to 394,521 shares of stock may ultimately vest in relation to these awards. Compensation cost for these awards will be recognized on a straight-line basis over the related performance period, with consideration given to the probability of attaining the performance goals. As of May 31, 2013, there were 855,000 2011 PCRS shares outstanding and $4.1 million in total unamortized stock-based compensation expense. At May 31, 2013, approximately 392,500 shares have been earned, but not vested.

The 2003 Plan was approved on October 10, 2003 by our stockholders, and was established primarily for the purpose of recruiting and retaining directors, and to align the interests of directors with the interests of our stockholders. Only directors who are not our employees are eligible to participate. Under the 2003 Plan, up to 500,000 shares of our common stock may be awarded, with awards cliff vesting over a three-year period. The following table summarizes the share-based activity under the 2003 Plan during fiscal 2013:

	Weighted-Average Grant-Date Fair Value	2013
(Shares in thousands)
Balance at June 1	$20.23	115
Shares granted to Directors	26.63	35
Shares vested	19.31	(37)

Balance at May 31	$22.50	113

The weighted-average grant-date fair value was $26.63, $20.60 and $20.73 for the fiscal years ended May 31, 2013, 2012 and 2011, respectively. Unamortized deferred compensation expense relating to restricted stock grants for directors of $1.2 million at May 31, 2013, is being amortized over the applicable remaining vesting period for each director. Nonvested restricted shares of common stock under the 2003 Plan are eligible for dividend payments. As of May 31, 2013, there were 192,750 shares available for future grant.

Under the 2007 Plan, up to 1,000,000 shares may be awarded to certain employees, generally subject to forfeiture. The shares vest upon the latter of attainment of age 55 and the fifth anniversary of the May 31st immediately preceding the date of the grant. In addition, we also grant restricted stock units to certain employees under this plan. The following table sets forth awards and restricted stock units issued under the 2007 Plan for the years ended May 31, 2013:

	Weighted-Average Grant-Date Fair Value	2013
(Shares in thousands)
Balance at June 1	$17.12	778
Shares granted	25.87	89
Shares forfeited	17.86	(9)
Shares vested	19.38	(43)

Balance at May 31	$17.94	815

The weighted-average grant-date fair value was $25.87, $22.16 and $17.88 for the fiscal years ended May 31, 2013, 2012 and 2011, respectively. As of May 31, 2013, 234,707 shares were available for future issuance under the 2007 Plan. At May 31, 2013, unamortized stock-based compensation expense of $4.9 million, $0.1 million and $1.1 million relating to the 2007 Plan, the 1997 Plan and the Restricted Stock Units, respectively, which are being amortized over the applicable vesting period associated with each participant.

The following table summarizes the activity for all nonvested restricted shares during the year ended May 31, 2013:

	Weighted-Average Grant-Date Fair Value	Number of Shares
(Shares in thousands)
Balance at June 1	$19.53	2,758
Granted	26.16	678
Vested	19.15	(171)
Forfeited	19.72	(29)

Balance at May 31	$20.94	3,236

The remaining weighted-average contractual term of nonvested restricted shares at May 31, 2013 is the same as the period over which the remaining cost of the awards will be recognized, which is approximately 3.2 years. The fair value of the nonvested restricted share awards have been calculated using the market value of the shares on the date of issuance. For the years ended May 31, 2013, 2012 and 2011, the weighted-average grant-date fair value for restricted share grants was $26.16, $21.62 and $19.97, respectively. The total fair value of shares that vested during the years ended May 31, 2013, 2012 and 2011 was $3.3 million, $7.0 million and $10.8 million, respectively. We anticipate that approximately 2.5 million shares at a weighted-average grant-date fair value of $20.94 and a weighted-average remaining contractual term of 3.2 years will ultimately vest, based upon the unique terms and participants of each plan. Approximately 45,194 shares of restricted stock were vested at June 1, 2012, with 56,291 restricted shares vested as of May 31, 2013. The total intrinsic value of restricted shares converted during the years ended May 31, 2013, 2012 and 2011 was $1.3 million, $3.1 million and $0.6 million, respectively.

Total unrecognized compensation cost related to all nonvested awards of restricted shares of common stock was $24.6 million as of May 31, 2013. That cost is expected to be recognized over a weighted-average period of 3.2 years. We did not receive any cash from employees as a result of employee vesting and release of restricted shares for the year ended May 31, 2013.

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
May 31, 2013
Accumulated Other Comprehensive Income (Loss)

NOTE J—ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Accumulated other comprehensive income (loss) consists of the following components:

(In thousands)	Foreign Currency Translation Adjustments	Pension And Other Postretirement Benefit Liability Adjustments, Net of Tax	Unrealized Gain (Loss) On Derivatives, Net of Tax	Unrealized Gain (Loss) On Securities, Net of Tax	Total
Balance at June 1, 2010	$(16,462)	$(103,265)	$1,059	$10,877	$(107,791)
Reclassification adjustments for gains included in net income, net of tax of $2,791				(5,676)	(5,676)
Other comprehensive income (loss)	97,808	10,163	6,131	13,554	127,656
Deferred taxes		(3,603)	(1,923)	(2,590)	(8,116)

Balance at May 31, 2011	81,346	(96,705)	5,267	16,165	6,073
Reclassification adjustments for gains included in net income, net of tax benefit of $844				1,043	1,043
Other comprehensive income	(89,863)	(119,189)	(5,512)	(21,010)	(235,574)
Deferred taxes		41,720	1,445	7,400	50,565

Balance at May 31, 2012	(8,517)	(174,174)	1,200	3,598	(177,893)
Reclassification adjustments for gains included in net income, net of tax benefit of $633				(1,953)	(1,953)
Other comprehensive income	(15,911)	48,100	14	7,860	40,063
Deferred taxes		(17,481)	(18)	(1,971)	(19,470)

Balance at May 31, 2013	$(24,428)	$(143,555)	$1,196	$7,534	$(159,253)

Earnings Per Share	12 Months Ended
May 31, 2013
Earnings Per Share

NOTE K—EARNINGS PER SHARE

The following table sets forth the reconciliation of the numerator and denominator of basic and diluted earnings per share, as calculated using the two-class method, for the years ended May 31, 2013, 2012 and 2011:

Year Ended May 31,	2013	2012	2011
(In thousands, except per share amounts)
Numerator for earnings per share:

Net income attributable to RPM International Inc. stockholders	$98,603	$215,936	$189,058
Less: Allocation of earnings and dividends to participating securities	(1,999)	(4,024)	(3,067)

Net income available to common shareholders—basic	96,604	211,912	185,991
Add: Undistributed earnings reallocated to unvested shareholders	(3)	9	7

Net income available to common shareholders—diluted	$96,601	$211,921	$185,998

Denominator for basic and diluted earnings per share:
Basic weighted average common shares	128,956	128,130	127,403
Average diluted options	845	587	663

Total shares for diluted earnings per share	129,801	128,717	128,066

Earnings Per Share of Common Stock Attributable to RPM International Inc. Stockholders:
Basic Earnings Per Share of Common Stock	$0.75	$1.65	$1.46

Diluted Earnings Per Share of Common Stock	$0.74	$1.65	$1.45

For the years ended May 31, 2013, 2012 and 2011, approximately 3,095,000, 2,625,000 and 2,157,000 shares of stock, respectively, granted under stock-based compensation plans were excluded from the calculation of diluted EPS, as the effect would have been anti-dilutive.

Leases	12 Months Ended
May 31, 2013
Leases

NOTE L—LEASES

We lease certain property, plant and equipment under long-term operating lease agreements, some of which provide for increased rental payments based upon increases in the cost-of-living index. The following table illustrates our future minimum lease commitments under all non-cancelable lease agreements, for each of the next five years and in the aggregate, as of May 31, 2013:

May 31,
(In thousands)
2014	$44,021
2015	35,870
2016	27,198
2017	19,428
2018	15,282
Thereafter	51,834

Total Minimum Lease Commitments	$193,633

Total rental expense for all operating leases amounted to $46.5 million, $40.6 million and $41.4 million for the fiscal years ended May 31, 2013, 2012 and 2011, respectively.

Pension Plans	12 Months Ended
May 31, 2013
Pension Plans

NOTE M—PENSION PLANS

We sponsor several pension plans for our employees, including our principal plan (the “Retirement Plan”), which is a non-contributory defined benefit pension plan covering substantially all domestic non-union employees. Pension benefits are provided for certain domestic union employees through separate plans. Employees of our foreign subsidiaries receive pension coverage, to the extent deemed appropriate, through plans that are governed by local statutory requirements.

The Retirement Plan provides benefits that are based upon years of service and average compensation with accrued benefits vesting after five years. Benefits for union employees are generally based upon years of service, or a combination of years of service and average compensation. Our pension funding policy is to contribute an amount on an annual basis that can be deducted for federal income tax purposes, using a different actuarial cost method and different assumptions from those used for financial reporting. For the fiscal year ending May 31, 2014, we expect to contribute approximately $27.4 million to the retirement plans in the U.S. and approximately $7.4 million to our foreign plans.

Net periodic pension cost consisted of the following for the year ended May 31:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2013	2012	2011	2013	2012	2011
Service cost	$25,950	$19,906	$16,957	$4,337	$3,731	$3,535
Interest cost	16,240	15,307	13,738	7,246	8,076	7,622
Expected return on plan assets	(17,431)	(17,416)	(12,558)	(7,715)	(7,867)	(7,057)
Amortization of:
Prior service cost	348	352	358	7	10	12
Net actuarial losses recognized	16,888	8,510	7,919	2,771	2,169	2,472
Curtailment/settlement (gains) losses	72	—	83	234	—	(26)

Net Pension Cost	$42,067	$26,659	$26,497	$6,880	$6,119	$6,558

The changes in benefit obligations and plan assets, as well as the funded status of our pension plans at May 31, 2013 and 2012, were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Benefit obligation at beginning of year	$385,013	$288,532	$175,338	$161,632
Service cost	25,950	19,906	4,337	3,731
Interest cost	16,240	15,307	7,246	8,076
Benefits paid	(16,503)	(13,467)	(8,761)	(6,337)
Participant contributions			929	1,035
Acquisitions				880
Actuarial (gains)/losses	(8,014)	74,735	9,820	20,563
Settlements/Curtailments			(3,874)
Premiums paid			(127)	(161)
Currency exchange rate changes			1,085	(14,081)

Benefit Obligation at End of Year	$402,686	$385,013	$185,993	$175,338

Fair value of plan assets at beginning of year	$198,208	$212,215	$137,318	$141,639
Actual return on plan assets	35,708	(14,309)	15,859	3,987
Employer contributions	24,547	13,769	9,422	8,363
Participant contributions			929	1,035
Benefits paid	(16,503)	(13,467)	(8,761)	(6,337)
Premiums paid			(127)	(161)
Currency exchange rate changes			416	(11,208)

Fair Value of Plan Assets at End of Year	$241,960	$198,208	$155,056	$137,318

(Deficit) of plan assets versus benefit obligations at end of year	$(160,726)	$(186,805)	$(30,937)	$(38,020)
Net Amount Recognized	$(160,726)	$(186,805)	$(30,937)	$(38,020)

Accumulated Benefit Obligation	$340,742	$324,247	$173,586	$156,663

The fair value of the assets held by our pension plans has increased at May 31, 2013 since our previous measurement date at May 31, 2012, due primarily to the combination of gains in the stock market and plan contributions. At the same time, plan liabilities have increased slightly due to plan experience and a slight increase in interest rates. As such, we have decreased our recorded liability for the net underfunded status of our pension plans. Due to contributions and slightly higher interest rates, we expect pension expense in fiscal 2014 to be slightly below our fiscal 2013 expense level. Any future declines in the value of our pension plan assets or increases in our plan liabilities could require us to further increase our recorded liability for the net underfunded status of our pension plans and could also require accelerated and higher cash contributions to our pension plans.

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2013 and 2012 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Noncurrent assets	$—	$—	$—	$42
Current liabilities	(43)	(43)	(436)	(492)
Noncurrent liabilities	(160,683)	(186,762)	(30,501)	(37,570)

Net Amount Recognized	$(160,726)	$(186,805)	$(30,937)	$(38,020)

The following table summarizes the relationship between our plans’ benefit obligations and assets:

	U.S. Plans
	2013		2012
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligation in excess of plan assets	$402,686	$241,960	$385,013	$198,208
Plans with accumulated benefit obligation in excess of plan assets	340,742	241,960	324,247	198,208

	Non-U.S. Plans
	2013		2012
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligation in excess of plan assets	$185,993	$155,056	$174,358	$136,296
Plans with accumulated benefit obligation in excess of plan assets	94,423	70,642	83,465	62,902
Plans with assets in excess of projected benefit obligations			980	1,022
Plans with assets in excess of accumulated benefit obligations	79,163	84,414	73,198	74,416

The following table presents the pretax net actuarial loss, prior service (costs) and transition assets/(obligations) recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Net actuarial loss	$(161,835)	$(205,086)	$(57,882)	$(62,750)
Prior service (costs)	(1,331)	(1,679)	(51)	(93)

Total recognized in accumulated other comprehensive income not affecting retained earnings	$(163,166)	$(206,765)	$(57,933)	$(62,843)

The following table includes the changes recognized in other comprehensive income:
	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$—	$—	$—	$—
Net loss (gain) arising during the year	(26,291)	106,459	(2,197)	24,441
Effect of exchange rates on amounts included in AOCI			300	(3,852)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	(348)	(352)	(48)	(10)
Amortization or settlement recognition of net gain (loss)	(16,960)	(8,510)	(2,966)	(2,169)

Total recognized in other comprehensive loss (income)	$(43,599)	$97,597	$(4,911)	$18,410

The following table presents the amounts in accumulated other comprehensive income (loss) as of May 31, 2013 that have not yet been recognized in net periodic pension cost, but will be recognized in our Consolidated Statements of Income during the fiscal year ending May 31, 2014:

(In thousands)	U.S. Plans	Non-U.S. Plans
Net actuarial loss	$(11,799)	$(2,493)
Prior service (costs)	$(334)	$(3)

In measuring the projected benefit obligation and net periodic pension cost for our plans, we utilize actuarial valuations. These valuations include specific information pertaining to individual plan participants, such as salary, age and years of service, along with certain assumptions. The most significant assumptions applied include discount rates, expected return on plan assets and rate of compensation increases. We evaluate these assumptions, at a minimum, on an annual basis, and make required changes, as applicable. In developing our expected long-term rate of return on pension plan assets, we consider the current and expected target asset allocations of the pension portfolio, as well as historical returns and future expectations for returns on various categories of plan assets. Expected return on assets is determined by using the weighted-average return on asset classes based on expected return for the target asset allocations of the principal asset categories held by each plan. In determining expected return, we consider both historical performance and an estimate of future long-term rates of return.

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic pension cost under the plans:

	U.S. Plans			Non-U.S. Plans
Year-End Benefit Obligations	2013	2012		2013	2012
Discount rate	4.45%	4.25%		3.95%	4.19%
Rate of compensation increase	3.14%	3.15%		3.32%	3.76%

	U.S. Plans			Non-U.S. Plans
Net Periodic Pension Cost	2013	2012	2011	2013	2012	2011
Discount rate	4.25%	5.25%	5.75%	4.19%	5.14%	5.26%
Expected return on plan assets	8.50%	8.50%	8.75%	5.32%	5.63%	5.75%
Rate of compensation increase	3.15%	3.15%	3.28%	3.76%	3.83%	3.81%

The following tables illustrate the weighted-average actual and target allocation of plan assets:

	U.S. Plans
	Target Allocation as of May 31, 2013	Actual Asset Allocation
(Dollars in millions)		2013	2012
Equity securities	55%	$146.2	$111.7
Fixed income securities	25%	74.1	64.4
Cash		3.9	4.5
Other	20%	17.8	17.6

Total assets	100%	$242.0	$198.2

	Non-U.S. Plans
(Dollars in millions)	Target Allocation as of May 31, 2013	Actual Asset Allocation
		2013	2012

Equity securities	42%	$81.8	$67.0
Fixed income securities	51%	46.7	43.9
Cash	1%	0.2	0.4
Property and other	6%	26.3	26.0

Total assets	100%	$155.0	$137.3

The following tables present our pension plan assets as categorized using the fair value hierarchy at May 31, 2013 and 2012:

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
U.S. Treasury and other government	$—	$10,288	$—	$10,288
State and municipal bonds		455		455
Foreign bonds		2,342		2,342
Mortgage-backed securities		7,332		7,332
Corporate bonds		14,550		14,550
Stocks—large cap	26,443			26,443
Stocks—mid cap	15,423			15,423
Stocks—small cap	11,451			11,451
Stocks—international	2,643			2,643
Mutual funds—equity		90,260		90,260
Mutual funds—fixed		39,080		39,080
Cash and cash equivalents	3,848			3,848
Limited partnerships			1,159	1,159
Common/collective trusts			16,686	16,686

Total	$59,808	$164,307	$17,845	$241,960

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Pooled equities	$—	$80,550	$—	$80,550
Pooled fixed income		46,428		46,428
Foreign bonds		261		261
Insurance contracts			26,313	26,313
Mutual funds		1,289		1,289
Cash and cash equivalents	215			215

Total	$215	$128,528	$26,313	$155,056

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2012
U.S. Treasury and other government	$—	$7,969	$—	$7,969
State and municipal bonds		490		490
Foreign bonds		2,279		2,279
Mortgage-backed securities		9,169		9,169
Corporate bonds		14,647		14,647
Stocks—large cap	36,196			36,196
Stocks—mid cap	19,659			19,659
Stocks—small cap	10,413			10,413
Stocks—international	6,961			6,961
Mutual funds—equity		38,475		38,475
Mutual funds—fixed		29,806		29,806
Cash and cash equivalents	4,549			4,549
Limited partnerships			1,833	1,833
Common/collective trusts			15,762	15,762

Total	$77,778	$102,835	$17,595	$198,208

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2012
Pooled equities	$—	$66,212	$—	$66,212
Pooled fixed income		43,446		43,446
Foreign bonds		433		433
Insurance contracts			25,974	25,974
Mutual funds		843		843
Cash and cash equivalents	410			410

Total	$410	$110,934	$25,974	$137,318

The following table includes the activity that occurred during the years ended May 31, 2013 and 2012 for our Level 3 assets:

	Balance at Beginning of Period	Actual Return on Plan Assets For:		Settlements (1)	Transfers In/Out of Level 3	Balance at End of Period
(In thousands)		Assets Still Held at Reporting Date	Assets Sold During Year
Year ended May 31, 2013	$43,569	1,283	924	1,113	(2,731)	$44,158
Year ended May 31, 2012	48,716	231	(619)	(3,998)	(761)	43,569

(1)	Includes the impact of exchange rate changes during the year.

The primary objective for the investments of the Retirement Plan is to provide for long-term growth of capital without undue exposure to risk. This objective is accomplished by utilizing a strategy of equities, fixed income securities and cash equivalents in a mix that is conducive to participation in a rising market, while allowing for adequate protection in a falling market. Our Investment Committee oversees the investment allocation process, which includes the selection and evaluation of investment managers, the determination of investment objectives and risk guidelines, and the monitoring of actual investment performance. In order to manage investment risk properly, Plan policy prohibits short selling, securities lending, financial futures, options and other specialized investments except for certain alternative investments specifically approved by the Investment Committee. The Investment Committee reviews, on a quarterly basis, reports of actual Plan investment performance provided by independent third parties, in addition to its review of the Plan investment policy on an annual basis. The investment objectives are similar for our plans outside of the U.S., subject to local regulations. In general, investments for all plans are managed by private investment managers, reporting to our Investment Committee on a regular basis.

The goals of the investment strategy for pension assets include: The total return of the funds shall, over an extended period of time, surpass an index composed of the Standard & Poor’s 500 Stock Index (equity), the Barclays Aggregate Bond Index (fixed income), and 30-day Treasury Bills (cash); weighted appropriately to match the asset allocation of the plans. The equity portion of the funds shall surpass the Standard & Poor’s 500 Stock Index over a full market cycle, while the fixed income portion shall surpass Barclays Aggregate Bond Index over a full market cycle. The purpose of the core fixed income fund is to increase return in the form of cash flow, provide a hedge against inflation and to reduce the volatility of the fund overall. Therefore, the primary objective of the core fixed income portion is to match the Barclays Aggregate Bond Index. The purpose of including opportunistic fixed income assets such as, but not limited to, global and high yield securities in the portfolio is to enhance the overall risk-return characteristics of the Fund.

In addition to the defined benefit pension plans discussed above, we also sponsor employee savings plans under Section 401(k) of the Internal Revenue Code, which cover most of our employees in the U.S. We record expense for defined contribution plans for any employer matching contributions made in conjunction with services rendered by employees. The majority of our plans provide for matching contributions made in conjunction with services rendered by employees. Matching contributions are invested in the same manner that the participants invest their own contributions. Matching contributions charged to income were $13.1 million, $11.9 million and $10.9 million for the years ending May 31, 2013, 2012 and 2011, respectively.

We expect to pay the following estimated pension benefit payments in the next five years (in millions): $27.2 in 2014; $29.2 in 2015; $30.6 in 2016; $33.2 in 2017; and $35.3 in 2018. In the five years thereafter (2019-2023) we expect to pay $203.1 million.

Postretirement Benefits	12 Months Ended
May 31, 2013
Postretirement Benefits

NOTE N—POSTRETIREMENT BENEFITS

We sponsor several unfunded-health-care-benefit plans for certain of our retired employees as well as post-retirement life insurance for certain key employees. Eligibility for these benefits is based upon various requirements. The following table illustrates the effect on operations of these plans for the three years ended May 31, 2013:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2013	2012	2011	2013	2012	2011
Service cost—Benefits earned during the period	$—	$—	$5	$1,185	$745	$736
Interest cost on the accumulated obligation	349	416	439	1,188	968	925
Amortization of:
Prior service cost	(86)	(86)	(86)
Unrecognized losses	16	(58)	(191)	470	72	89

Net Periodic Postretirement Expense	$279	$272	$167	$2,843	$1,785	$1,750

The changes in benefit obligations of the plans at May 31, 2013 and 2012 were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Accumulated postretirement benefit obligation at beginning of year	$9,677	$9,103	$24,517	$17,557
Service cost			1,185	745
Interest cost	349	416	1,188	968
Benefit payments	(572)	(665)	(441)	(369)
Medicare subsidy received	74	69
Actuarial (gains) losses	(1,014)	754	1,988	6,979
Currency exchange rate changes			(22)	(1,363)

Accumulated and accrued postretirement benefit obligation at end of year	$8,514	$9,677	$28,415	$24,517

In determining the postretirement benefit amounts outlined above, measurement dates as of May 31 for each period were applied.

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2013 and 2012 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Current liabilities	$(642)	$(714)	$(486)	$(428)
Noncurrent liabilities	(7,872)	(8,963)	(27,929)	(24,089)

Net Amount Recognized	$(8,514)	$(9,677)	$(28,415)	$(24,517)

The following table presents the pretax net actuarial gain (loss) and prior service credits recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Net actuarial gain (loss)	$996	$(35)	$(10,950)	$(9,441)
Prior service credits	516	603

Total recognized in accumulated other comprehensive income not affecting retained earnings	$1,512	$568	$(10,950)	$(9,441)

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$—	$—	$—	$—
Net loss (gain) arising during the year	(1,014)	754	1,988	6,979
Effect of exchange rates on amounts included in AOCI			(9)	(409)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	86	86
Amortization or settlement recognition of net gain (loss)	(16)	58	(470)	(72)

Total recognized in other comprehensive loss (income)	$(944)	$898	$1,509	$6,498

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic postretirement benefit costs under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2013	2012	2013	2012
Discount rate	3.95%	3.75%	4.50%	4.75%
Current healthcare cost trend rate	7.54%	7.70%	6.43%	6.92%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.20%	4.20%
Year ultimate healthcare cost trend rate will be realized	2029	2029	2030	2030

	U.S. Plans			Non-U.S. Plans
Net Periodic Postretirement Cost	2013	2012	2011	2013	2012	2011
Discount rate	3.75%	4.75%	5.75%	4.75%	5.75%	5.75%
Healthcare cost trend rate	7.70%	7.87%	8.04%	6.92%	7.00%	7.40%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.50%	4.20%	4.50%	4.50%
Year ultimate healthcare cost trend rate will be realized	2029	2029	2029	2030	2030	2030

Increasing or decreasing current healthcare cost trend rates by 1% would affect our accumulated postretirement benefit obligation and net postretirement expense by the following amounts for the years ended May 31, 2013 and 2012:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
1% Increase in trend rate
Accumulated Benefit Obligation	$296	$390	$9,080	$3,920
Postretirement Cost	15	21	647	473

1% Decrease in trend rate
Accumulated Benefit Obligation	$(265)	$(348)	$(3,802)	$(5,176)
Postretirement Cost	(13)	(19)	(481)	(351)

We expect to pay approximately $1.1 million to $1.4 million in estimated postretirement benefits in each of the next five years. In the five years thereafter (2019-2023) we expect to pay a cumulative total of $8.4 million.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Act”), was signed into law on December 8, 2003. The Act provides for prescription drug benefits under Medicare Part D and contains a subsidy to plan sponsors who provide “actuarially equivalent” prescription drug plans. Our actuary has determined that the prescription drug benefit provided by our postretirement plan is considered to be actuarially equivalent to the benefits provided under the Act for all years since inception.

We have included the impact of our portion of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 subsidy in the determination of accumulated postretirement benefit obligation for the U.S. nonpension postretirement benefit plan for the periods ended May 31, 2013 and 2012. For the fiscal years ended May 31, 2013 and 2012, we received reimbursements from Medicare related to this law amounting to approximately $74,000 and $69,000, respectively.

Reorganization Proceedings of Certain Subsidiaries	12 Months Ended
May 31, 2013
Reorganization Proceedings of Certain Subsidiaries

NOTE O—REORGANIZATION PROCEEDINGS OF CERTAIN SUBSIDIARIES

General — Prior to May 31, 2010, Bondex and SPHC were defendants in various asbestos-related bodily injury lawsuits filed in various state courts. These cases generally sought unspecified damages for asbestos-related diseases based on alleged exposures to asbestos-containing products.

On May 31, 2010, Bondex and its parent, SPHC, filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code in the U.S. Bankruptcy Court for the District of Delaware. SPHC is also the parent company for various operating companies that are not part of the reorganization filing, including Chemical Specialties Manufacturing Corp.; Day-Glo Color Corp.; Dryvit Holdings, Inc.; Guardian Protection Products Inc.; Kop-Coat Inc.; TCI, Inc. and RPM Wood Finishes Group, Inc. SPHC and Bondex (the “filing entities”) took this action in an effort to permanently and comprehensively resolve all pending and future asbestos-related liability claims associated with Bondex and SPHC-related products. As a result of the filing, all Bondex and SPHC asbestos personal injury lawsuits have been stayed due to the imposition of an automatic stay applicable in bankruptcy cases, with the exception of the cases referenced in Note A(2) with respect to which the stay was lifted. In addition, at the request of SPHC and Bondex, the bankruptcy court has entered orders staying all claims against RPM International Inc. and its affiliates that are derivative of the asbestos claims against SPHC and Bondex.

Through the Chapter 11 proceedings, the filing entities are seeking to formulate a consensual plan of reorganization pursuant to Section 524(g) of the Bankruptcy Code. That contemplated plan of reorganization would establish a trust to which all present and future asbestos claims against the debtors would be channeled, and which would provide compensation to the asbestos claimants based upon factors set forth in trust distribution procedures provided for by the plan of reorganization. We would hope to have any channeling order issued by the bankruptcy court in connection with such a plan of reorganization also protect ourselves as well as other non-filing affiliates of the debtors, so that all future SPHC-related and Bondex-related asbestos claims must proceed against the trust and cannot be asserted against us or other non-filing affiliates. The ultimate ability to achieve such a consensual plan of reorganization on such terms, however, depends on numerous factors, and no assurance can be provided that such a plan of reorganization with these terms will, in fact, be achieved.

In January 2013, a hearing to estimate the aggregate current and future asbestos liabilities of the filing entities was conducted before Judge Judith K. Fitzgerald in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”). In May 2013, the Bankruptcy Court issued an opinion estimating the current and future asbestos claims associated with Bondex and SPHC at approximately $1.17 billion. The estimation hearing represents one step in the legal process in helping to determine the appropriate amount of funding for a 524(g) asbestos trust. Bondex and SPHC firmly believe that the ruling substantially overstates the amount of their liability and is not supported by the facts or the law. The debtors have filed an appeal of the decision and are seeking certification of the appeal directly to the United States Court of Appeals for the Third Circuit, thereby bypassing review by the United States District Court for the District of Delaware. We have also separately filed an appeal. The asbestos claimants and the future claims representative have moved to dismiss the appeals, arguing that the estimation order is not a final, appealable order. Bondex, SPHC and we believe that the order is final and appealable, and that, even if it were not, the appeal should be treated as a motion to appeal which should be granted. Assuming that the motion to dismiss the appeal is not granted, it is anticipated that the appeal process could take an additional two to three years. That time period could be shorter if the appeal is certified to and heard directly by the United States Court of Appeals for the Third Circuit.

Prior to the bankruptcy filing, the filing entities had litigated and, on many occasions, settled asbestos-related products liability claims brought against them. The debtors paid $92.6 million during the year ended May 31, 2010, prior to the bankruptcy filing, in connection with the litigation and settlement of asbestos claims, $42.6 million of which consisted of defense costs. With the exception of the appeal bonds described in Note A(2), no claims have been paid since the bankruptcy filing and it is not contemplated that any claims will be paid until a plan of reorganization is confirmed and an asbestos trust is established and operating.

Prior to the Chapter 11 bankruptcy filing, we recorded asbestos-related contingent liabilities that included estimations of future costs. Such estimates by their nature are subject to many uncertainties that may change over time, including (i) the ultimate number of claims filed; (ii) the amounts required to resolve both currently known and future unknown claims; (iii) the amount of insurance, if any, available to cover such claims, including the outcome of coverage litigation against the filing entities’ third-party insurers; (iv) future earnings and cash flow of the filing entities; (v) the impact of bankruptcies of other companies whose share of liability may be imposed on the filing entities under certain state liability laws; (vi) the unpredictable aspects of the litigation process including a changing trial docket and the jurisdictions in which trials are scheduled; (vii) the outcome of any such trials, including potential judgments or jury verdicts, as a result of the strategy of Bondex and SPHC to take selective cases to verdict; (viii) the lack of specific information in many cases concerning exposure to products for which Bondex, SPHC, or another of our subsidiaries is allegedly responsible, and the claimants’ alleged diseases resulting from such exposure; (ix) potential changes in applicable federal and/or state tort liability law; and (x) the potential impact of various proposed structured settlement transactions. All these factors may have a material effect upon future asbestos-related liability estimates.

As a result of their bankruptcy filing, SPHC and Bondex are precluded from paying dividends to shareholders and from making payments on any pre-bankruptcy filing accounts or notes payable that are due and owing to any other entity within the RPM group of companies (the “Pre-Petition Intercompany Payables”) or other pre-petition creditors during the pendency of the bankruptcy case, without the Bankruptcy Court’s approval. Moreover, no assurances can be given that any of the Pre-Petition Intercompany Payables will ever be paid or otherwise satisfied.

When SPHC emerges from the jurisdiction of the Bankruptcy Court, the subsequent accounting will be determined based upon the applicable circumstances and facts at such time, including the terms of any plan of reorganization.

SPHC has assessed its liquidity position as a result of the bankruptcy filing and believes that it can continue to fund its and its subsidiaries’ operating activities and meet its debt and capital requirements for the foreseeable future.

Historical Asbestos Liability Reserve—In fiscal 2006, management retained Crawford & Winiarski (“C&W”), an independent, third-party consulting firm with expertise in the area of asbestos valuation work, to assist it in calculating an estimate of Bondex’s liability for unasserted-potential-future-asbestos-related claims. C&W’s methodology to project Bondex’s liability for unasserted-potential-future-asbestos-related claims included an analysis of: (a) a widely accepted forecast of the population likely to have been exposed to asbestos; (b) epidemiological studies estimating the number of people likely to develop asbestos-related diseases; (c) the historical rate at which mesothelioma incidences resulted in the payment of claims by Bondex; (d) the historical settlement averages to value the projected number of future compensable mesothelioma claims; (e) the historical ratio of mesothelioma-related indemnity payments to non-mesothelioma indemnity payments; and (f) the historical defense costs and their relationship with total indemnity payments. Based upon the results of this analysis, Bondex recorded an accrued liability for asbestos claims through 2016 as of May 31, 2006 of $421.3 million. This amount was calculated on a pretax basis and was not discounted for the time value of money.

During the fiscal year ended May 31, 2008, the ten-year asbestos liability established as of May 31, 2006 was reviewed and evaluated. As part of that process, the credibility of epidemiological studies of Bondex’s mesothelioma claims, first introduced to management by C&W some two-and-one-half years earlier, was validated. At the core of the evaluation process, and the basis of C&W’s actuarial work on behalf of Bondex, is the Nicholson Study. The Nicholson Study is the most widely recognized reference in bankruptcy trust valuations, global settlement negotiations and the Congressional Budget Office’s work done on the proposed FAIR Act in 2006. Based on our ongoing comparison of the Nicholson Study projections and Bondex’s specific actual experience, which at that time continued to bear an extremely close correlation to the study’s projections, the asbestos liability projection was extended out to the year 2028. C&W assisted in calculating an estimate of our liability for unasserted-potential-future-asbestos-related claims out to 2028. C&W projected that the cost of extending the asbestos liability to 2028, coupled with an updated evaluation of Bondex’s current known claims to reflect its most recent actual experience, would be $288.1 million. Therefore, management added $288.1 million to the existing asbestos liability, which brought Bondex’s total asbestos-related balance sheet liabilities at May 31, 2008 to $559.7 million. On May 30, 2010, the day prior to the bankruptcy filing, Bondex had recorded an asbestos related product liability of $397.7 million.

As noted above, however, the Bankruptcy Court has now estimated the present and future asbestos-related liabilities of Bondex and SPHC at $1.17 billion, and that determination is the subject of pending appeals.

Contingencies and Other Accrued Losses	12 Months Ended
May 31, 2013
Contingencies and Other Accrued Losses

NOTE P—CONTINGENCIES AND OTHER ACCRUED LOSSES

Accrued loss reserves consist of the following:

May 31,	2013	2012
(In thousands)
Accrued product liability reserves	$15,582	$11,736
Accrued warranty reserves	8,591	13,564
Accrued environmental reserves	3,418	3,580

Total accrued loss reserves—Current	$27,591	$28,880

Accrued product liability reserves—noncurrent	$29,489	$28,592
Accrued warranty liability—noncurrent	739	1,187
Accrued environmental reserves—noncurrent	3,274	3,952

Total accrued loss reserves—Noncurrent	$33,502	$33,731

During our fiscal year ended May 31, 2013, we recorded an adjustment to our current product liability reserves to remove the impact of claims that we determined will not likely be paid out over the next 12 months, which should have been included in the long-term product liability reserves as of May 31, 2012. As a result, long-term accrued product liability reserves (a component of other long-term liabilities on our Consolidated Balance Sheets) were increased by $25.8 million, and current accrued product liability reserves (a component of accrued loss reserves on our Consolidated Balance Sheets) were decreased by an equal amount, in order to reflect this reclassification as of May 31, 2012.

We provide, through our wholly owned insurance subsidiaries, certain insurance coverage, primarily product liability coverage, to our other subsidiaries. Excess coverage is provided by third-party insurers. Our reserves provide for these potential losses as well as other uninsured claims. Product liability reserves are established based upon actuarial calculations of potential liability using industry experience, actual historical experience and actuarial assumptions developed for similar types of product liability claims, including development factors and lag times. While it is reasonably possible that excess liabilities, if they were to occur, could be material to operating results in any given quarter or year of their recognition, we do not believe that it is reasonably possible that excess liabilities would have a material adverse effect on our long-term results of operations, liquidity or consolidated financial position.

We also offer warranty programs at several of our industrial businesses and have established a product warranty liability. We review this liability for adequacy on a quarterly basis and adjust it as necessary. The primary factors that could affect this liability may include changes in the historical system performance rate as well as the costs of replacement. Provision for estimated warranty costs is recorded at the time of sale and periodically adjusted, as required, to reflect actual experience. It is probable that we will incur future losses related to warranty claims we have received but that have not been fully investigated and related to claims not yet received. While our warranty liability represents our best estimate at May 31, 2013, we can provide no assurances that we will not experience material claims in the future or that we will not incur significant costs to resolve such claims beyond the amounts accrued or beyond what we may recover from our suppliers. Product warranty expense is recorded within selling, general and administrative expense.

The following table includes the changes in our accrued warranty balances:

Year Ended May 31,	2013	2012	2011
(In thousands)
Beginning Balance	$14,751	$17,196	$17,602
Deductions (1)	(20,115)	(18,143)	(20,335)
Provision charged to SG&A expense	14,260	15,513	19,899
Acquisitions	434	185	30

Ending Balance	$9,330	$14,751	$17,196

(1)	Primarily claims paid during the year.

In addition, like other companies participating in similar lines of business, some of our subsidiaries are involved in several proceedings relating to environmental matters. It is our policy to accrue remediation costs when it is probable that such efforts will be required and the related costs can be reasonably estimated. These liabilities are undiscounted and are not material to our financial statements during any of the periods presented.

As previously disclosed, we recorded a $68.8 million accrual during the quarter ended February 28, 2013 associated with settlement discussions with the DOJ and the GSA Office of Inspector General aimed at resolving an existing investigation. Since first receiving a broad request for documents from the GSA in March 2011, we have cooperated, and continue to cooperate, with that investigation, which involves our compliance with certain pricing terms and conditions of our GSA Multiple Award Schedule contracts under which the roofing division of our Building Solutions Group sold products and services to the federal government. A substantial majority of the transactions as to which potential compliance issues were raised took place during the period from 2002 to 2008.

Following discussions with the DOJ and the GSA in December 2012, we developed and made an initial settlement proposal to the DOJ and the GSA in January 2013. The DOJ and the GSA responded with a counter-proposal in March 2013. Since that time, the parties have been engaged in further negotiations, and we now have an agreement-in-principle with the DOJ and the GSA Office of Inspector General regarding this matter. Assuming that a settlement agreement is finalized, we expect to pay a total of approximately $65.1 million in order to resolve the issues arising out of this investigation and other related costs. We are currently finalizing the terms of a settlement agreement with the DOJ, which we expect to sign during the first quarter of fiscal 2014.

The accrual for this contingency represents our assessment of the amount of probable loss that may result from this matter. In assessing our probable loss, we have considered the potentially disputed amounts under the relevant contracts, together with our understanding of policies for resolving such matters. The actual amount of our loss under the terms of any settlement may vary from the amount of the accrual. The accrual for this contingency is classified in other accrued liabilities in our Consolidated Balance Sheets and the loss is classified as estimated loss on contingency in our Consolidated Statements of Income as of and for the period ended May 31, 2013.

Segment Information	12 Months Ended
May 31, 2013
Segment Information

NOTE Q—SEGMENT INFORMATION

We operate a portfolio of businesses and product lines that manufacture and sell a variety of specialty paints, protective coatings and roofing systems, sealants and adhesives. We manage our portfolio by organizing our businesses and product lines into two reportable segments: the industrial reportable segment and the consumer reportable segment. Within each reportable segment, we aggregate several operating segments that consist of individual groups of companies and product lines, which generally address common markets, share similar economic characteristics, utilize similar technologies and can share manufacturing or distribution capabilities. Our six operating segments represent components of our business for which separate financial information is available that is utilized on a regular basis by our chief executive officer in determining how to allocate the assets of the company and evaluate performance. These six operating segments are each managed by an operating segment manager, who is responsible for the day-to-day operating decisions and performance evaluation of the operating segment’s underlying businesses.

Our industrial reportable segment products are sold throughout North America and also account for the majority of our international sales. Our industrial product lines are sold directly to contractors, distributors and end-users, such as industrial manufacturing facilities, public institutions and other commercial customers. This reportable segment comprises three separate operating segments—Building Solutions Group, Performance Coatings Group and RPM2-Industrial Group. Products and services within this reportable segment include construction chemicals; roofing systems; weatherproofing and other sealants; polymer flooring; edible coatings and specialty glazes for pharmaceutical, cosmetic and food industries; and other specialty chemicals.

Our consumer reportable segment manufactures and markets professional use and do-it-yourself (“DIY”) products for a variety of mainly consumer applications, including home improvement and personal leisure activities. Our consumer segment’s major manufacturing and distribution operations are located primarily in North America, along with a few locations in Europe. Consumer segment products are primarily sold directly to mass merchandisers, home improvement centers, hardware stores, paint stores, craft shops, cosmetic companies and to other smaller customers through distributors. This reportable segment comprises three operating segments—DAP Group, RPM2-Consumer Group and Rust-Oleum Group. Products within this reportable segment include specialty, hobby and professional paints; nail care enamels; caulks; adhesives; silicone sealants and wood stains.

In addition to our two reportable segments, there is a category of certain business activities and expenses, referred to as corporate/other, that does not constitute an operating segment. This category includes our corporate headquarters and related administrative expenses, results of our captive insurance companies, gains or losses on the sales of certain assets and other expenses not directly associated with either reportable segment. Assets related to the corporate/other category consist primarily of investments, prepaid expenses and headquarters’ property and equipment. These corporate and other assets and expenses reconcile reportable segment data to total consolidated income before income taxes and identifiable assets.

We reflect income from our joint ventures on the equity method, and receive royalties from our licensees.

The following tables reflect the results of our reportable segments consistent with our management philosophy, and represent the information we utilize, in conjunction with various strategic, operational and other financial performance criteria, in evaluating the performance of our portfolio of businesses.

Year Ended May 31,	2013	2012	2011
(In thousands)
Net Sales
Industrial	$2,635,976	$2,535,238	$2,259,809
Consumer	1,442,679	1,242,178	1,122,032

Total	$4,078,655	$3,777,416	$3,381,841

Income (Loss) Before Income Taxes
Industrial
Income Before Income Taxes (a)	$164,578	$278,676	$232,544
Interest (Expense), Net (b)	(10,318)	(3,770)	(3,304)

EBIT (c)	$174,896	$282,446	$235,848

Consumer
Income Before Income Taxes (a)	$190,611	$160,099	$146,035
Interest (Expense), Net (b)	(10)	18	63

EBIT (c)	$190,621	$160,081	$145,972

Corporate/Other
(Expense) Before Income Taxes (a)	$(178,298)	$(110,486)	$(83,526)
Interest (Expense), Net (b)	(63,340)	(64,107)	(46,504)

EBIT (c)	$(114,958)	$(46,379)	$(37,022)

Consolidated
Income Before Income Taxes (a)	$176,891	$328,289	$295,053
Interest (Expense), Net (b)	(73,668)	(67,859)	(49,745)

EBIT (c)	$250,559	$396,148	$344,798

Identifiable Assets
Industrial	$2,458,543	$2,195,702	$1,992,143
Consumer	1,584,160	1,184,609	1,195,849
Corporate/Other	72,823	181,502	327,037

Total	$4,115,526	$3,561,813	$3,515,029

Capital Expenditures
Industrial	$50,025	$47,529	$29,687
Consumer	35,081	17,156	9,665
Corporate/Other	6,261	6,930	474

Total	$91,367	$71,615	$39,826

Depreciation and Amortization
Industrial	$53,549	$48,701	$46,352
Consumer	28,624	23,656	24,954
Corporate/Other	1,571	1,341	1,447

Total	$83,744	$73,698	$72,753

(a)	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.
(b)	Interest (expense), net includes the combination of interest expense and investment expense (income), net.
(c)

EBIT is defined as earnings (loss) before interest and taxes. We evaluate the profit performance of our segments based on income before income taxes, but also look to EBIT as a performance evaluation measure because interest expense is essentially related to corporate acquisitions, as opposed to segment operations. For that reason, we believe EBIT is also useful to investors as a metric in their investment decisions. EBIT should not be considered an alternative to, or more meaningful than, operating income as determined in accordance with GAAP, since EBIT omits the impact of interest and taxes in determining operating performance, which represent items necessary to our continued operations, given our level of indebtedness and ongoing tax obligations. Nonetheless, EBIT is a key measure expected by and useful to our fixed income investors, rating agencies and the banking community, all of whom believe, and we concur, that this measure is critical to the capital markets’ analysis of our segments’ core operating performance. We also evaluate EBIT because it is clear that movements in EBIT impact our ability to attract financing. Our underwriters and bankers consistently require inclusion of this measure in offering memoranda in conjunction with any debt underwriting or bank financing. EBIT may not be indicative of our historical operating results, nor is it meant to be predictive of potential future results.

Year Ended May 31,	2013	2012	2011
(In thousands)
Net Sales (based on shipping location) (a)
United States	$2,404,835	$2,219,680	$1,983,238

Foreign
Canada	350,579	346,238	330,613
Europe	908,139	919,124	812,735
Other Foreign	415,102	292,374	255,255

Total Foreign	1,673,820	1,557,736	1,398,603

Total	$4,078,655	$3,777,416	$3,381,841

Long-Lived Assets (b)
United States	$1,311,640	$1,124,403	$965,235

Foreign
Canada	126,172	128,392	137,380
Europe	340,592	315,228	287,874
United Kingdom	237,124	192,155	209,217
Other Foreign	213,726	64,316	47,353

Total Foreign	917,614	700,091	681,824

Total	$2,229,254	$1,824,494	$1,647,059

(a)	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
(b)	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.

Quarterly Information (Unaudited)	12 Months Ended
May 31, 2013
Quarterly Information (Unaudited)

NOTE R—QUARTERLY INFOR MATION (UNAUDITED)

The following is a summary of the quarterly results of operations for the years ended May 31, 2013 and 2012:

	For Quarter Ended
(In thousands, except per share amounts)	August 31 (a)	November 30 (b)	February 28 (c)	May 31 (d)
2013
Net Sales	$1,046,714	$1,017,426	$843,736	$1,170,779
Gross Profit	$433,880	$425,001	$343,564	$500,274
Net Income (Loss) Attributable to
RPM International Inc. Stockholders	$33,913	$41,668	$(42,356)	$65,378
Basic Earnings (Loss) Per Share	$0.26	$0.32	$(0.33)	$0.49
Diluted Earnings (Loss) Per Share	$0.26	$0.31	$(0.33)	$0.49

Dividends Per Share	$0.215	$0.225	$0.225	$0.225

(In thousands, except per share amounts)	August 31	November 30	February 29	May 31
2012
Net Sales	$985,918	$916,085	$773,643	$1,101,770
Gross Profit	$409,626	$369,021	$303,200	$460,416
Net Income Attributable to
RPM International Inc. Stockholders	$76,811	$49,931	$6,625	$82,569
Basic Earnings Per Share	$0.59	$0.38	$0.05	$0.63
Diluted Earnings Per Share	$0.59	$0.38	$0.05	$0.63

Dividends Per Share	$0.210	$0.215	$0.215	$0.215

(a)	For the quarter ended August 31, 2012, net sales and gross profit were reduced by $2.9 million and $5.4 million, respectively, for revised cost estimates on unprofitable contracts related to our industrial segment, and $5.6 million in exit costs associated with those activities that impacted pretax income. Additionally, we wrote down an investment in Kemrock totaling $40.3 million and recognized $5.0 million in bad debt from our loan to Kemrock. The combined impact on net income and earnings per share was $50.9 million and $0.38 per share, respectively.
(b)	For the quarter ended November 30, 2012, we wrote down our remaining investment in Kemrock, which impacted net income and earnings per share by $10.8 million and $0.09 per share, respectively.
(c)	For the quarter ended February 28, 2013, we accrued a loss of $68.8 million for a proposed settlement between our Building Solutions Group and the General Services Administration (“GSA”). Additionally, net income was impacted by $1.6 million for the impact of a strategic repositioning of certain industrial segment operations in Brazil. The combined impact of these items on net income and earnings per share for the third quarter was $51.0 million and $0.40 per share, respectively.
(d)	For the quarter ended May 31, 2013, we recorded $23.9 million in restructuring expense, including $3.9 million in inventory markdowns. We also recorded bad debt for the remaining amount of our loan to Kemrock totaling $4.0 million and wrote off our remaining investment in Kemrock common stock and in Kemrock convertible debt for a combined loss of $18.5 million. Additionally, we reduced our estimated accrual for our agreement in principle with the GSA by $3.7 million. The combined impact of these items on net income and earnings per share for the fourth quarter was $30.0 million and $0.23 per share, respectively.

Quarterly earnings per share may not total to the yearly earnings per share due to the weighted-average number of shares outstanding in each quarter.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
May 31, 2013
Consolidation, Noncontrolling Interests and Basis of Presentation

1) Consolidation, Noncontrolling Interests and Basis of Presentation

Our financial statements include all of our majority-owned subsidiaries, except for certain subsidiaries that were deconsolidated on May 31, 2010 (please refer to Note A(2)). We account for our investments in less-than-majority-owned joint ventures, for which we have the ability to exercise significant influence, under the equity method. Effects of transactions between related companies, except for certain subsidiaries that were deconsolidated, are eliminated in consolidation.

Our business is dependent on external weather factors. Historically, we have experienced strong sales and net income in our first, second and fourth fiscal quarters comprising the three-month periods ending August 31, November 30 and May 31, respectively, with weaker performance in our third fiscal quarter (December through February).

Certain reclassifications have been made to prior-year amounts to conform to the current-year presentation. Refer to Note P and Note D for a discussion of reclassifications made to other accrued liabilities – current and other long-term liabilities, and marketable securities, respectively, as of May 31, 2012.

Noncontrolling interests are presented in our Consolidated Financial Statements as if parent company investors (controlling interests) and other minority investors (noncontrolling interests) in partially owned subsidiaries have similar economic interests in a single entity. As a result, investments in noncontrolling interests are reported as equity in our Consolidated Financial Statements. Additionally, our Consolidated Financial Statements include 100% of a controlled subsidiary’s earnings, rather than only our share. Transactions between the parent company and noncontrolling interests are reported in equity as transactions between stockholders, provided that these transactions do not create a change in control.

During the second quarter of fiscal 2012, we increased our ownership in Kemrock Industries and Exports Limited (“Kemrock”) to over 20% of Kemrock’s outstanding shares of common stock. At that time, and as a result of our ownership exceeding 20% of their outstanding shares, we changed our method of accounting for our investment in Kemrock stock from an available for sale security to the equity method.

Additionally, during fiscal 2012, we entered into three other, separate agreements with Kemrock. First, we agreed to loan Kemrock $15.0 million, which was to be repaid in cash, or alternatively, goods and commercial materials, no later than September 15, 2012. The loan is classified as a note receivable and is included in prepaid and other current assets in our Consolidated Balance Sheet. Second, we entered into a global depository receipt (“GDR”) Purchase Agreement with Kemrock, whereby we purchased 693,072 GDRs of Kemrock for an aggregate purchase price of approximately $7.2 million. The GDRs are included in our investment in Kemrock, which had a carrying value at the end of fiscal 2012 of $42.2 million, and are classified as other long-term assets in our Consolidated Balance Sheet. Lastly, during fiscal 2012 we invested $22.7 million in 5.5% convertible bonds issued by Kemrock. The bonds are convertible into ordinary shares or GDRs each representing one ordinary share of Kemrock stock, and may be converted at any time on or after June 4, 2012 and up to the close of business on June 12, 2017. Our investment in Kemrock’s convertible bonds is accounted for as an available-for-sale security and is classified in other long-term assets in our Consolidated Balance Sheet. The convertible feature embedded in the convertible bonds is accounted for as a derivative under the guidance in ASC 815, “Derivatives and Hedging.”

At the time of our investment in Kemrock’s convertible bonds, Kemrock was in the midst of major capital expansion for new projects and upcoming technologies, and there were no indications of any adverse business, economic, competitive, or market factors. However, on August 8, 2012, the price of Kemrock’s common stock plunged below our carrying value, declining by approximately 40% from its May 31, 2012 per share price of 531.0 rupees. We later learned that the dramatic drop in Kemrock’s stock price was related to Kemrock’s announcement of declining sales and income, a liquidity problem at Kemrock that stemmed from its explosive growth, combined with the overall tightening of lending practices of banks and credit markets in India. At that time, we also learned that Kemrock was in the process of renegotiating its credit agreements with its banks. Compounding these difficulties for Kemrock was the deterioration in the exchange rate of the Indian rupee against the U.S. dollar and euro, which had a negative impact on Kemrock’s gross profit margin and cash flow due to its procurement of the majority of its raw material supplies outside of India, but sales of its products in Indian rupees. The market value of shares of Kemrock common stock continued to decline significantly, and dropped from 531.0 rupees per share as of May 31, 2012 to 56.70 rupees per share as of November 30, 2012; the majority of which began to occur during the month of August 2012. As of May 31, 2013, the market value of shares of Kemrock common stock continued its decline to 43.85 rupees per share.

We account for our equity method investment in Kemrock under ASC 323, “Investments – Equity Method and Joint Ventures.” As outlined in ASC 323-10-35-32, a decline in the quoted market price below the carrying amount, when combined with other evidence of a loss in value, may be indicative of a loss in value that is other than temporary. Acting upon the premise that a write-down may be required, we considered all available evidence to evaluate the realizable value of our equity investment, including the decline in the market price of shares of Kemrock stock, the financial condition and near term prospects of Kemrock, and the overall economic situation in India. As a result of these factors, we determined that it was appropriate to record an impairment loss during the three months ended August 31, 2012 of approximately $32.1 million of our equity method investment. As the value of the embedded conversion derivative is directly correlated to the market value of Kemrock stock, we wrote-down the embedded conversion feature derivative and recorded an approximate $8.2 million charge to earnings during the three months ended August 31, 2012.

After further monitoring of the economic environment in India and the continued declines in the price of Kemrock common stock during the three months ended November 30, 2012, we determined that it was appropriate to write off the remaining value of the convertible feature embedded in our investment in Kemrock convertible bonds, approximating $0.8 million, and the remaining equity investment in Kemrock, approximating $10.1 million, which represented our proportionate share of Kemrock losses under the equity method of accounting and the significant decline in the price of Kemrock stock during that time frame. The losses are classified in other (income) expense, net in our Consolidated Statements of Income. Please see Note A(16) for additional information.

As of May 31, 2013, Kemrock had repaid approximately $6.0 million of the original $15.0 million loan. We do not anticipate that we will receive any further payments on this loan, and therefore we recorded a loss of $4.0 million during our fourth quarter ended May 31, 2013, which was in addition to the loss of $5.0 million previously recorded for the amount deemed uncollectible during our first quarter ended August 31, 2012. The loss is classified in selling, general and administrative expense in our Consolidated Statements of Income.

Considering the lack of expected future cash flows, given the continued financial deterioration of Kemrock through May 31, 2013, combined with Kemrock’s inability to meet interest payment deadlines on its outstanding convertible bonds, we recognized an other-than-temporary loss for our remaining investment in Kemrock, approximating $13.7 million.

Deconsolidation of Specialty Products Holding Corp. ("SPHC")

2) Deconsolidation of Specialty Products Holding Corp. (“SPHC”)

On May 31, 2010, Bondex International, Inc. (“Bondex”) and its parent, SPHC, filed Chapter 11 reorganization proceedings in the United States Bankruptcy Court for the District of Delaware. SPHC is our wholly owned subsidiary. In accordance with ASC 810, when a subsidiary becomes subject to the control of a government, court, administrator, or regulator, deconsolidation of that subsidiary is generally required. We therefore deconsolidated SPHC and its subsidiaries from our balance sheet as of May 31, 2010, and eliminated the results of SPHC’s operations from our results of operations beginning on that date. We believe we have no responsibility for liabilities of SPHC and Bondex. As a result of the Chapter 11 reorganization proceedings, on a prospective basis we will continue to account for our investment in SPHC under the cost method.

We had a net receivable from SPHC at May 31, 2010, that we expect may change before the bankruptcy proceedings have been finalized. The potential change relates to our indemnification of an insurer on appeal bonds pertaining to Bondex’s appeal of two asbestos cases that had been underway prior to the bankruptcy filing, neither of which are material in amount. During our fiscal 2012, one of the appeal bonds was satisfied, and during fiscal 2013, the remaining appeal bond was satisfied. Included in the net amount due from SPHC are receivables and payables, which we concluded we have the right to report as a net amount based on several factors, including the fact that all amounts are determinable, the balances are due to and from our subsidiaries, and we have been given reasonable assurance that netting the applicable receivables and payables would remain legally enforceable. We analyzed our net investment in SPHC as of May 31, 2010, which included a review of our advances to SPHC, an assessment of the collectibility of our net receivables due from SPHC, and a computation of the gain to be recorded upon deconsolidation based on the carrying amount of our investment in SPHC. In accordance with GAAP, the gain on deconsolidation related to the carrying amount of net assets of SPHC at May 31, 2010, was calculated in accordance with ASC 810-10-40-5, as follows:

a)	the aggregate of (1) the fair value of consideration received, (2) the fair value of any retained noncontrolling investment in the former subsidiary at the date the subsidiary is deconsolidated, and (3) the carrying amount of any noncontrolling interest in the former subsidiary; less

b)	the carrying amount of the former subsidiary’s assets and liabilities.

In determining the carrying value of any retained noncontrolling investment in SPHC at the date of deconsolidation we considered several factors, including analyses of cash flows combined with various assumptions relating to the future performance of this entity and a discounted value of SPHC’s recorded asbestos-related contingent obligations based on information available to us as of the date of deconsolidation. The discounted cash flow approach relies primarily on Level 3 unobservable inputs, whereby expected future cash flows are discounted using a rate that includes assumptions regarding an entity’s average cost of debt and equity, incorporates expected future cash flows based on internal business plans, and applies certain assumptions about risk and uncertainties due to the bankruptcy filing. Our estimates are based upon assumptions we believe to be reasonable, but which by nature are uncertain and unpredictable. As a result of this analysis, we determined that the carrying value of our retained interest in SPHC approximated zero.

As a result of the combined analyses of each of the components of our net investment in SPHC, we recorded a net loss of approximately $7.9 million, which was reflected in Other Expense, Net, during the fourth fiscal quarter of the year ended May 31, 2010. No changes have been made to these amounts through May 31, 2013.

Use of Estimates

3) Use of Estimates

The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has evaluated subsequent events through the date the Consolidated Financial Statements were filed with the Securities and Exchange Commission.

Acquisitions/Divestitures

4) Acquisitions/Divestitures

We account for business combinations using the acquisition method of accounting and, accordingly, the assets and liabilities of the acquired entities are recorded at their estimated fair values at the acquisition date.

During the fiscal year ended May 31, 2013, we completed six acquisitions. Two of the current year acquisitions report through our consumer reportable segment, which included the following: a producer and marketer of innovative and unique exterior wood deck and concrete restoration systems based in Clarkston, Georgia; and a manufacturer of nail care enamels, coatings components and related products for the personal care industry located in Paterson, New Jersey. The remaining product line acquisitions report through our industrial reportable segment, and include our acquisition of a manufacturer of rolled asphalt roofing materials, waterproofing products, chemical admixtures and industrial epoxy flooring systems located in Cacapava, Brazil; and three smaller businesses.

During the fiscal year ended May 31, 2012, we completed six acquisitions. Four of the acquired product lines report through our industrial reportable segment, which included the following: a manufacturer of polyurethane and urethane-based flooring and decking solutions for cruise ships, yachts and naval applications based in Genoa, Italy; a supplier and provider of equipment and solutions for water and fire damage restoration, professional cleaning and environmental control based in Burlington, Washington; a supplier of passive fire protection and insulation products headquartered in Barcelona, Spain; and a manufacturer and supplier of EIFS and complementary product lines based in Germany and serving the German and French construction markets. Two of the acquired product lines report through our consumer reportable segment, which included the following: a manufacturer of automotive aftermarket coatings based in Hallam, Victoria, Australia; and a manufacturer of specialty coating based in Cicero, Illinois.

The purchase price for each acquisition has been allocated to the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition. Final determinations of the purchase price allocation for these acquisitions have been completed, and are aggregated by year of purchase in the following table:

	Fiscal 2013 Acquisitions			Fiscal 2012 Acquisitions
(In thousands)	Weighted-Average Intangible Asset Amortization Life (In Years)	Total		Weighted-Average Intangible Asset Amortization Life (In Years)	Total
Current assets		$67,397			$84,693
Property, plant and equipment		46,306			30,096
Goodwill	N/A	260,789		N/A	55,177
Tradenames—indefinite lives	N/A	38,448		N/A	26,986
Other intangible assets	9	103,593		14	43,062
Other long-term assets		8,171			3,066

Total Assets Acquired		$524,704			$243,080

Liabilities assumed		(120,372)			(64,743)

Net Assets Acquired		$404,332	(1)		$178,337	(2)

(1)	Figure includes cash acquired of $6.9 million.
(2)	Figure includes cash acquired of $12.3 million.

Our Consolidated Financial Statements reflect the results of operations of acquired businesses as of their respective dates of acquisition. Pro-forma results of operations for the years ended May 31, 2013 and May 31, 2012 were not materially different from reported results and, consequently, are not presented.

Foreign Currency

5) Foreign Currency

The functional currency for each of our foreign subsidiaries is its principal operating currency. Accordingly, for the periods presented, assets and liabilities have been translated using exchange rates at year end, while income and expense for the periods have been translated using a weighted-average exchange rate.

The resulting translation adjustments have been recorded in accumulated other comprehensive income (loss), a component of stockholders’ equity, and will be included in net earnings only upon the sale or liquidation of the underlying foreign investment, neither of which is contemplated at this time. Transaction gains and losses have been immaterial during the past three fiscal years.

Cash and Cash Equivalents

6) Cash and Cash Equivalents

For purposes of the statement of cash flows, we consider all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. We do not believe we are exposed to any significant credit risk on cash and cash equivalents. The carrying amounts of cash and cash equivalents approximate fair value.

Property, Plant & Equipment

7) Property, Plant & Equipment

May 31,	2013	2012
(In thousands)
Land	$45,281	$36,767
Buildings and leasehold improvements	311,869	291,026
Machinery and equipment	770,973	723,172

Total property, plant and equipment, at cost	1,128,123	1,050,965
Less: allowance for depreciation and amortization	635,760	632,133

Property, plant and equipment, net	$492,363	$418,832

We review long-lived assets for impairment when circumstances indicate that the carrying values of these assets may not be recoverable. For assets that are to be held and used, an impairment charge is recognized when the estimated undiscounted future cash flows associated with the asset or group of assets are less than their carrying value. If impairment exists, an adjustment is made to write the asset down to its fair value, and a loss is recorded for the difference between the carrying value and the fair value. Fair values are determined based on quoted market values, discounted cash flows, internal appraisals or external appraisals, as applicable. Assets to be disposed of are carried at the lower of their carrying value or estimated net realizable value.

Depreciation is computed primarily using the straight-line method over the following ranges of useful lives:

Land improvements	3 to 30 years
Buildings and improvements	3 to 50 years
Machinery and equipment	1 to 30 years

Total depreciation expense for each fiscal period includes the charges to income that result from the amortization of assets recorded under capital leases.

Revenue Recognition

8) Revenue Recognition

Revenues are recognized when realized or realizable, and when earned. In general, this is when title and risk of loss pass to the customer. Further, revenues are realizable when we have persuasive evidence of a sales arrangement, the product has been shipped or the services have been provided to the customer, the sales price is fixed or determinable, and collectibility is reasonably assured. We reduce our revenues for estimated customer returns and allowances, certain rebates, sales incentives, and promotions in the same period the related sales are recorded.

We also record revenues generated under long-term construction contracts, mainly in connection with the installation of specialized roofing and flooring systems, and related services. Certain long-term construction contracts are accounted for under the percentage-of-completion method, and therefore we record contract revenues and related costs as our contracts progress. This method recognizes the economic results of contract performance on a timelier basis than does the completed-contract method; however, application of this method requires reasonably dependable estimates of progress toward completion, as well as other dependable estimates. When reasonably dependable estimates cannot be made, or if other factors make estimates doubtful, the completed contract method is applied. Under the completed contract method, billings and costs are accumulated on the balance sheet as the contract progresses, but no revenue is recognized until the contract is complete or substantially complete.

Shipping Costs

9) Shipping Costs

Shipping costs paid to third-party shippers for transporting products to customers are included in selling, general and administrative expenses. For the years ended May 31, 2013, 2012 and 2011, shipping costs were $125.6 million, $112.0 million and $103.0 million, respectively.

Allowance for Doubtful Accounts Receivable

10) Allowance for Doubtful Accounts Receivable

An allowance for anticipated uncollectible trade receivable amounts is established using a combination of specifically identified accounts to be reserved and a reserve covering trends in collectibility. These estimates are based on an analysis of trends in collectability and past experience, but are primarily made up of individual account balances identified as doubtful based on specific facts and conditions. Receivable losses are charged against the allowance when we confirm uncollectibility. Actual collections of trade receivables could differ from our estimates due to changes in future economic or industry conditions or specific customer’s financial conditions. For the periods ended May 31, 2013, 2012 and 2011, bad debt expense approximated $18.8 million, $5.8 million and $10.9 million, respectively. Included in bad debt expense during fiscal 2013 is $9.0 million recognized for amounts written off in relation to our loan to Kemrock, as described in further detail in Note A(1).

Inventories

11) Inventories

Inventories are stated at the lower of cost or market, cost being determined on a first-in, first-out (FIFO) basis and market being determined on the basis of replacement cost or net realizable value. Inventory costs include raw materials, labor and manufacturing overhead. Inventories were composed of the following major classes:

May 31,	2013	2012
(In thousands)
Raw material and supplies	$185,590	$160,869
Finished goods	363,090	329,109

Total Inventory	$548,680	$489,978

Goodwill and Other Intangible Assets

12) Goodwill and Other Intangible Assets

We account for goodwill and other intangible assets in accordance with the provisions of ASC 350 and account for business combinations using the acquisition method of accounting and accordingly, the assets and liabilities of the entities acquired are recorded at their estimated fair values at the acquisition date. Goodwill represents the excess of the purchase price paid over the fair value of net assets acquired, including the amount assigned to identifiable intangible assets.

We performed the required annual goodwill impairment assessments as of the first day of our fourth fiscal quarter at the reporting unit level. Our reporting units have been identified at the component level, which is the operating segment level or one level below. In the fourth quarter of fiscal 2012, we early adopted new FASB guidance that simplifies how an entity tests goodwill for impairment. It provides an option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Under the new guidance, the traditional two-step quantitative process is required only if an entity concludes that it is more likely than not that a reporting unit’s fair value is less than its carrying amount. We applied both the qualitative and traditional two-step quantitative processes during our annual goodwill impairment assessment performed during the fourth quarter of fiscal 2013.

The traditional two-step quantitative goodwill impairment assessment involves estimating the fair value of a reporting unit and comparing it with its carrying amount. If the carrying amount of the reporting unit exceeds its fair value, additional steps are followed to determine and recognize, if appropriate, an impairment loss. Calculating the fair value of the reporting units requires our significant use of estimates and assumptions. We estimate the fair values of our reporting units by applying a combination of third-party market-value indicators, when observable market data is available, and discounted future cash flows to each of our reporting unit’s projected EBITDA. In applying this methodology, we rely on a number of factors, including actual and forecasted operating results and market data. As a result of the assessments performed for fiscal 2013, 2012 and 2011, there were no indicators of impairment.

Additionally, we test all indefinite-lived intangible assets for impairment annually. We perform the required annual impairment assessments as of the first day of our fourth fiscal quarter. In the fourth quarter of fiscal 2013, we adopted new FASB guidance that simplifies how an entity tests indefinite-lived intangible assets for impairment. It provides an option to first assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount.

The annual impairment assessment involves estimating the fair value of each indefinite-lived asset and comparing it with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, we record an impairment loss equal to the difference. Calculating the fair value of the indefinite-lived assets requires our significant use of estimates and assumptions. We estimate the fair values of our intangible assets by applying a relief-from-royalty calculation, which includes discounted future cash flows related to each of our intangible asset’s projected revenues. In applying this methodology, we rely on a number of factors, including actual and forecasted revenues and market data. As a result of the assessments performed for fiscal 2013, 2012 and 2011, there were no indicators of impairment.

Should the future earnings and cash flows at our reporting units decline and/or discount rates increase, future impairment charges to goodwill and other intangible assets may be required.

Advertising Costs

13) Advertising Costs

Advertising costs are charged to operations when incurred and are included in SG&A expenses. For the years ended May 31, 2013, 2012 and 2011, advertising costs were $43.2 million, $34.1 million and $33.3 million, respectively.

Research and Development

14) Research and Development

Research and development costs are charged to operations when incurred and are included in selling, general and administrative expenses. The amounts charged to expense for the years ended May 31, 2013, 2012 and 2011 were $49.3 million, $45.4 million and $40.9 million, respectively.

Stock-Based Compensation

15) Stock-Based Compensation

Stock-based compensation represents the cost related to stock-based awards granted to our employees and directors, which may include restricted stock, stock options and stock appreciation rights (“SARs”). We measure stock-based compensation cost at the date of grant, based on the estimated fair value of the award. We recognize the cost as expense on a straight-line basis (net of estimated forfeitures) over the related vesting period. Refer to Note I, “Stock-Based Compensation,” for further information.

Investment (Income), Net

16) Investment (Income), Net

Investment (income), net, consists of the following components:

Year Ended May 31,	2013	2012	2011
(In thousands)
Interest (income)	$(6,814)	$(5,031)	$(5,058)
Loss (gain) on sale of marketable securities	(11,664)	862	(9,675)
Other-than-temporary impairment on securities	14,279	1,604	693
Dividend (income)	(1,979)	(1,621)	(1,642)

Investment (income), net	$(6,178)	$(4,186)	$(15,682)

Other Expense (Income), Net

17) Other Expense (Income), Net

Other expense (income), net, consists of the following components:

Year Ended May 31,	2013	2012	2011
(In thousands)
Royalty (income), net	$(2,069)	$(1,520)	$(1,249)
Loss on Brazil operational repositioning	6,087
Loss on Kemrock conversion option	9,030
(Income) loss related to unconsolidated equity affiliates	44,671	(8,079)	(1,148)

Other expense (income), net	$57,719	$(9,599)	$(2,397)

Equity in Income of Unconsolidated Affiliates

Beginning with our fiscal year ended May 31, 2007, we began purchasing shares of Kemrock Industries and Exports Limited (“Kemrock”) common stock. By May 31, 2011, we had acquired a total of approximately 3.2 million shares of Kemrock common stock, for an accumulated cost of approximately $24.2 million, which represented approximately 18% of Kemrock’s outstanding shares at that time. Our investment in Kemrock common stock had been classified in other long-term assets on our balance sheet and included with available-for-sale securities, which are carried at fair value based on quoted market prices.

During fiscal 2012, we purchased approximately 870,000 additional shares of Kemrock common stock, which increased our ownership to 23% of Kemrock’s outstanding shares. Also during fiscal 2012, we entered into a GDR Purchase Agreement with Kemrock, whereby we purchased from Kemrock 693,072 GDRs of Kemrock for an aggregate purchase price of approximately $7.2 million. We account for our investment in the Kemrock GDRs as common stock equivalents within our total investment in Kemrock. Lastly, during fiscal 2012 we invested $22.7 million in 5.5% convertible bonds issued by Kemrock. The bonds are convertible into ordinary shares or GDRs, each representing one ordinary share of Kemrock stock, and may be converted at any time on or after June 4, 2012 and up to the close of business on June 12, 2017. Our investment in Kemrock convertible bonds is accounted for as an available-for-sale security and is classified in other long-term assets in our Consolidated Balance Sheet. The convertible feature embedded in the convertible bonds is accounted for as a derivative under the guidance in ASC 815, “Derivatives and Hedging.”

Due to the presumption under GAAP that an entity with an ownership percentage greater than 20% has significant influence, and no other factors would refute that presumption, we changed our accounting for this investment to the equity method. Adjustments are made to our investment in order to recognize our share of Kemrock’s earnings as they occur, rather than as dividends or other distributions are received. Any changes in our proportionate share of the underlying equity of Kemrock, which could result from their issuance of additional equity securities, are recognized as increases or decreases in shareholders’ equity, net of any related tax effects.

We account for our equity method investment in Kemrock under ASC 323, “Investments – Equity Method and Joint Ventures.” As outlined in ASC 323-10-35-32, a decline in the quoted market price below the carrying amount when combined with other evidence of a loss in value may be indicative of a loss in value that is other than temporary. Acting upon the premise that a write-down of our investment in Kemrock may be required, we considered all available evidence to evaluate the realizable value of our equity investment, including a decline in the market price of shares of Kemrock stock, the financial condition and near term prospects of Kemrock, and the overall economic situation in India. As a result of these factors, we determined that it was appropriate to record an impairment loss during fiscal 2013 of approximately $55.9 million on our equity method investment, which is classified in other (income) expense, net in our Consolidated Statements of Income. We also recorded a loss of approximately $13.7 million for the write-down of our investment in Kemrock convertible bonds, which is classified in investment (income) expense, net in our Consolidated Statements of Income.

Our investment in Kemrock is reported in our Consolidated Balance Sheet at its adjusted carrying value and classified as a long-term asset. Our investment in Kemrock had no carrying value at May 31, 2013 and a carrying value of $42.2 million at May 31, 2012.

Loss on Repositioning of Operations in Brazil

During the third quarter of fiscal 2013, we completed a definitive plan to substantially liquidate our Stoncor Brazil subsidiary, a small flooring business in Brazil with sales, income and assets that amounted to significantly less than 1% of our consolidated sales, income and assets in any given year, in order to leverage the substantial sales force, manufacturing facilities, broad distribution network and entrepreneurial management team of our Viapol subsidiary, which was acquired in June 2012. The acquisition of Viapol has given us the critical mass needed to sell construction products in Brazil, including RPM’s existing flooring brands such as Stonhard and Flowcrete. Viapol has the local manufacturing capabilities and technically skilled salespeople required to sell epoxy and polyurethane flooring in Brazil where we previously lacked a significant presence.

As a result of our repositioning of certain of our industrial segment operations in Brazil, we incurred a loss of approximately $6.1 million. Included in the loss was the impact of an adjustment for accumulated foreign currency translation. This non-cash charge was previously recorded as an unrealized foreign exchange loss in our currency translation account as a component of other comprehensive income.

Income Taxes

18) Income Taxes

The provision for income taxes is calculated using the liability method. Under the liability method, deferred income taxes are recognized for the tax effect of temporary differences between the financial statement carrying amount of assets and liabilities and the amounts used for income tax purposes and for certain changes in valuation allowances. Valuation allowances are recorded to reduce certain deferred tax assets when, in our estimation, it is more likely than not that a tax benefit will not be realized.

We have not provided for U.S. income and foreign withholding taxes on approximately $1.1 billion of foreign subsidiaries’ undistributed earnings as of May 31, 2013, because such earnings have been retained and reinvested by the subsidiaries. Accordingly, no provision has been made for U.S. or foreign withholding taxes, which may become payable if undistributed earnings of foreign subsidiaries were paid to us as dividends. The additional income taxes and applicable withholding taxes that would result had such earnings actually been repatriated are not practically determinable.

Earnings Per Share of Common Stock

19) Earnings Per Share of Common Stock

Earnings per share (EPS) is computed using the two-class method. The two-class method determines EPS for each class of common stock and participating securities according to dividends and dividend equivalents and their respective participation rights in undistributed earnings. Our unvested share-based payment awards that contain rights to receive non-forfeitable dividends are considered participating securities. Basic EPS of common stock is computed by dividing net income by the weighted-average number of shares of common stock outstanding for the period. Diluted EPS of common stock is computed on the basis of the weighted-average number of shares of common stock plus the effect of dilutive potential shares of common stock outstanding during the period using the treasury stock method. Dilutive potential shares of common stock include outstanding stock options, stock awards and convertible notes. See Note K, “Earnings Per Share of Common Stock,” for additional information.

Other Recent Accounting Pronouncements

20) Other Recent Accounting Pronouncements

In June 2011, the FASB issued amended disclosure requirements for the presentation of other comprehensive income (OCI) and accumulated other comprehensive income (AOCI). OCI is comprised of costs, expenses, gains and losses that are included in comprehensive income but excluded from net income, and AOCI comprises the aggregated balances of OCI in equity. The amended guidance eliminated the option to present period changes (OCI) as part of the Statement of Changes in Equity. Under the amended guidance, all period changes (OCI) are to be presented either in a single continuous statement of comprehensive income, or in two separate but consecutive financial statements. Only summary totals are to be included in the AOCI section of the Statement of Changes in Equity. We adopted these provisions as of June 1, 2012. There was no impact on our consolidated financial results as the amendments relate only to changes in financial statement presentation.

In February 2013, the FASB further amended the disclosure requirements for comprehensive income. The update requires companies to disclose items reclassified out of AOCI and into net income in a single location either in the notes to the consolidated financial statements or parenthetically on the face of the Statements of Operations. The change is effective for fiscal years, and interim periods within those years, beginning after December 15, 2012, and is to be applied prospectively. We will adopt these provisions on June 1, 2013, and do not expect the adoption of these updated disclosure requirements to affect our consolidated results of operations, financial condition or liquidity.

Subsequent Event

21) Subsequent Event

Canadian Income Tax Law Change

Subsequent to year end, Canada Bill C-48, Technical Tax Amendments Act, 2012 (“Bill C-48”), received Royal Assent. Bill C-48 is considered enacted as of June 26, 2013 for U.S. GAAP reporting purposes. The legislation includes a number of amendments that will impact RPM on both a retroactive and prospective basis. We are in the process of analyzing the overall impact of the legislation. Our preliminary estimate of the incremental Canadian income tax expense for the retroactive period, which will be recognized in fiscal 2014, is in the range of $10.0 million to $14.0 million. The prospective impact will be based on the applicable actual operating results in future annual periods.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2013
Asset Acquired and Liabilities Assumed on Acquisition

Final determinations of the purchase price allocation for these acquisitions have been completed, and are aggregated by year of purchase in the following table:

	Fiscal 2013 Acquisitions			Fiscal 2012 Acquisitions
(In thousands)	Weighted-Average Intangible Asset Amortization Life (In Years)	Total		Weighted-Average Intangible Asset Amortization Life (In Years)	Total
Current assets		$67,397			$84,693
Property, plant and equipment		46,306			30,096
Goodwill	N/A	260,789		N/A	55,177
Tradenames—indefinite lives	N/A	38,448		N/A	26,986
Other intangible assets	9	103,593		14	43,062
Other long-term assets		8,171			3,066

Total Assets Acquired		$524,704			$243,080

Liabilities assumed		(120,372)			(64,743)

Net Assets Acquired		$404,332	(1)		$178,337	(2)

(1)	Figure includes cash acquired of $6.9 million.
(2)	Figure includes cash acquired of $12.3 million.

Property, Plant and Equipment

May 31,	2013	2012
(In thousands)
Land	$45,281	$36,767
Buildings and leasehold improvements	311,869	291,026
Machinery and equipment	770,973	723,172

Total property, plant and equipment, at cost	1,128,123	1,050,965
Less: allowance for depreciation and amortization	635,760	632,133

Property, plant and equipment, net	$492,363	$418,832

Useful Lives

Depreciation is computed primarily using the straight-line method over the following ranges of useful lives:

Land improvements	3 to 30 years
Buildings and improvements	3 to 50 years
Machinery and equipment	1 to 30 years

Major Classes of Inventories

 Inventories were composed of the following major classes:

May 31,	2013	2012
(In thousands)
Raw material and supplies	$185,590	$160,869
Finished goods	363,090	329,109

Total Inventory	$548,680	$489,978

Investment (Income), Net

Investment (income), net, consists of the following components:

Year Ended May 31,	2013	2012	2011
(In thousands)
Interest (income)	$(6,814)	$(5,031)	$(5,058)
Loss (gain) on sale of marketable securities	(11,664)	862	(9,675)
Other-than-temporary impairment on securities	14,279	1,604	693
Dividend (income)	(1,979)	(1,621)	(1,642)

Investment (income), net	$(6,178)	$(4,186)	$(15,682)

Other Expense (Income), Net

Other expense (income), net, consists of the following components:

Year Ended May 31,	2013	2012	2011
(In thousands)
Royalty (income), net	$(2,069)	$(1,520)	$(1,249)
Loss on Brazil operational repositioning	6,087
Loss on Kemrock conversion option	9,030
(Income) loss related to unconsolidated equity affiliates	44,671	(8,079)	(1,148)

Other expense (income), net	$57,719	$(9,599)	$(2,397)

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
May 31, 2013
Changes in Carrying Amount of Goodwill, by Reportable Segment

The changes in the carrying amount of goodwill, by reportable segment, for the years ended May 31, 2013 and 2012, are as follows:

(In thousands)	Industrial Segment	Consumer Segment	Total
Balance as of June 1, 2011	$445,756	$385,733	$831,489
Acquisitions	50,233	4,944	55,177
Translation adjustments	(30,098)	(7,222)	(37,320)

Balance as of May 31, 2012	465,891	383,455	849,346
Acquisitions	98,718	162,071	260,789
Translation adjustments	209	3,487	3,696

Balance as of May 31, 2013	$564,818	$549,013	$1,113,831

Other Intangible Assets Major Classes

Other intangible assets consist of the following major classes:

(In thousands)	Amortization Period (In Years)	Gross Carrying Amount	Accumulated Amortization	Net Other Intangible Assets
As of May 31, 2013
Amortized intangible assets
Formulae	3 to 33	$216,418	$113,315	$103,103
Customer-related intangibles	3 to 33	196,376	66,077	130,299
Trademarks/names	2 to 40	30,223	13,222	17,001
Other	1 to 40	48,817	27,046	21,771

Total Amortized Intangibles		491,834	219,660	272,174
Indefinite-lived intangible assets Trademarks/names		187,439		187,439

Total Other Intangible Assets		$679,273	$219,660	$459,613

As of May 31, 2012
Amortized intangible assets
Formulae	3 to 33	$174,190	$103,414	$70,776
Customer-related intangibles	3 to 33	139,824	52,616	87,208
Trademarks/names	4 to 40	26,050	11,192	14,858
Other	1 to 40	49,373	25,526	23,847

Total Amortized Intangibles		389,437	192,748	196,689
Indefinite-lived intangible assets Trademarks/names		148,931		148,931

Total Other Intangible Assets		$538,368	$192,748	$345,620

Marketable Securities (Tables)	12 Months Ended
May 31, 2013
Summary of Marketable Securities by Asset Type

The following tables summarize marketable securities held at May 31, 2013 and May 31, 2012 by asset type:

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2013
Equity securities:
Stocks—foreign	$1,090	$244	$—	$1,334
Stocks—domestic	24,492	5,265	(392)	29,365
Mutual funds—foreign	18,328	1,901	(7)	20,222
Mutual funds—domestic	39,184	679	(492)	39,371

Total equity securities	83,094	8,089	(891)	90,292
Fixed maturity:
U.S. treasury and other government	20,528	247	(139)	20,636
Corporate bonds	1,724	244	—	1,968
Foreign bonds	37	4	—	41
Mortgage-backed securities	100	60	(4)	156

Total fixed maturity securities	22,389	555	(143)	22,801

Total	$105,483	$8,644	$(1,034)	$113,093

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2012
Equity securities:
Stocks—foreign	$1,016	$79	$—	$1,095
Stocks—domestic	24,380	2,776	(1,046)	26,110
Mutual funds—foreign	17,489	521	(936)	17,074
Mutual funds—domestic	39,246	1,114	(1,077)	39,283

Total equity securities	82,131	4,490	(3,059)	83,562
Fixed maturity:
U.S. treasury and other government	19,347	530	(12)	19,865
Kemrock convertible bonds	13,670	—	—	13,670
Coporate bonds	2,305	349	(5)	2,649
Foreign bonds	38	1	—	39
Mortgage-backed securities	241	105	(2)	344

Total fixed maturity securities	35,601	985	(19)	36,567

Total	$117,732	$5,475	$(3,078)	$120,129

Summary of Securities in Unrealized Loss Position and Included in Accumulated Other Comprehensive Income, Aggregated by Length of Time Investments

Summarized below are the securities we held at May 31, 2013 and May 31, 2012 that were in an unrealized loss position and that were included in accumulated other comprehensive income, aggregated by the length of time the investments had been in that position:

	May 31, 2013		May 31, 2012
(In thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Total investments with unrealized losses	$36,582	$(1,034)	$43,772	$(3,078)
Unrealized losses with a loss position for less than 12 months	36,327	(956)	42,114	(2,596)
Unrealized losses with a loss position for more than 12 months	255	(78)	1,658	(482)

Net Carrying Values of Debt Securities by Contractual Maturity

The net carrying values of debt securities at May 31, 2013, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(In thousands)	Amortized Cost	Fair Value
Due:
Less than one year	$3,219	$3,240
One year through five years	13,824	13,988
Six years through ten years	3,579	3,602
After ten years	1,767	1,971

	$22,389	$22,801

Fair Value Measurements (Tables)	12 Months Ended
May 31, 2013
Assets and Liabilities Measured at Fair Value on Recurring Basis and Categorized using Fair Value Hierarchy

The following tables present our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
U.S. Treasury and other government	$—	$20,636	$—	$20,636
Foreign bonds		41		41
Mortgage-backed securities		156		156
Corporate bonds		1,968		1,968
Stocks—foreign	1,334			1,334
Stocks—domestic	29,365			29,365
Mutual funds—foreign		20,222		20,222
Mutual funds—domestic		39,371		39,371
Foreign currency forward contract		(4,751)		(4,751)
Cross-currency swap		(10,048)		(10,048)
Contingent consideration		—	(64,500)	(64,500)

Total	$30,699	$67,595	$(64,500)	$33,794

(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2012
U.S. Treasury and other government	$—	$19,865	$—	$19,865
Foreign bonds		39		39
Mortgage-backed securities		344		344
Corporate bonds		2,649		2,649
Stocks—foreign	1,095			1,095
Stocks—domestic	26,110			26,110
Mutual funds—foreign		17,074		17,074
Mutual funds—domestic		39,283		39,283
Foreign currency forward contract		(1,356)		(1,356)
Cross-currency swap		(2,159)		(2,159)
Conversion option, Kemrock 5.5% bonds			9,031	9,031
Investment in Kemrock convertible debt		13,670		13,670

Total	$27,205	$89,409	$9,031	$125,645

Fair Value and Carrying Value of Financial Instruments and Long-Term Debt

Based on the analysis performed, the fair value and the carrying value of our financial instruments and long-term debt as of May 31, 2013 and May 31, 2012 are as follows:

	At May 31, 2013
(In thousands)	Carrying Value	Fair Value
Cash and cash equivalents	$343,554	$343,554
Marketable equity securities	90,292	90,292
Marketable debt securities	22,801	22,801
Long-term debt, including current portion	1,373,697	1,501,850

	At May 31, 2012
(In thousands)	Carrying Value	Fair Value
Cash and cash equivalents	$315,968	$315,968
Marketable equity securities	83,562	83,562
Marketable debt securities	36,567	36,567
Long-term debt, including current portion	1,115,536	1,232,180

Borrowings (Tables)	12 Months Ended
May 31, 2013
Description of Long-Term Debt

A description of long-term debt follows:

May 31,	2013	2012
(In thousands)
Unsecured 6.25% senior notes due December 15, 2013	$200,000	$200,000
Unsecured 6.70% senior notes due November 1, 2015(1)	150,000	150,000
Unsecured 6.50% senior notes due February 14, 2018(2)	248,259	247,890
Unsecured 6.125% senior note due October 15, 2019(3)	459,457	460,688
Unsecured 3.45% senior notes due November 15, 2022	300,000
Revolving credit agreement for $600,000 with a syndicate of banks, through June 29, 2017 (4)	7,701	48,797
Other obligations, including capital leases and unsecured notes payable at various rates of interest due in installments through 2017.	8,280	8,161

	1,373,697	1,115,536
Less: current portion	4,521	2,584

Total Long-Term Debt, Less Current Maturities	$1,369,176	$1,112,952

(1)	We entered into a cross-currency swap, which fixed the interest and principal payments in euros, resulting in an effective fixed-rate borrowing of 5.31%.
(2)	The $250.0 million aggregate principal amount of the notes due 2018 is adjusted for the amortization of the original issue discount, which approximated $1.7 million and $2.1 million at May 31, 2013 and 2012, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 6.704% for both years presented.
(3)	Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes. The $300.0 million aggregate principal amount of the notes due 2019 from the initial issuance is adjusted for the amortization of the original issue discount, which approximated $0.2 million at May 31, 2013 and 2012. The original issue discount effectively reduced the ultimate proceeds from the October 2009 financing. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%. The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $9.7 million and $11.0 million at May 31, 2013 and 2012, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%.
(4)	Interest was tied to AUD LIBOR at May 31, 2013, and averaged 4.16% for AUD denominated debt. Interest was tied to euro LIBOR and prime rate at May 31, 2012, and averaged 1.99% and 5.65%, respectively, for euro denominated debt.

Income Taxes (Tables)	12 Months Ended
May 31, 2013
Income (Loss) before Income Taxes

Income (loss) before income taxes as shown in the Consolidated Statements of Income is summarized below for the periods indicated. Certain foreign operations are branches of RPM International Inc.’s subsidiaries and are therefore subject to income taxes in both the United States and the respective foreign jurisdictions. Accordingly, the provision (benefit) for income taxes by jurisdiction and the income (loss) before income taxes by jurisdiction may not be directly related.

Year Ended May 31,	2013	2012	2011
(In thousands)
United States	$5,104	$187,687	$217,427
Foreign	171,787	140,602	77,626

Income Before Income Taxes	$176,891	$328,289	$295,053

Provision (Benefit) for Income Tax

Provision (benefit) for income taxes consists of the following for the periods indicated:

Year Ended May 31,	2013	2012	2011
(In thousands)
Current:
U.S. Federal	$56,590	$45,547	$37,871
State and local	6,694	6,836	4,764
Foreign	44,747	49,231	41,542

Total Current	108,031	101,614	84,177

Deferred:
U.S. Federal	(31,987)	(787)	8,186
State and local	(3,649)	(572)	2,200
Foreign	(5,355)	(5,729)	(2,678)

Total Deferred	(40,991)	(7,088)	7,708

Provision for Income Taxes	$67,040	$94,526	$91,885

Significant Components of Deferred Income Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities as of May 31, 2013 and 2012 were as follows:

	2013	2012
(In thousands)
Deferred income tax assets related to:
Inventories	$6,795	$5,810
Allowance for losses	7,584	8,935
Accrued compensation and benefits	113,394	113,934
Accrued other expenses	16,322	6,525
Other long-term liabilities	29,954	25,280
Net operating loss and credit carryforwards	70,208	76,740
Net unrealized loss on securities	21,727	1,478

Total Deferred Income Tax Assets	265,984	238,702
Less: valuation allowances	(89,909)	(75,167)

Net Deferred Income Tax Assets	176,075	163,535

Deferred income tax (liabilities) related to:
Depreciation	(48,491)	(47,872)
Pension and other postretirement benefits	(12,204)	(15,824)
Amortization of intangibles	(125,042)	(109,206)

Total Deferred Income Tax (Liabilities)	(185,737)	(172,902)

Deferred Income Tax Assets (Liabilities), Net	$(9,662)	$(9,367)

Reconciliation of Income Tax Expense (Benefit) Computed by Applying U.S. Statutory Federal Income Tax Rate against Income (Loss) before Income Taxes to Provision (Benefit) for Income Taxes

The following table reconciles income tax expense (benefit) computed by applying the U.S. statutory federal income tax rate against income (loss) before income taxes to the provision (benefit) for income taxes:

Year Ended May 31,	2013	2012	2011
(In thousands)
Income tax expense (benefit) at the U.S. statutory federal income tax rate	$61,912	$114,901	$103,141
Impact of foreign operations	(11,552)	(32,192)	(39,932)
State and local income taxes net of federal income tax benefit	1,979	4,073	4,527
Tax benefits from the domestic manufacturing deduction	(4,489)	(3,744)	(2,750)
Nondeductible fines and penalties	4,802	—	—
Nondeductible business expense	1,269	1,304	1,404
Valuation allowance	14,729	9,353	24,994
Other	(1,610)	831	501

Provision (Benefit) for Income Tax Expense	$67,040	$94,526	$91,885

Effective Income Tax Rate	37.9%	28.8%	31.1%

Activity Related to Unrecognized Tax Benefits

Uncertain income tax positions are accounted for in accordance with ASC 740. The following table summarizes the activity related to unrecognized tax benefits:

(In millions)	2013	2012	2011
Balance at June 1	$3.3	$6.4	$2.7
Additions based on tax positions related to current year	—	—	0.3
Additions for tax positions of prior years	6.0	0.5	3.9
Reductions for tax positions of prior years	(0.9)	(0.4)	(0.5)
Settlements	—	(3.2)	—

Balance at May 31	$8.4	$3.3	$6.4

Stock-Based Compensation (Tables)	12 Months Ended
May 31, 2013
Stock-Based Compensation Expense Included in Consolidated Statements of Income

The following table represents total stock-based compensation expense included in our Consolidated Statements of Income:

Year Ended May 31,	2013	2012	2011
(In thousands)
Selling, general and administrative expense	$17,145	$13,904	$12,282
Income tax expense (benefit)	(5,627)	(4,921)	(4,337)

Total stock-based compensation cost	$11,518	$8,983	$7,945

Summary of Weighted-Average Assumptions Related to Grants

The following is a summary of our weighted-average assumptions related to grants made during the last three fiscal years:

Year Ended May 31,	2013	2012	2011
Risk-free interest rate	1.1%	2.5%	2.1%
Expected life of option	7.5 yrs	7.5 yrs	7.5 yrs
Expected dividend yield	3.3%	3.8%	4.1%
Expected volatility rate	28.2%	29.5%	29.6%

Summary of Option and Share-Based Payment Activity

The following table summarizes option and share-based payment activity (including SARs) under these plans during the fiscal year ended May 31, 2013:

	2013
Share-Based Payments	Weighted Average Exercise Price	Number of Shares Under Option
(Shares in thousands)
Balance at June 1	$19.16	3,771
Options granted	25.87	550
Options canceled/expired	14.08	(1)
Options exercised	17.80	(818)

Balance at May 31	20.54	3,502

Exercisable at May 31	$18.99	2,057

Stock Option Plans	2013	2012	2011
(In millions, except per share amounts)
Weighted-average grant-date fair value per share	$4.96	$4.69	$3.97
Intrinsic value of options exercised	$9.8	$7.0	$7.7
Tax benefit from options exercised	$3.5	$1.4	$1.2
Fair value of SARS vested	$1.9	$2.0	$2.2

Share-based performance-earned restricted stock ("PERS")
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the share-based performance-earned restricted stock (“PERS”) activity during the fiscal year ended May 31, 2013:

	Weighted-Average Grant-Date Fair Value	2013
(Shares in thousands)
Balance at June 1	$20.18	1,070
Shares granted	26.22	495
Shares forfeited	20.62	(19)
Shares vested	18.98	(92)

Balance at May 31	$22.31	1,454

Employee Incentive Plan Twenty Zero Seven
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table sets forth awards and restricted stock units issued under the 2007 Plan for the years ended May 31, 2013:

	Weighted-Average Grant-Date Fair Value	2013
(Shares in thousands)
Balance at June 1	$17.12	778
Shares granted	25.87	89
Shares forfeited	17.86	(9)
Shares vested	19.38	(43)

Balance at May 31	$17.94	815

Nonvested Shares
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the activity for all nonvested restricted shares during the year ended May 31, 2013:

	Weighted-Average Grant-Date Fair Value	Number of Shares
(Shares in thousands)
Balance at June 1	$19.53	2,758
Granted	26.16	678
Vested	19.15	(171)
Forfeited	19.72	(29)

Balance at May 31	$20.94	3,236

Restricted Stock Plans, 2003 Plan
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the share-based activity under the 2003 Plan during fiscal 2013:

	Weighted-Average Grant-Date Fair Value	2013
(Shares in thousands)
Balance at June 1	$20.23	115
Shares granted to Directors	26.63	35
Shares vested	19.31	(37)

Balance at May 31	$22.50	113

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
May 31, 2013
Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) consists of the following components:

(In thousands)	Foreign Currency Translation Adjustments	Pension And Other Postretirement Benefit Liability Adjustments, Net of Tax	Unrealized Gain (Loss) On Derivatives, Net of Tax	Unrealized Gain (Loss) On Securities, Net of Tax	Total
Balance at June 1, 2010	$(16,462)	$(103,265)	$1,059	$10,877	$(107,791)
Reclassification adjustments for gains included in net income, net of tax of $2,791				(5,676)	(5,676)
Other comprehensive income (loss)	97,808	10,163	6,131	13,554	127,656
Deferred taxes		(3,603)	(1,923)	(2,590)	(8,116)

Balance at May 31, 2011	81,346	(96,705)	5,267	16,165	6,073
Reclassification adjustments for gains included in net income, net of tax benefit of $844				1,043	1,043
Other comprehensive income	(89,863)	(119,189)	(5,512)	(21,010)	(235,574)
Deferred taxes		41,720	1,445	7,400	50,565

Balance at May 31, 2012	(8,517)	(174,174)	1,200	3,598	(177,893)
Reclassification adjustments for gains included in net income, net of tax benefit of $633				(1,953)	(1,953)
Other comprehensive income	(15,911)	48,100	14	7,860	40,063
Deferred taxes		(17,481)	(18)	(1,971)	(19,470)

Balance at May 31, 2013	$(24,428)	$(143,555)	$1,196	$7,534	$(159,253)

Earnings Per Share (Tables)	12 Months Ended
May 31, 2013
Reconciliation of Numerator and Denominator of Basic and Diluted Earnings Per Share Calculated using Two-Class Method

The following table sets forth the reconciliation of the numerator and denominator of basic and diluted earnings per share, as calculated using the two-class method, for the years ended May 31, 2013, 2012 and 2011:

Year Ended May 31,	2013	2012	2011
(In thousands, except per share amounts)
Numerator for earnings per share:

Net income attributable to RPM International Inc. stockholders	$98,603	$215,936	$189,058
Less: Allocation of earnings and dividends to participating securities	(1,999)	(4,024)	(3,067)

Net income available to common shareholders—basic	96,604	211,912	185,991
Add: Undistributed earnings reallocated to unvested shareholders	(3)	9	7

Net income available to common shareholders—diluted	$96,601	$211,921	$185,998

Denominator for basic and diluted earnings per share:
Basic weighted average common shares	128,956	128,130	127,403
Average diluted options	845	587	663

Total shares for diluted earnings per share	129,801	128,717	128,066

Earnings Per Share of Common Stock Attributable to RPM International Inc. Stockholders:
Basic Earnings Per Share of Common Stock	$0.75	$1.65	$1.46

Diluted Earnings Per Share of Common Stock	$0.74	$1.65	$1.45

Leases (Tables)	12 Months Ended
May 31, 2013
Future Minimum Lease Commitments under Non-Cancelable Lease Agreements

The following table illustrates our future minimum lease commitments under all non-cancelable lease agreements, for each of the next five years and in the aggregate, as of May 31, 2013:

May 31,
(In thousands)
2014	$44,021
2015	35,870
2016	27,198
2017	19,428
2018	15,282
Thereafter	51,834

Total Minimum Lease Commitments	$193,633

Postretirement Benefits (Tables)	12 Months Ended
May 31, 2013
POSTRETIREMENT BENEFITS
Components of Net Periodic Pension and Postretirement Costs

The following table illustrates the effect on operations of these plans for the three years ended May 31, 2013:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2013	2012	2011	2013	2012	2011
Service cost—Benefits earned during the period	$—	$—	$5	$1,185	$745	$736
Interest cost on the accumulated obligation	349	416	439	1,188	968	925
Amortization of:
Prior service cost	(86)	(86)	(86)
Unrecognized losses	16	(58)	(191)	470	72	89

Net Periodic Postretirement Expense	$279	$272	$167	$2,843	$1,785	$1,750

Amounts Recognized in Consolidated Balance Sheet

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2013 and 2012 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Current liabilities	$(642)	$(714)	$(486)	$(428)
Noncurrent liabilities	(7,872)	(8,963)	(27,929)	(24,089)

Net Amount Recognized	$(8,514)	$(9,677)	$(28,415)	$(24,517)

Pretax Net Actuarial Loss, Prior Service (Costs) and Transition Assets/(Obligations) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings

The following table presents the pretax net actuarial gain (loss) and prior service credits recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Net actuarial gain (loss)	$996	$(35)	$(10,950)	$(9,441)
Prior service credits	516	603

Total recognized in accumulated other comprehensive income not affecting retained earnings	$1,512	$568	$(10,950)	$(9,441)

Changes Recognized in Other Comprehensive Income

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$—	$—	$—	$—
Net loss (gain) arising during the year	(1,014)	754	1,988	6,979
Effect of exchange rates on amounts included in AOCI			(9)	(409)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	86	86
Amortization or settlement recognition of net gain (loss)	(16)	58	(470)	(72)

Total recognized in other comprehensive loss (income)	$(944)	$898	$1,509	$6,498

Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic and Postretirement Costs

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic postretirement benefit costs under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2013	2012	2013	2012
Discount rate	3.95%	3.75%	4.50%	4.75%
Current healthcare cost trend rate	7.54%	7.70%	6.43%	6.92%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.20%	4.20%
Year ultimate healthcare cost trend rate will be realized	2029	2029	2030	2030

	U.S. Plans			Non-U.S. Plans
Net Periodic Postretirement Cost	2013	2012	2011	2013	2012	2011
Discount rate	3.75%	4.75%	5.75%	4.75%	5.75%	5.75%
Healthcare cost trend rate	7.70%	7.87%	8.04%	6.92%	7.00%	7.40%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.50%	4.20%	4.50%	4.50%
Year ultimate healthcare cost trend rate will be realized	2029	2029	2029	2030	2030	2030

Changes in Benefit Obligations

The changes in benefit obligations of the plans at May 31, 2013 and 2012 were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Accumulated postretirement benefit obligation at beginning of year	$9,677	$9,103	$24,517	$17,557
Service cost			1,185	745
Interest cost	349	416	1,188	968
Benefit payments	(572)	(665)	(441)	(369)
Medicare subsidy received	74	69
Actuarial (gains) losses	(1,014)	754	1,988	6,979
Currency exchange rate changes			(22)	(1,363)

Accumulated and accrued postretirement benefit obligation at end of year	$8,514	$9,677	$28,415	$24,517

Increasing or Decreasing Current Healthcare Cost Trend Rates by One Percentage would affect Accumulated Postretirement Benefit Obligation and Net Postretirement Expense

Increasing or decreasing current healthcare cost trend rates by 1% would affect our accumulated postretirement benefit obligation and net postretirement expense by the following amounts for the years ended May 31, 2013 and 2012:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
1% Increase in trend rate
Accumulated Benefit Obligation	$296	$390	$9,080	$3,920
Postretirement Cost	15	21	647	473

1% Decrease in trend rate
Accumulated Benefit Obligation	$(265)	$(348)	$(3,802)	$(5,176)
Postretirement Cost	(13)	(19)	(481)	(351)

Pension Plans, Defined Benefit
Components of Net Periodic Pension and Postretirement Costs

Net periodic pension cost consisted of the following for the year ended May 31:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2013	2012	2011	2013	2012	2011
Service cost	$25,950	$19,906	$16,957	$4,337	$3,731	$3,535
Interest cost	16,240	15,307	13,738	7,246	8,076	7,622
Expected return on plan assets	(17,431)	(17,416)	(12,558)	(7,715)	(7,867)	(7,057)
Amortization of:
Prior service cost	348	352	358	7	10	12
Net actuarial losses recognized	16,888	8,510	7,919	2,771	2,169	2,472
Curtailment/settlement (gains) losses	72	—	83	234	—	(26)

Net Pension Cost	$42,067	$26,659	$26,497	$6,880	$6,119	$6,558

Amounts Recognized in Consolidated Balance Sheet

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2013 and 2012 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Noncurrent assets	$—	$—	$—	$42
Current liabilities	(43)	(43)	(436)	(492)
Noncurrent liabilities	(160,683)	(186,762)	(30,501)	(37,570)

Net Amount Recognized	$(160,726)	$(186,805)	$(30,937)	$(38,020)

Pretax Net Actuarial Loss, Prior Service (Costs) and Transition Assets/(Obligations) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings

The following table presents the pretax net actuarial loss, prior service (costs) and transition assets/(obligations) recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Net actuarial loss	$(161,835)	$(205,086)	$(57,882)	$(62,750)
Prior service (costs)	(1,331)	(1,679)	(51)	(93)

Total recognized in accumulated other comprehensive income not affecting retained earnings	$(163,166)	$(206,765)	$(57,933)	$(62,843)

Changes Recognized in Other Comprehensive Income

The following table includes the changes recognized in other comprehensive income:
	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$—	$—	$—	$—
Net loss (gain) arising during the year	(26,291)	106,459	(2,197)	24,441
Effect of exchange rates on amounts included in AOCI			300	(3,852)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	(348)	(352)	(48)	(10)
Amortization or settlement recognition of net gain (loss)	(16,960)	(8,510)	(2,966)	(2,169)

Total recognized in other comprehensive loss (income)	$(43,599)	$97,597	$(4,911)	$18,410

Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic and Postretirement Costs

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic pension cost under the plans:

	U.S. Plans			Non-U.S. Plans
Year-End Benefit Obligations	2013	2012		2013	2012
Discount rate	4.45%	4.25%		3.95%	4.19%
Rate of compensation increase	3.14%	3.15%		3.32%	3.76%

	U.S. Plans			Non-U.S. Plans
Net Periodic Pension Cost	2013	2012	2011	2013	2012	2011
Discount rate	4.25%	5.25%	5.75%	4.19%	5.14%	5.26%
Expected return on plan assets	8.50%	8.50%	8.75%	5.32%	5.63%	5.75%
Rate of compensation increase	3.15%	3.15%	3.28%	3.76%	3.83%	3.81%

Pension Plans (Tables) (Pension Plans, Defined Benefit)	12 Months Ended
May 31, 2013
Pension Plans, Defined Benefit
Changes in Benefit Obligations and Plan Assets

The changes in benefit obligations and plan assets, as well as the funded status of our pension plans at May 31, 2013 and 2012, were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Benefit obligation at beginning of year	$385,013	$288,532	$175,338	$161,632
Service cost	25,950	19,906	4,337	3,731
Interest cost	16,240	15,307	7,246	8,076
Benefits paid	(16,503)	(13,467)	(8,761)	(6,337)
Participant contributions			929	1,035
Acquisitions				880
Actuarial (gains)/losses	(8,014)	74,735	9,820	20,563
Settlements/Curtailments			(3,874)
Premiums paid			(127)	(161)
Currency exchange rate changes			1,085	(14,081)

Benefit Obligation at End of Year	$402,686	$385,013	$185,993	$175,338

Fair value of plan assets at beginning of year	$198,208	$212,215	$137,318	$141,639
Actual return on plan assets	35,708	(14,309)	15,859	3,987
Employer contributions	24,547	13,769	9,422	8,363
Participant contributions			929	1,035
Benefits paid	(16,503)	(13,467)	(8,761)	(6,337)
Premiums paid			(127)	(161)
Currency exchange rate changes			416	(11,208)

Fair Value of Plan Assets at End of Year	$241,960	$198,208	$155,056	$137,318

(Deficit) of plan assets versus benefit obligations at end of year	$(160,726)	$(186,805)	$(30,937)	$(38,020)
Net Amount Recognized	$(160,726)	$(186,805)	$(30,937)	$(38,020)

Accumulated Benefit Obligation	$340,742	$324,247	$173,586	$156,663

Relationship between Plans Benefit Obligations and Assets

The following table summarizes the relationship between our plans’ benefit obligations and assets:

	U.S. Plans
	2013		2012
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligation in excess of plan assets	$402,686	$241,960	$385,013	$198,208
Plans with accumulated benefit obligation in excess of plan assets	340,742	241,960	324,247	198,208

	Non-U.S. Plans
	2013		2012
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligation in excess of plan assets	$185,993	$155,056	$174,358	$136,296
Plans with accumulated benefit obligation in excess of plan assets	94,423	70,642	83,465	62,902
Plans with assets in excess of projected benefit obligations			980	1,022
Plans with assets in excess of accumulated benefit obligations	79,163	84,414	73,198	74,416

Amounts in Accumulated Other Comprehensive Income (Loss) that have not yet been Recognized in Net Periodic Pension Cost, but will be Recognized in Consolidated Statements of Income

The following table presents the amounts in accumulated other comprehensive income (loss) as of May 31, 2013 that have not yet been recognized in net periodic pension cost, but will be recognized in our Consolidated Statements of Income during the fiscal year ending May 31, 2014:

(In thousands)	U.S. Plans	Non-U.S. Plans
Net actuarial loss	$(11,799)	$(2,493)
Prior service (costs)	$(334)	$(3)

Weighted-Average Actual and Target Allocation of Plan Assets

The following tables illustrate the weighted-average actual and target allocation of plan assets:

	U.S. Plans
	Target Allocation as of May 31, 2013	Actual Asset Allocation
(Dollars in millions)		2013	2012
Equity securities	55%	$146.2	$111.7
Fixed income securities	25%	74.1	64.4
Cash		3.9	4.5
Other	20%	17.8	17.6

Total assets	100%	$242.0	$198.2

	Non-U.S. Plans
(Dollars in millions)	Target Allocation as of May 31, 2013	Actual Asset Allocation
		2013	2012

Equity securities	42%	$81.8	$67.0
Fixed income securities	51%	46.7	43.9
Cash	1%	0.2	0.4
Property and other	6%	26.3	26.0

Total assets	100%	$155.0	$137.3

Pension Plan Assets Categorized using Fair Value Hierarchy

The following tables present our pension plan assets as categorized using the fair value hierarchy at May 31, 2013 and 2012:

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
U.S. Treasury and other government	$—	$10,288	$—	$10,288
State and municipal bonds		455		455
Foreign bonds		2,342		2,342
Mortgage-backed securities		7,332		7,332
Corporate bonds		14,550		14,550
Stocks—large cap	26,443			26,443
Stocks—mid cap	15,423			15,423
Stocks—small cap	11,451			11,451
Stocks—international	2,643			2,643
Mutual funds—equity		90,260		90,260
Mutual funds—fixed		39,080		39,080
Cash and cash equivalents	3,848			3,848
Limited partnerships			1,159	1,159
Common/collective trusts			16,686	16,686

Total	$59,808	$164,307	$17,845	$241,960

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Pooled equities	$—	$80,550	$—	$80,550
Pooled fixed income		46,428		46,428
Foreign bonds		261		261
Insurance contracts			26,313	26,313
Mutual funds		1,289		1,289
Cash and cash equivalents	215			215

Total	$215	$128,528	$26,313	$155,056

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2012
U.S. Treasury and other government	$—	$7,969	$—	$7,969
State and municipal bonds		490		490
Foreign bonds		2,279		2,279
Mortgage-backed securities		9,169		9,169
Corporate bonds		14,647		14,647
Stocks—large cap	36,196			36,196
Stocks—mid cap	19,659			19,659
Stocks—small cap	10,413			10,413
Stocks—international	6,961			6,961
Mutual funds—equity		38,475		38,475
Mutual funds—fixed		29,806		29,806
Cash and cash equivalents	4,549			4,549
Limited partnerships			1,833	1,833
Common/collective trusts			15,762	15,762

Total	$77,778	$102,835	$17,595	$198,208

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2012
Pooled equities	$—	$66,212	$—	$66,212
Pooled fixed income		43,446		43,446
Foreign bonds		433		433
Insurance contracts			25,974	25,974
Mutual funds		843		843
Cash and cash equivalents	410			410

Total	$410	$110,934	$25,974	$137,318

Activity that Occurred for Level Three Assets

The following table includes the activity that occurred during the years ended May 31, 2013 and 2012 for our Level 3 assets:

	Balance at Beginning of Period	Actual Return on Plan Assets For:		Settlements (1)	Transfers In/Out of Level 3	Balance at End of Period
(In thousands)		Assets Still Held at Reporting Date	Assets Sold During Year
Year ended May 31, 2013	$43,569	1,283	924	1,113	(2,731)	$44,158
Year ended May 31, 2012	48,716	231	(619)	(3,998)	(761)	43,569

(1)	Includes the impact of exchange rate changes during the year.

Contingencies and Other Accrued Losses (Tables)	12 Months Ended
May 31, 2013
Accrued Loss Reserves

Accrued loss reserves consist of the following:

May 31,	2013	2012
(In thousands)
Accrued product liability reserves	$15,582	$11,736
Accrued warranty reserves	8,591	13,564
Accrued environmental reserves	3,418	3,580

Total accrued loss reserves—Current	$27,591	$28,880

Accrued product liability reserves—noncurrent	$29,489	$28,592
Accrued warranty liability—noncurrent	739	1,187
Accrued environmental reserves—noncurrent	3,274	3,952

Total accrued loss reserves—Noncurrent	$33,502	$33,731

Changes in Accrued Warranty Balances

The following table includes the changes in our accrued warranty balances:

Year Ended May 31,	2013	2012	2011
(In thousands)
Beginning Balance	$14,751	$17,196	$17,602
Deductions (1)	(20,115)	(18,143)	(20,335)
Provision charged to SG&A expense	14,260	15,513	19,899
Acquisitions	434	185	30

Ending Balance	$9,330	$14,751	$17,196

(1)	Primarily claims paid during the year.

Segment Information (Tables)	12 Months Ended
May 31, 2013
Reportable Segments Information

The following tables reflect the results of our reportable segments consistent with our management philosophy, and represent the information we utilize, in conjunction with various strategic, operational and other financial performance criteria, in evaluating the performance of our portfolio of businesses.

Year Ended May 31,	2013	2012	2011
(In thousands)
Net Sales
Industrial	$2,635,976	$2,535,238	$2,259,809
Consumer	1,442,679	1,242,178	1,122,032

Total	$4,078,655	$3,777,416	$3,381,841

Income (Loss) Before Income Taxes
Industrial
Income Before Income Taxes (a)	$164,578	$278,676	$232,544
Interest (Expense), Net (b)	(10,318)	(3,770)	(3,304)

EBIT (c)	$174,896	$282,446	$235,848

Consumer
Income Before Income Taxes (a)	$190,611	$160,099	$146,035
Interest (Expense), Net (b)	(10)	18	63

EBIT (c)	$190,621	$160,081	$145,972

Corporate/Other
(Expense) Before Income Taxes (a)	$(178,298)	$(110,486)	$(83,526)
Interest (Expense), Net (b)	(63,340)	(64,107)	(46,504)

EBIT (c)	$(114,958)	$(46,379)	$(37,022)

Consolidated
Income Before Income Taxes (a)	$176,891	$328,289	$295,053
Interest (Expense), Net (b)	(73,668)	(67,859)	(49,745)

EBIT (c)	$250,559	$396,148	$344,798

Identifiable Assets
Industrial	$2,458,543	$2,195,702	$1,992,143
Consumer	1,584,160	1,184,609	1,195,849
Corporate/Other	72,823	181,502	327,037

Total	$4,115,526	$3,561,813	$3,515,029

Capital Expenditures
Industrial	$50,025	$47,529	$29,687
Consumer	35,081	17,156	9,665
Corporate/Other	6,261	6,930	474

Total	$91,367	$71,615	$39,826

Depreciation and Amortization
Industrial	$53,549	$48,701	$46,352
Consumer	28,624	23,656	24,954
Corporate/Other	1,571	1,341	1,447

Total	$83,744	$73,698	$72,753

(a)	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.
(b)	Interest (expense), net includes the combination of interest expense and investment expense (income), net.
(c)

EBIT is defined as earnings (loss) before interest and taxes. We evaluate the profit performance of our segments based on income before income taxes, but also look to EBIT as a performance evaluation measure because interest expense is essentially related to corporate acquisitions, as opposed to segment operations. For that reason, we believe EBIT is also useful to investors as a metric in their investment decisions. EBIT should not be considered an alternative to, or more meaningful than, operating income as determined in accordance with GAAP, since EBIT omits the impact of interest and taxes in determining operating performance, which represent items necessary to our continued operations, given our level of indebtedness and ongoing tax obligations. Nonetheless, EBIT is a key measure expected by and useful to our fixed income investors, rating agencies and the banking community, all of whom believe, and we concur, that this measure is critical to the capital markets’ analysis of our segments’ core operating performance. We also evaluate EBIT because it is clear that movements in EBIT impact our ability to attract financing. Our underwriters and bankers consistently require inclusion of this measure in offering memoranda in conjunction with any debt underwriting or bank financing. EBIT may not be indicative of our historical operating results, nor is it meant to be predictive of potential future results.

Net Sales and Long Lived Assets by Regions

Year Ended May 31,	2013	2012	2011
(In thousands)
Net Sales (based on shipping location) (a)
United States	$2,404,835	$2,219,680	$1,983,238

Foreign
Canada	350,579	346,238	330,613
Europe	908,139	919,124	812,735
Other Foreign	415,102	292,374	255,255

Total Foreign	1,673,820	1,557,736	1,398,603

Total	$4,078,655	$3,777,416	$3,381,841

Long-Lived Assets (b)
United States	$1,311,640	$1,124,403	$965,235

Foreign
Canada	126,172	128,392	137,380
Europe	340,592	315,228	287,874
United Kingdom	237,124	192,155	209,217
Other Foreign	213,726	64,316	47,353

Total Foreign	917,614	700,091	681,824

Total	$2,229,254	$1,824,494	$1,647,059

(a)	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
(b)	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.

Quarterly Information (Unaudited) (Tables)	12 Months Ended
May 31, 2013
Quarterly Result of Operations

The following is a summary of the quarterly results of operations for the years ended May 31, 2013 and 2012:

	For Quarter Ended
(In thousands, except per share amounts)	August 31 (a)	November 30 (b)	February 28 (c)	May 31 (d)
2013
Net Sales	$1,046,714	$1,017,426	$843,736	$1,170,779
Gross Profit	$433,880	$425,001	$343,564	$500,274
Net Income (Loss) Attributable to
RPM International Inc. Stockholders	$33,913	$41,668	$(42,356)	$65,378
Basic Earnings (Loss) Per Share	$0.26	$0.32	$(0.33)	$0.49
Diluted Earnings (Loss) Per Share	$0.26	$0.31	$(0.33)	$0.49

Dividends Per Share	$0.215	$0.225	$0.225	$0.225

(In thousands, except per share amounts)	August 31	November 30	February 29	May 31
2012
Net Sales	$985,918	$916,085	$773,643	$1,101,770
Gross Profit	$409,626	$369,021	$303,200	$460,416
Net Income Attributable to
RPM International Inc. Stockholders	$76,811	$49,931	$6,625	$82,569
Basic Earnings Per Share	$0.59	$0.38	$0.05	$0.63
Diluted Earnings Per Share	$0.59	$0.38	$0.05	$0.63

Dividends Per Share	$0.210	$0.215	$0.215	$0.215

(a)	For the quarter ended August 31, 2012, net sales and gross profit were reduced by $2.9 million and $5.4 million, respectively, for revised cost estimates on unprofitable contracts related to our industrial segment, and $5.6 million in exit costs associated with those activities that impacted pretax income. Additionally, we wrote down an investment in Kemrock totaling $40.3 million and recognized $5.0 million in bad debt from our loan to Kemrock. The combined impact on net income and earnings per share was $50.9 million and $0.38 per share, respectively.
(b)	For the quarter ended November 30, 2012, we wrote down our remaining investment in Kemrock, which impacted net income and earnings per share by $10.8 million and $0.09 per share, respectively.
(c)	For the quarter ended February 28, 2013, we accrued a loss of $68.8 million for a proposed settlement between our Building Solutions Group and the General Services Administration (“GSA”). Additionally, net income was impacted by $1.6 million for the impact of a strategic repositioning of certain industrial segment operations in Brazil. The combined impact of these items on net income and earnings per share for the third quarter was $51.0 million and $0.40 per share, respectively.
(d)	For the quarter ended May 31, 2013, we recorded $23.9 million in restructuring expense, including $3.9 million in inventory markdowns. We also recorded bad debt for the remaining amount of our loan to Kemrock totaling $4.0 million and wrote off our remaining investment in Kemrock common stock and in Kemrock convertible debt for a combined loss of $18.5 million. Additionally, we reduced our estimated accrual for our agreement in principle with the GSA by $3.7 million. The combined impact of these items on net income and earnings per share for the fourth quarter was $30.0 million and $0.23 per share, respectively.

Quarterly earnings per share may not total to the yearly earnings per share due to the weighted-average number of shares outstanding in each quarter.

Valuation and Qualifying Accounts and Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013		May 31, 2012		May 31, 2011
Allowance for Doubtful Accounts, Current
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 26,507		$ 27,597		$ 20,525
Additions Charged to Selling, General and Administrative	9,799		5,811		10,916
(Deductions) Additions	(7,402)	[1]	(6,901)	[1]	(3,844)	[1]
Balance at End of Period	28,904		26,507		27,597
Accrued Product Liability Reserves
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	11,736		12,973		47,811
Additions Charged to Selling, General and Administrative	5,499		6,221		(1,430)
Acquisitions (Disposals) of Businesses and Reclassifications			(699)	[2]	(27,493)
(Deductions) Additions	(1,653)	[3]	(6,759)	[3]	(5,915)	[3]
Balance at End of Period	15,582		11,736		12,973
Accrued Loss Reserves
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	3,580		4,357		3,084
Additions Charged to Selling, General and Administrative	195		(310)		2,504
Acquisitions (Disposals) of Businesses and Reclassifications	227		1,316
(Deductions) Additions	(584)	[3]	(1,783)	[3]	(1,231)	[3]
Balance at End of Period	3,418		3,580		4,357
Accrued warranty reserves
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	25,206		27,873		4,331
Additions Charged to Selling, General and Administrative	7,653		178		(57)
Acquisitions (Disposals) of Businesses and Reclassifications	(3)		(2,687)	[2]	24,968
(Deductions) Additions	(3,370)	[3]	(158)	[3]	(1,369)	[3]
Balance at End of Period	29,489		25,206		27,873
Environmental Reserves
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	3,952		4,693		4,408
Additions Charged to Selling, General and Administrative	(60)		(631)		115
Acquisitions (Disposals) of Businesses and Reclassifications	(227)
(Deductions) Additions	(391)	[3]	(110)	[3]	170	[3]
Balance at End of Period	$ 3,274		$ 3,952		$ 4,693

[1]	Uncollectible accounts written off, net of recoveries
[2]	Primarily transfers between current and noncurrent
[3]	Primarily claims paid during the year, net of insurance contributions

Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended				6 Months Ended	12 Months Ended							12 Months Ended			3 Months Ended		12 Months Ended			12 Months Ended	1 Months Ended			12 Months Ended
	May 31, 2013 USD ($)	Nov. 30, 2012 USD ($)	Aug. 31, 2012 USD ($)	May 31, 2010 USD ($)	Nov. 30, 2012 USD ($)	May 31, 2013 USD ($) Entity Segment	May 31, 2012 USD ($) Entity	May 31, 2011 USD ($)	May 31, 2013 INR	Nov. 30, 2012 INR	Aug. 08, 2012	May 31, 2012 INR	May 31, 2013 Third Party USD ($)	May 31, 2012 Third Party USD ($)	May 31, 2011 Third Party USD ($)	May 31, 2013 Kemrock Industries and Exports Limited USD ($)	Aug. 31, 2012 Kemrock Industries and Exports Limited USD ($)	May 31, 2013 Kemrock Industries and Exports Limited USD ($)	May 31, 2012 Kemrock Industries and Exports Limited USD ($)	May 31, 2011 Kemrock Industries and Exports Limited USD ($)	May 31, 2012 Kemrock global depository receipts USD ($)	Jun. 26, 2013 Subsequent Event Minimum USD ($)	Jun. 26, 2013 Subsequent Event Maximum USD ($)	Apr. 30, 2012 Conversion option, Kemrock 5.5% bonds USD ($)	May 31, 2013 Conversion option, Kemrock 5.5% bonds USD ($)	May 31, 2012 Conversion option, Kemrock 5.5% bonds USD ($)	May 31, 2013 Conversion option, Kemrock 5.5% bonds Kemrock Industries and Exports Limited USD ($)	May 31, 2012 Industrial Reportable Segment Segment	May 31, 2013 Consumer Reportable Segment Segment	May 31, 2012 Consumer Reportable Segment Segment
Significant Of Accounting Policies [Line Items]
Advances to affiliate																			$ 15,000,000
Agreement expiration period																			Sep 15, 2012
Acquisition of equity method investment, shares																			870,000	3,200,000	693,072
Purchase of global depository receipt, value																					7,200,000
Equity method investment, carrying value																0		0	42,200,000	24,200,000	42,200,000
Investment in affiliate																								22,700,000		22,700,000
Investment in affiliate, interest rate																								5.50%		5.50%
Debt securities, conversion date, earliest date																								Jun 4, 2012		Jun 4, 2012
Debt securities, conversion date, latest date																								Jun 12, 2017		Jun 12, 2017
Kemrock common stock market value per share									43.85	56.7		531
Kemrock common stock price declining percentage											40.00%
Impairment loss on equity method investment		10,100,000	32,100,000
Loss on Kemrock conversion option		800,000	8,200,000		9,000,000	(9,030,000)
Proceeds from affiliate																		6,000,000
Loans deemed uncollectible, recorded as loss																4,000,000	5,000,000	9,000,000
Impairment of investments	18,500,000		40,300,000			51,092,000																			13,700,000		13,700,000
Number of appeal bonds satisfied												1
Carrying value of retained interest in SPHC				0
Net loss from deconsolidation of business				(7,900,000)
Number of business acquisition						6	6
Number of reportable segments						2																						4	2	2
Shipping costs													125,600,000	112,000,000	103,000,000
Bad debt expense	4,000,000		5,000,000			18,800,000	5,800,000	10,900,000
Advertising cost						43,200,000	34,100,000	33,300,000
Research and development cost						49,300,000	45,400,000	40,900,000
Equity method investment, ownership percentage																			23.00%	18.00%
Impairment loss on equity method investment						(44,671,000)	8,079,000	1,148,000										(55,900,000)
Impact of adjustment for accumulated foreign currency translation	(6,100,000)					(6,100,000)
Foreign subsidiary undistributed earnings	1,100,000,000					1,100,000,000
Incremental Canadian income tax expense to be recognized in next fiscal year																						$ 10,000,000	$ 14,000,000

Assets Acquired and Liabilities Assumed on Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013		May 31, 2012
Acquisitions
Current assets	$ 67,397		$ 84,693
Property, plant and equipment	46,306		30,096
Goodwill	260,789		55,177
Tradenames-indefinite lives	38,448		26,986
Other intangible assets	103,593		43,062
Other long-term assets	8,171		3,066
Total Assets Acquired	524,704		243,080
Liabilities assumed	(120,372)		(64,743)
Net Assets Acquired	$ 404,332	[1]	$ 178,337	[2]
Weighted-average other intangible asset amortization life (in years)	9 years		14 years

[1]	Figure includes cash acquired of $6.9 million.
[2]	Figure includes cash acquired of $12.3 million.

Assets Acquired and Liabilities Assumed on Acquisition (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	May 31, 2012
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Business acquisition cash acquired	$ 6.9	$ 12.3

Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 1,128,123	$ 1,050,965
Less: allowance for depreciation and amortization	635,760	632,133
Property, plant and equipment, net	492,363	418,832
Land
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	45,281	36,767
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	311,869	291,026
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 770,973	$ 723,172

Useful Lives (Detail)	12 Months Ended
May 31, 2013
Minimum | Land Improvements
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and equipment useful life	3 years
Minimum | Building and Building Improvements
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and equipment useful life	3 years
Minimum | Machinery and Equipment
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and equipment useful life	1 year
Maximum | Land Improvements
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and equipment useful life	30 years
Maximum | Building and Building Improvements
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and equipment useful life	50 years
Maximum | Machinery and Equipment
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and equipment useful life	30 years

Major Class of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Schedule of Inventory [Line Items]
Raw material and supplies	$ 185,590	$ 160,869
Finished goods	363,090	329,109
Total Inventory	$ 548,680	$ 489,978

Investment (Income) Expense, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Component of Other Income, Nonoperating [Line Items]
Interest (income)	$ (6,814)	$ (5,031)	$ (5,058)
Loss (gain) on sale of marketable securities	(11,664)	862	(9,675)
Other-than-temporary impairment on securities	14,279	1,604	693
Dividend (income)	(1,979)	(1,621)	(1,642)
Investment (income), net	$ (6,178)	$ (4,186)	$ (15,682)

Other Expense (Income), Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 30, 2012	Aug. 31, 2012	Nov. 30, 2012	May 31, 2013	May 31, 2012	May 31, 2011
Component of Other Income, Nonoperating [Line Items]
Royalty (income), net				$ (2,069)	$ (1,520)	$ (1,249)
Loss on Brazil operational repositioning				6,087
Loss on Kemrock conversion option	(800)	(8,200)	(9,000)	9,030
(Income) loss related to unconsolidated equity affiliates				44,671	(8,079)	(1,148)
Other expense (income), net				$ 57,719	$ (9,599)	$ (2,397)

Restructuring - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended	3 Months Ended	1 Months Ended
	May 31, 2013	May 31, 2013	May 31, 2013 2013 Plan	May 31, 2013 Consumer Segment 2013 Plan Facility Position	May 31, 2013 Consumer Segment 2013 Plan Employee Severance	May 31, 2013 Consumer Segment 2013 Plan Facility Closing	May 31, 2013 Industrial Reportable Segment 2013 Plan	May 31, 2013 Industrial Reportable Segment 2013 Plan Employee Severance Position
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 23,900,000	$ 20,072,000	$ 12,700,000	$ 15,600,000	$ 8,200,000	$ 7,400,000	$ 4,500,000
Number of position eliminated				133
Number of shutdown manufacturing facilities				2
Inventory markdowns	3,900,000		3,900,000	3,900,000
Expected number of positions to be eliminated								34
Building and equipment write-downs			$ 3,500,000

Change in Carrying Amount of Goodwill By Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012
Goodwill [Line Items]
Goodwill beginning balance	$ 849,346	$ 831,489
Acquisitions	260,789	55,177
Translation adjustments	3,696	(37,320)
Goodwill ending balance	1,113,831	849,346
Industrial Reportable Segment
Goodwill [Line Items]
Goodwill beginning balance	465,891	445,756
Acquisitions	98,718	50,233
Translation adjustments	209	(30,098)
Goodwill ending balance	564,818	465,891
Consumer Segment
Goodwill [Line Items]
Goodwill beginning balance	383,455	385,733
Acquisitions	162,071	4,944
Translation adjustments	3,487	(7,222)
Goodwill ending balance	$ 549,013	$ 383,455

Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Intangible Assets And Goodwill [Line Items]
Intangible assets accumulated impairment	$ 14.9	$ 14.9
Intangible asset amortization expense	27.7	21.4	20
Future amortization expense of intangible asset in 2014	25.4
Future amortization expense of intangible asset in 2015	24.5
Future amortization expense of intangible asset in 2016	23.5
Future amortization expense of intangible asset in 2017	22.8
Future amortization expense of intangible asset in 2018	$ 21.2

Other Intangible Assets Major Classes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012
Intangible Assets by Major Class [Line Items]
Total Other Intangible Assets gross carrying amount	679,273	538,368
Amortized intangible assets, gross carrying amount	491,834	389,437
Amortized intangible assets, accumulated amortization	219,660	192,748
Amortized intangible assets, net other intangible assets	272,174	196,689
Total Other Intangible Assets, net	459,613	345,620
Formulae
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	216,418	174,190
Amortized intangible assets, accumulated amortization	113,315	103,414
Amortized intangible assets, net other intangible assets	103,103	70,776
Formulae | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	3 years	3 years
Formulae | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	33 years	33 years
Customer Related Intangible Assets
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	196,376	139,824
Amortized intangible assets, accumulated amortization	66,077	52,616
Amortized intangible assets, net other intangible assets	130,299	87,208
Customer Related Intangible Assets | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	3 years	3 years
Customer Related Intangible Assets | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	33 years	33 years
Tradenames and Trademarks
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	30,223	26,050
Amortized intangible assets, accumulated amortization	13,222	11,192
Amortized intangible assets, net other intangible assets	17,001	14,858
Indefinite-lived intangible assets, net other intangible assets	187,439	148,931
Tradenames and Trademarks | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	2 years	4 years
Tradenames and Trademarks | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	40 years	40 years
Other Intangible Assets
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	48,817	49,373
Amortized intangible assets, accumulated amortization	27,046	25,526
Amortized intangible assets, net other intangible assets	21,771	23,847
Other Intangible Assets | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	1 year	1 year
Other Intangible Assets | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	40 years	40 years

Summary of Marketable Securities by Asset Type (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	$ 105,483	$ 117,732
Available-for-Sale Securities, Gross Unrealized Gains	8,644	5,475
Available-for-Sale Securities, Gross Unrealized Losses	(1,034)	(3,078)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	113,093	120,129
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	83,094	82,131
Available-for-Sale Securities, Gross Unrealized Gains	8,089	4,490
Available-for-Sale Securities, Gross Unrealized Losses	(891)	(3,059)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	90,292	83,562
Equity securities | Stocks | Foreign
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	1,090	1,016
Available-for-Sale Securities, Gross Unrealized Gains	244	79
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	1,334	1,095
Equity securities | Stocks | Domestic
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	24,492	24,380
Available-for-Sale Securities, Gross Unrealized Gains	5,265	2,776
Available-for-Sale Securities, Gross Unrealized Losses	(392)	(1,046)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	29,365	26,110
Equity securities | Mutual funds | Foreign
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	18,328	17,489
Available-for-Sale Securities, Gross Unrealized Gains	1,901	521
Available-for-Sale Securities, Gross Unrealized Losses	(7)	(936)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	20,222	17,074
Equity securities | Mutual funds | Domestic
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	39,184	39,246
Available-for-Sale Securities, Gross Unrealized Gains	679	1,114
Available-for-Sale Securities, Gross Unrealized Losses	(492)	(1,077)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	39,371	39,283
Fixed securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	22,389	35,601
Available-for-Sale Securities, Gross Unrealized Gains	555	985
Available-for-Sale Securities, Gross Unrealized Losses	(143)	(19)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	22,801	36,567
Fixed securities | U.S. Treasury and other government
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	20,528	19,347
Available-for-Sale Securities, Gross Unrealized Gains	247	530
Available-for-Sale Securities, Gross Unrealized Losses	(139)	(12)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	20,636	19,865
Fixed securities | Kemrock convertible bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost		13,670
Available-for-Sale Securities, Fair Value (Net Carrying Amount)		13,670
Fixed securities | Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	1,724	2,305
Available-for-Sale Securities, Gross Unrealized Gains	244	349
Available-for-Sale Securities, Gross Unrealized Losses		(5)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	1,968	2,649
Fixed securities | Foreign bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	37	38
Available-for-Sale Securities, Gross Unrealized Gains	4	1
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	41	39
Fixed securities | Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	100	241
Available-for-Sale Securities, Gross Unrealized Gains	60	105
Available-for-Sale Securities, Gross Unrealized Losses	(4)	(2)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	$ 156	$ 344

Marketable Securities - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	May 31, 2013	Aug. 31, 2012	May 31, 2013	May 31, 2012	Apr. 30, 2012 Conversion option, Kemrock 5.5% bonds	May 31, 2013 Conversion option, Kemrock 5.5% bonds	May 31, 2012 Conversion option, Kemrock 5.5% bonds	May 31, 2013 Maximum
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, current	$ 49,100,000		$ 49,100,000	$ 30,500,000
Available-for-sale securities, long-term	64,000,000		64,000,000	89,600,000
Reclassification of other current assets into long term assets				76,000,000
Investment in affiliate					22,700,000		22,700,000
Investment in affiliate, interest rate					5.50%		5.50%
Debt securities, conversion date, earliest date					Jun 4, 2012		Jun 4, 2012
Debt securities, conversion date, latest date					Jun 12, 2017		Jun 12, 2017
Impairment of investments	18,500,000	40,300,000	51,092,000			13,700,000
Gross gains realized on sales of investments			12,300,000	4,100,000
Gross losses realized on sales of investments			600,000	5,000,000
Losses recognized for securities deemed to have other-than-temporary impairments			$ 14,300,000	$ 1,600,000
Investments with unrealized loss, percentage of fair values less than original cost								15.00%

Summary of Securities in Unrealized Loss Position and Included in Accumulated Other Comprehensive Income, Aggregated by Length of Time Investments (Detail) (USD $)
In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Total investments with unrealized losses, fair value	$ 36,582	$ 43,772
Unrealized losses with a loss position for less than 12 months, fair value	36,327	42,114
Unrealized losses with a loss position for more than 12 months, fair value	255	1,658
Total investments with unrealized losses, gross unrealized losses	(1,034)	(3,078)
Unrealized losses with a loss position for less than 12 months, gross unrealized losses	(956)	(2,596)
Unrealized losses with a loss position for more than 12 months, gross unrealized losses	$ (78)	$ (482)

Net Carrying Values of Debt Securities by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Available-for-Sale Securities, amortized cost
Less than one year, amortized cost	$ 3,219
One year through five years, amortized cost	13,824
Six years through ten years, amortized cost	3,579
After ten years, amortized cost	1,767
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Total	22,389
Available-for-Sale Securities, fair value
Less than one year, fair value	3,240
One year through five years, fair value	13,988
Six years through ten years, fair value	3,602
After ten years, fair value	1,971
Marketable debt securities, carrying value	$ 22,801	$ 36,567

Assets and Liabilities Measured at Fair Value on Recurring Basis and Categorized using Fair Value Hierarchy (Detail) (Fair Value, Measurements, Recurring, USD $)
In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	$ (64,500)
Assets (liabilities) at fair value	33,794	125,645
U.S. Treasury and other government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	20,636	19,865
Foreign bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	41	39
Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	156	344
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	1,968	2,649
Stocks | Foreign
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	1,334	1,095
Stocks | Domestic
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	29,365	26,110
Mutual funds | Foreign
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	20,222	17,074
Mutual funds | Domestic
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	39,371	39,283
Foreign currency forward contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts, fair value of liability	(4,751)	(1,356)
Cross-currency swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts, fair value of liability	(10,048)	(2,159)
Conversion option, Kemrock 5.5% bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		9,031
Investment in Kemrock convertible debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		13,670
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets (liabilities) at fair value	30,699	27,205
Quoted Prices in Active Markets for Identical Assets (Level 1) | Stocks | Foreign
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	1,334	1,095
Quoted Prices in Active Markets for Identical Assets (Level 1) | Stocks | Domestic
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	29,365	26,110
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets (liabilities) at fair value	67,595	89,409
Significant Other Observable Inputs (Level 2) | U.S. Treasury and other government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	20,636	19,865
Significant Other Observable Inputs (Level 2) | Foreign bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	41	39
Significant Other Observable Inputs (Level 2) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	156	344
Significant Other Observable Inputs (Level 2) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	1,968	2,649
Significant Other Observable Inputs (Level 2) | Mutual funds | Foreign
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	20,222	17,074
Significant Other Observable Inputs (Level 2) | Mutual funds | Domestic
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	39,371	39,283
Significant Other Observable Inputs (Level 2) | Foreign currency forward contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts, fair value of liability	(4,751)	(1,356)
Significant Other Observable Inputs (Level 2) | Cross-currency swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts, fair value of liability	(10,048)	(2,159)
Significant Other Observable Inputs (Level 2) | Investment in Kemrock convertible debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		13,670
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	(64,500)
Assets (liabilities) at fair value	(64,500)	9,031
Significant Unobservable Inputs (Level 3) | Conversion option, Kemrock 5.5% bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		$ 9,031

Assets and Liabilities Measured at Fair Value on Recurring Basis and Categorized using Fair Value Hierarchy (Parenthetical) (Detail) (Conversion option, Kemrock 5.5% bonds)	1 Months Ended	12 Months Ended
	Apr. 30, 2012	May 31, 2012
Conversion option, Kemrock 5.5% bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in affiliate, interest rate	5.50%	5.50%

Fair Value Measurements - Additional Information (Detail)	3 Months Ended			6 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended
	May 31, 2013 USD ($)	Nov. 30, 2012 USD ($)	Aug. 31, 2012 USD ($)	Nov. 30, 2012 USD ($)	May 31, 2013 USD ($)	May 31, 2013 EUR (€)	May 31, 2013 INR	Nov. 30, 2012 INR	May 31, 2012 INR	Apr. 30, 2012 Conversion option, Kemrock 5.5% bonds	May 31, 2013 Conversion option, Kemrock 5.5% bonds USD ($)	May 31, 2012 Conversion option, Kemrock 5.5% bonds	May 31, 2013 Unsecured Senior Notes	May 31, 2013 Fair Value, Measurements, Recurring Cross-currency swap USD ($)	May 31, 2012 Fair Value, Measurements, Recurring Cross-currency swap USD ($)	May 31, 2013 Fair Value, Measurements, Recurring Foreign currency forward contract USD ($)	May 31, 2012 Fair Value, Measurements, Recurring Foreign currency forward contract USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts, fair value of liability														$ 10,048,000	$ 2,159,000	$ 4,751,000	$ 1,356,000
Debt, interest rate													6.70%
Debt, due date													Nov 1, 2015
Effective euro fixed-rate borrowing	5.31%				5.31%
Notional principal amount of cross-currency swap	150,000,000				150,000,000	125,000,000
Loss on Kemrock conversion option		800,000	8,200,000	9,000,000	(9,030,000)
Investment in affiliate, interest rate										5.50%		5.50%
Kemrock common stock market value per share							43.85	56.7	531
Impairment of investments	$ 18,500,000		$ 40,300,000		$ 51,092,000						$ 13,700,000

Fair Value and Carrying Value of Financial Instruments and Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, carrying value	$ 343,554	$ 315,968	$ 435,011	$ 215,355
Marketable equity securities, carrying value	90,292	83,562
Marketable debt securities, carrying value	22,801	36,567
Long-term debt, including current portion, carrying value	1,373,697	1,115,536
Cash and cash equivalents, fair value	343,554	315,968
Marketable securities, fair value	113,093	120,129
Long-term debt, including current portion, fair value	1,501,850	1,232,180
Equity securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities, fair value	90,292	83,562
Fixed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities, fair value	$ 22,801	$ 36,567

Description of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013		May 31, 2012		May 27, 2011	Oct. 09, 2009
Debt Instrument [Line Items]
Debt	$ 1,373,697		$ 1,115,536
Less: current portion	4,521		2,584
Total Long-Term Debt, Less Current Maturities	1,369,176		1,112,952
Unsecured 6.25% senior notes due December 15, 2013
Debt Instrument [Line Items]
Debt	200,000		200,000
Unsecured 6.70% senior notes due November 1, 2015
Debt Instrument [Line Items]
Debt	150,000	[1]	150,000	[1]
Unsecured 6.50% senior notes due February 14, 2018
Debt Instrument [Line Items]
Debt	248,259	[2]	247,890	[2]
Unsecured 6.125% senior note due October 15, 2019
Debt Instrument [Line Items]
Debt	459,457	[3]	460,688	[3]	150,000	300,000
Unsecured 3.45% senior notes due November 15, 2022
Debt Instrument [Line Items]
Debt	300,000
Revolving Credit Facilities
Debt Instrument [Line Items]
Debt	7,701	[4]	48,797	[4]
Other Borrowings
Debt Instrument [Line Items]
Other obligations, including capital leases and unsecured notes payable at various rates of interest due in installments through 2017.	$ 8,280		$ 8,161

[1]	We entered into a cross-currency swap, which fixed the interest and principal payments in euros, resulting in an effective fixed-rate borrowing of 5.31%.
[2]	The $250.0 million aggregate principal amount of the notes due 2018 is adjusted for the amortization of the original issue discount, which approximated $1.7 million and $2.1 million at May 31, 2013 and 2012, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 6.704% for both years presented.
[3]	Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes. The $300.0 million aggregate principal amount of the notes due 2019 from the initial issuance is adjusted for the amortization of the original issue discount, which approximated $0.2 million at May 31, 2013 and 2012. The original issue discount effectively reduced the ultimate proceeds from the October 2009 financing. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%. The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $9.7 million and $11.0 million at May 31, 2013 and 2012, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%.
[4]	Interest was tied to AUD LIBOR at May 31, 2013, and averaged 4.16% for AUD denominated debt. Interest was tied to euro LIBOR and prime rate at May 31, 2012, and averaged 1.99% and 5.65%, respectively, for euro denominated debt.

Description of Long-Term Debt (Parenthetical) (Detail) (USD $)	May 31, 2013	Jun. 29, 2012	May 31, 2012	May 31, 2013 Unsecured 6.25% senior notes due December 15, 2013	May 31, 2012 Unsecured 6.25% senior notes due December 15, 2013	May 31, 2013 Unsecured 6.70% senior notes due November 1, 2015		May 31, 2012 Unsecured 6.70% senior notes due November 1, 2015		May 31, 2013 Unsecured 6.50% senior notes due February 14, 2018		May 31, 2012 Unsecured 6.50% senior notes due February 14, 2018		Oct. 09, 2009 Unsecured 6.125% senior note due October 15, 2019	May 31, 2013 Unsecured 6.125% senior note due October 15, 2019		May 31, 2012 Unsecured 6.125% senior note due October 15, 2019		May 27, 2011 Unsecured 6.125% senior note due October 15, 2019	May 31, 2013 Unsecured 3.45% senior notes due November 15, 2022	May 31, 2012 Unsecured 3.45% senior notes due November 15, 2022	May 31, 2013 Revolving Credit Facilities		May 31, 2012 Revolving Credit Facilities		May 31, 2013 Other Borrowings	May 31, 2012 Other Borrowings	May 31, 2012 Euro LIBOR Revolving Credit Facilities	May 31, 2013 AUD LIBOR Revolving Credit Facilities	May 31, 2012 Prime Rate Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility borrowing capacity		$ 600,000,000																				$ 600,000,000	[1]	$ 600,000,000	[1]
Debt, interest rate				6.25%	6.25%	6.70%	[2]	6.70%	[2]	6.50%	[3]	6.50%	[3]	6.13%	6.13%	[4]	6.13%	[4]		3.45%	3.45%
Debt, due date				Dec 15, 2013	Dec 15, 2013	Nov 1, 2015	[2]	Nov 1, 2015	[2]	Feb 14, 2018	[3]	Feb 14, 2018	[3]	Oct 15, 2019	Oct 15, 2019	[4]	Oct 15, 2019	[4]		Nov 15, 2022	Nov 15, 2022	Jun 29, 2017	[1]	Jun 29, 2017	[1]
Debt, maturity year																										2017	2017
Effective euro fixed-rate borrowing	5.31%					5.31%
Debt										250,000,000
Debt instrument, effective interest rate										6.70%		6.70%		6.14%					4.93%
Amortization of debt discount premium										1,700,000		2,100,000			200,000		200,000
Debt	1,373,697,000		1,115,536,000	200,000,000	200,000,000	150,000,000	[2]	150,000,000	[2]	248,259,000	[3]	247,890,000	[3]	300,000,000	459,457,000	[4]	460,688,000	[4]	150,000,000	300,000,000		7,701,000	[1]	48,797,000	[1]
Unamortization of debt premium															$ 9,700,000		$ 11,000,000
Average interest rate																												1.99%	4.16%	5.65%

[1]	Interest was tied to AUD LIBOR at May 31, 2013, and averaged 4.16% for AUD denominated debt. Interest was tied to euro LIBOR and prime rate at May 31, 2012, and averaged 1.99% and 5.65%, respectively, for euro denominated debt.
[2]	We entered into a cross-currency swap, which fixed the interest and principal payments in euros, resulting in an effective fixed-rate borrowing of 5.31%.
[3]	The $250.0 million aggregate principal amount of the notes due 2018 is adjusted for the amortization of the original issue discount, which approximated $1.7 million and $2.1 million at May 31, 2013 and 2012, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 6.704% for both years presented.
[4]	Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes. The $300.0 million aggregate principal amount of the notes due 2019 from the initial issuance is adjusted for the amortization of the original issue discount, which approximated $0.2 million at May 31, 2013 and 2012. The original issue discount effectively reduced the ultimate proceeds from the October 2009 financing. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%. The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $9.7 million and $11.0 million at May 31, 2013 and 2012, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%.

Borrowings - Additional Information (Detail) (USD $)	1 Months Ended						1 Months Ended	12 Months Ended					12 Months Ended				1 Months Ended			12 Months Ended
	Jun. 29, 2012	May 31, 2013	May 31, 2012	Jun. 29, 2012 Swingline Loans	Oct. 23, 2012 3.45% Notes due 2022	Oct. 23, 2012 Revolving Credit Facility	Oct. 09, 2009 Unsecured 6.125% senior note due October 15, 2019	May 31, 2013 Unsecured 6.125% senior note due October 15, 2019		May 31, 2012 Unsecured 6.125% senior note due October 15, 2019		May 27, 2011 Unsecured 6.125% senior note due October 15, 2019	May 31, 2011 Accounts Receivable Securitization Facility	Oct. 09, 2009 Accounts Receivable Securitization Facility	May 31, 2011 Accounts Receivable Securitization Facility Maximum	May 31, 2011 Accounts Receivable Securitization Facility Minimum	May 27, 2011 General Purpose Enhancements	Jun. 29, 2012 Issuance of Debt Maximum	Jun. 29, 2012 Issuance of Debt Minimum	May 31, 2013 Revolving Credit Facilities		May 31, 2012 Revolving Credit Facilities		May 31, 2013 Unsecured 6.70% senior notes due November 1, 2015		May 31, 2012 Unsecured 6.70% senior notes due November 1, 2015		May 31, 2013 Unsecured 6.25% senior notes due December 15, 2013	May 31, 2012 Unsecured 6.25% senior notes due December 15, 2013
Debt Disclosure [Line Items]
Maturities of long-term debt in 2014		$ 204,500,000
Maturities of long-term debt in 2015		1,300,000
Maturities of long-term debt in 2016		150,900,000
Maturities of long-term debt in 2017		500,000
Maturities of long-term debt in 2018		256,200,000
Maturities of long-term debt thereafter		760,400,000
Credit facility borrowing capacity		742,300,000																		592,000,000
Liquidity available		1,100,000,000
Consolidated indebtedness		53.40%	48.50%										60.00%					60.00%
Debt		1,373,697,000	1,115,536,000		300,000,000		300,000,000	459,457,000	[1]	460,688,000	[1]	150,000,000								7,701,000	[2]	48,797,000	[2]	150,000,000	[3]	150,000,000	[3]	200,000,000	200,000,000
Debt, interest rate					3.45%		6.13%	6.13%	[1]	6.13%	[1]													6.70%	[3]	6.70%	[3]	6.25%	6.25%
Debt, due date							Oct 15, 2019	Oct 15, 2019	[1]	Oct 15, 2019	[1]									Jun 29, 2017	[2]	Jun 29, 2017	[2]	Nov 1, 2015	[3]	Nov 1, 2015	[3]	Dec 15, 2013	Dec 15, 2013
Credit facility maturity period																				5 years
Credit facility borrowing capacity	600,000,000			50,000,000		600,000,000														600,000,000	[2]	600,000,000	[2]
Debt, maturity year					2022
Net proceeds from the offering of notes					297,700,000		163,700,000							120,000,000
Unsecured senior note offering price												108.09%
Debt instrument yield to maturity												4.93%
Net proceeds used for general corporate purposes																	162,100,000
Credit facility expiration date	Jun 29, 2017
Credit facility maturity period	5 years
Credit facility borrowing potential maximum capacity	$ 800,000,000
Interest coverage ratio																			3.5	5.37
Leverage ratio																				53.50%
Margin rate over LIBOR															1.25%	1.00%
Debt rating													This margin will increase to 1.25% if we do not maintain our public debt rating of at least BB+/Ba1/BB+ from any two of Standard & Poor's, Moody's or Fitch.
Minimum required consolidated interest coverage ratio for EBITDA to interest													3.5
Effective euro fixed-rate borrowing		5.31%																						5.31%

[1]	Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes. The $300.0 million aggregate principal amount of the notes due 2019 from the initial issuance is adjusted for the amortization of the original issue discount, which approximated $0.2 million at May 31, 2013 and 2012. The original issue discount effectively reduced the ultimate proceeds from the October 2009 financing. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%. The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $9.7 million and $11.0 million at May 31, 2013 and 2012, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%.
[2]	Interest was tied to AUD LIBOR at May 31, 2013, and averaged 4.16% for AUD denominated debt. Interest was tied to euro LIBOR and prime rate at May 31, 2012, and averaged 1.99% and 5.65%, respectively, for euro denominated debt.
[3]	We entered into a cross-currency swap, which fixed the interest and principal payments in euros, resulting in an effective fixed-rate borrowing of 5.31%.

Income (loss) before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013		May 31, 2012		May 31, 2011
Schedule of Income Before Income Tax [Line Items]
Income Before Income Taxes, United States	$ 5,104		$ 187,687		$ 217,427
Income Before Income Taxes, Foreign	171,787		140,602		77,626
Income (Loss) Before Income Taxes	$ 176,891	[1]	$ 328,289	[1]	$ 295,053	[1]

[1]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.

Provision (Benefit) for Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Current
U.S. Federal	$ 56,590	$ 45,547	$ 37,871
State and local	6,694	6,836	4,764
Foreign	44,747	49,231	41,542
Total Current	108,031	101,614	84,177
Deferred
U.S. Federal	(31,987)	(787)	8,186
State and local	(3,649)	(572)	2,200
Foreign	(5,355)	(5,729)	(2,678)
Total Deferred	(40,991)	(7,088)	7,708
Provision (Benefit) for Income Tax Expense	$ 67,040	$ 94,526	$ 91,885

Significant Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Deferred income tax assets related to:
Inventories	$ 6,795	$ 5,810
Allowance for losses	7,584	8,935
Accrued compensation and benefits	113,394	113,934
Accrued other expenses	16,322	6,525
Other long-term liabilities	29,954	25,280
Net operating loss and credit carryforwards	70,208	76,740
Net unrealized loss on securities	21,727	1,478
Total Deferred Income Tax Assets	265,984	238,702
Less: valuation allowances	(89,909)	(75,167)
Net Deferred Income Tax Assets	176,075	163,535
Deferred income tax (liabilities) related to:
Depreciation	(48,491)	(47,872)
Pension and other postretirement benefits	(12,204)	(15,824)
Amortization of intangibles	(125,042)	(109,206)
Total Deferred Income Tax (Liabilities)	(185,737)	(172,902)
Deferred Income Tax Assets (Liabilities), Net	$ (9,662)	$ (9,367)

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Income Tax [Line Items]
U.S. federal foreign tax credit carryforwards beginning expiration year	2014
Foreign capital loss carryforwards	$ 18.5
Net incremental valuation allowance	14.7
Reduction in foreign tax credit carryforwards	7.2
Total Valuation Allowances	89.9	75.2
Unrecognized tax benefits that would impact effective tax rate, if recognized	7.5	2.4	5.1
Accrued interest and penalties related to unrecognized tax benefits	5.2	1.5	1.6
Gain (Loss) on Investments
Income Tax [Line Items]
Net incremental valuation allowance	21.8
Foreign Tax Credits
Income Tax [Line Items]
U.S. federal foreign tax credit carryforwards	14.5
State
Income Tax [Line Items]
Net operating loss carryforwards	6.2
Net operating loss carryforwards beginning expiration year	2014
Foreign Net Operating Loss Carryforwards
Income Tax [Line Items]
Net operating loss carryforwards beginning expiration year	2014
Net operating loss carryforwards	178.7
Net operating loss carryforwards subject to expiration	30.1
Net operating loss carryforwards indefinite carry forward period	$ 148.6

Reconciliation of Income Tax Expense (Benefit) Computed by Applying U.S. Statutory Federal Income Tax Rate against Income (Loss) before Income Taxes to Provision (Benefit) for Income Taxes (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Income Tax Rate Reconciliation [Line Items]
Income tax expense (benefit) at the U.S. statutory federal income tax rate	$ 61,912	$ 114,901	$ 103,141
Impact of foreign operations	(11,552)	(32,192)	(39,932)
State and local income taxes net of federal income tax benefit	1,979	4,073	4,527
Tax benefits from the domestic manufacturing deduction	(4,489)	(3,744)	(2,750)
Nondeductible fines and penalties	4,802
Nondeductible business expense	1,269	1,304	1,404
Valuation allowance	14,729	9,353	24,994
Other	(1,610)	831	501
Provision (Benefit) for Income Tax Expense	$ 67,040	$ 94,526	$ 91,885
Effective Income Tax Rate	37.90%	28.80%	31.10%

Activity Related to Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Reconciliation of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits, beginning balance	$ 3.3	$ 6.4	$ 2.7
Additions based on tax positions related to current year			0.3
Additions for tax positions of prior years	6	0.5	3.9
Reductions for tax positions of prior years	(0.9)	(0.4)	(0.5)
Settlements		(3.2)
Unrecognized tax benefits, ending balance	$ 8.4	$ 3.3	$ 6.4

Common Stock - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2013 Right	May 31, 2012	May 31, 2011
Shareholder Rights [Line Items]
New stockholder right plan adopted	Apr 21, 2009
Stockholder right plan expiration period	May 11, 2019
Right declared for distribution for each outstanding share of common stock	1
Dividend payable date	May 11, 2009
Rights redemption price	$ 0.001
Rights reviewing period	The rights will expire May 11, 2019, unless earlier redeemed, exchanged or amended by the board. The new plan specifically provides that our board will review the status of the new plan before its fifth anniversary to determine if any such action should be taken.
Shares repurchased		164,773	1
Authorization of stock repurchase program	Jan 8, 2008
Repurchase of common stock price per shares		$ 18.25	$ 17.33
Treasury Stock
Shareholder Rights [Line Items]
Shares repurchased		$ 3	$ 17.9
Minimum
Shareholder Rights [Line Items]
Percentage of outstanding shares acquired to exercise discount price	15.00%
Shares authorized to be repurchased, per year	1,000,000
Maximum
Shareholder Rights [Line Items]
Shares authorized to be repurchased, per year	2,000,000

Stock-Based Compensation Expense Included in Consolidated Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Selling, general and administrative expense	$ 17,145	$ 13,904	$ 12,282
Income tax expense (benefit)	(5,627)	(4,921)	(4,337)
Total stock-based compensation cost	$ 11,518	$ 8,983	$ 7,945

Summary of Weighted-Average Assumptions Related to Grants (Detail)	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Schedule Of Weighted Average Assumptions [Line Items]
Risk-free interest rate	1.10%	2.50%	2.10%
Expected life of option	7 years 6 months	7 years 6 months	7 years 6 months
Expected dividend yield	3.30%	3.80%	4.10%
Expected volatility rate	28.20%	29.50%	29.60%

Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended										1 Months Ended					1 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2013 Stock Appreciation Rights (SARs)	May 31, 2013 Share-based performance-earned restricted stock ("PERS")	May 31, 2012 Share-based performance-earned restricted stock ("PERS")	May 31, 2011 Share-based performance-earned restricted stock ("PERS")	May 31, 2013 Non Vested Restricted Stock	May 31, 2012 Non Vested Restricted Stock	May 31, 2011 Non Vested Restricted Stock	Jul. 31, 2012 Performance Contingent Restricted Stock	Jun. 30, 2012 Performance Contingent Restricted Stock	Jul. 31, 2011 Performance Contingent Restricted Stock	Oct. 31, 2010 Performance Contingent Restricted Stock	May 31, 2013 Performance Contingent Restricted Stock	Oct. 31, 2010 Performance Contingent Restricted Stock First Performance Segment	Oct. 31, 2010 Performance Contingent Restricted Stock Second Performance Segment	May 31, 2013 Restricted Stock Unit	Jun. 30, 2012 Restricted Stock	May 31, 2013 Restricted Stock	May 31, 2013 Omnibus Incentive Plan	May 31, 2013 Omnibus Incentive Plan Full Value Stock Award	Oct. 10, 2003 Restricted Stock Plans, 2003 Plan	May 31, 2013 Restricted Stock Plans, 2003 Plan	May 31, 2012 Restricted Stock Plans, 2003 Plan	May 31, 2011 Restricted Stock Plans, 2003 Plan	May 31, 2013 Employee Incentive Plan Twenty Zero Seven	May 31, 2012 Employee Incentive Plan Twenty Zero Seven	May 31, 2011 Employee Incentive Plan Twenty Zero Seven	May 31, 2013 Employee Incentive Plan Twenty Zero Seven Scenario 1	May 31, 2013 Nineteen Ninety Seven Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan approval date																					Oct 8, 2004		Oct 10, 2003
Stock appreciation rights expected term	7 years 6 months	7 years 6 months	7 years 6 months	10 years
Share based compensation arrangement vesting period				4 years	3 years																		3 years
Stock options outstanding	302,238			3,200,250
Aggregate intrinsic value of options outstanding	$ 44.1
Weighted-average remaining contractual life of options outstanding	5 years 10 months 24 days
Aggregate intrinsic value of options exercisable	29.1
Weighted-average remaining contractual life of options exercisable	4 years 6 months
Unamortized stock-based compensation expense				4.4	13.2			24.6							4.1			1.1						1.2			4.9				0.1
Unamortized stock-based compensation expense expected recognition period				3 years 3 months				3 years 2 months 12 days
Shares expected to vest				1,400,000
Shares expected to vest, weighted-average exercise price				$ 22.73
Shares expected to vest, weighted-average remaining contractual term				7 years 9 months 18 days
Shares of common stock available for grant																					12,000,000	6,000,000
Shares granted to Directors					$ 26.22	$ 21.49	$ 19.31	$ 26.16			$ 25.87	$ 25.76	$ 22.16	$ 20.73										$ 26.63	$ 20.6	$ 20.73	$ 25.87
Shares granted					495,000			678,000			50,000	10,000	115,000	680,000										35,000			89,000
Performance goals attainment period for PCRS awards																3 years	5 years
Shares expected to vest	2.5														394,521
Shares outstanding					1,454,000	1,070,000									855,000												815,000	778,000
Shares earned, but not vested								3,236,000	2,758,000						392,500									113,000	115,000
Shares of common stock available for grant																							500,000	192,750			234,707			1,000,000
Weighted-average grant-date fair value					$ 22.31	$ 20.18																					$ 25.87	$ 22.16	$ 17.88
Remaining weighted-average contractual term	3 years 2 months 12 days							3 years 2 months 12 days
Weighted-average grant-date fair value								$ 26.16	$ 21.62	$ 19.97
Total fair value of shares vested	3.3	7	10.8
Shares expected to vest, weighted-average grant-date fair value	$ 20.94
Shares of restricted stock vested					92,000			171,000											56,291	45,194				37,000			43,000
Total intrinsic value of restricted shares converted	$ 1.3	$ 3.1	$ 0.6

Summary of Option and Share-Based Payment Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Number of Shares Under Option
Ending Balance	302,238
Stock Options And Stock Appreciation Rights
Weighted Average Exercise Price
Beginning balance	$ 19.16
Options granted	$ 25.87
Options canceled/expired	$ 14.08
Options exercised	$ 17.8
Ending balance	$ 20.54	$ 19.16
Exercisable at May 31	$ 18.99
Number of Shares Under Option
Beginning Balance	3,771,000
Options granted	550,000
Options canceled/expired	(1,000)
Options exercised	(818,000)
Ending Balance	3,502,000	3,771,000
Exercisable at May 31	2,057,000
Weighted-average grant-date fair value per share	$ 4.96	$ 4.69	$ 3.97
Stock Option Plans
Number of Shares Under Option
Intrinsic value of options exercised	$ 9.8	$ 7	$ 7.7
Tax benefit from options exercised	3.5	1.4	1.2
Fair value of SARS vested	$ 1.9	$ 2	$ 2.2

Summary of Share-Based Performance-Earned Restricted Stock Activity (Detail) (Share-based performance-earned restricted stock ("PERS"), USD $)	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Share-based performance-earned restricted stock ("PERS")
Weighted-Average Grant-Date Fair Value
Beginning balance	$ 20.18
Shares granted	$ 26.22	$ 21.49	$ 19.31
Shares forfeited	$ 20.62
Shares vested	$ 18.98
Ending balance	$ 22.31	$ 20.18
Shares
Beginning balance	1,070,000
Shares granted	495,000
Shares forfeited	(19,000)
Shares vested	(92,000)
Ending Balance	1,454,000	1,070,000

Share-Based Activity under 2003 Plan (Detail) (Restricted Stock Plans, 2003 Plan, USD $)	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Restricted Stock Plans, 2003 Plan
Weighted Average Grant-Date Fair Value
Beginning balance	$ 20.23
Shares granted to Directors	$ 26.63	$ 20.6	$ 20.73
Shares vested	$ 19.31
Ending balance	$ 22.5	$ 20.23
Shares
Beginning balance	115,000
Shares granted to Directors	35,000
Shares vested	(37,000)
Ending Balance	113,000	115,000

Awards and Restricted Stock Units Issued under 2007 Plan (Detail) (Employee Incentive Plan Twenty Zero Seven, USD $)	12 Months Ended
May 31, 2013
Employee Incentive Plan Twenty Zero Seven
Weighted Average Grant-Date Fair Value
Beginning Balance	$ 17.12
Shares granted	$ 25.87
Shares forfeited	$ 17.86
Shares vested	$ 19.38
Ending Balance	$ 17.94
Shares
Beginning balance	778,000
Shares granted	89,000
Shares forfeited	(9,000)
Shares vested	(43,000)
Ending Balance	815,000

Summary of Activity for Nonvested Restricted Shares (Detail) (Non Vested Restricted Stock, USD $)	12 Months Ended
May 31, 2013
Non Vested Restricted Stock
Weighted Average Grant-Date Fair Value
Beginning balance	$ 19.53
Granted	$ 26.16
Vested	$ 19.15
Forfeited	$ 19.72
Ending balance	$ 20.94
Shares
Beginning balance	2,758,000
Granted	678,000
Vested	(171,000)
Forfeited	(29,000)
Ending Balance	3,236,000

Accumulated Other Comprehensive Income (loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (177,893)	$ 6,073	$ (107,791)
Reclassification adjustments for gains included in net income, net of tax (benefit) of 0, 844, and 2,791 in 2013, 2012, and 2011 respectively	(1,953)	1,043	(5,676)
Other comprehensive income	40,063	(235,574)	127,656
Deferred taxes	(19,470)	50,565	(8,116)
Ending Balance	(159,253)	(177,893)	6,073
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(8,517)	81,346	(16,462)
Other comprehensive income	(15,911)	(89,863)	97,808
Ending Balance	(24,428)	(8,517)	81,346
Pension And Other Postretirement Benefit Liability Adjustments, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(174,174)	(96,705)	(103,265)
Other comprehensive income	48,100	(119,189)	10,163
Deferred taxes	(17,481)	41,720	(3,603)
Ending Balance	(143,555)	(174,174)	(96,705)
Unrealized Gain (Loss) On Derivatives, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	1,200	5,267	1,059
Other comprehensive income	14	(5,512)	6,131
Deferred taxes	(18)	1,445	(1,923)
Ending Balance	1,196	1,200	5,267
Unrealized Gain (Loss) On Securities, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	3,598	16,165	10,877
Reclassification adjustments for gains included in net income, net of tax (benefit) of 0, 844, and 2,791 in 2013, 2012, and 2011 respectively	(1,953)	1,043	(5,676)
Other comprehensive income	7,860	(21,010)	13,554
Deferred taxes	(1,971)	7,400	(2,590)
Ending Balance	$ 7,534	$ 3,598	$ 16,165

Accumulated Other Comprehensive Income (loss) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments for gains included in net income, net of tax (benefit)	$ 633	$ 844	$ 2,791

Reconciliation of Numerator and Denominator of Basic and Diluted Earnings Per Share, Calculated using Two-Class Method (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	May 31, 2013		Feb. 28, 2013		Nov. 30, 2012		Aug. 31, 2012		May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2013	May 31, 2012	May 31, 2011
Numerator for earnings per share:
Net Income Attributable to RPM International Inc. Stockholders	$ 65,378	[1]	$ (42,356)	[2]	$ 41,668	[3]	$ 33,913	[4]	$ 82,569	$ 6,625	$ 49,931	$ 76,811	$ 98,603	$ 215,936	$ 189,058
Less: Allocation of earnings and dividends to participating securities													(1,999)	(4,024)	(3,067)
Net income available to common shareholders-basic													96,604	211,912	185,991
Add: Undistributed earnings reallocated to unvested shareholders													(3)	9	7
Net income available to common shareholders-diluted													$ 96,601	$ 211,921	$ 185,998
Denominator for basic and diluted earnings per share:
Basic weighted average common shares													128,956	128,130	127,403
Average diluted options													845	587	663
Total shares for diluted earnings per share													129,801	128,717	128,066
Earnings Per Share of Common Stock Attributable to RPM International Inc. Stockholders:
Basic Earnings Per Share of Common Stock	$ 0.49	[1]	$ (0.33)	[2]	$ 0.32	[3]	$ 0.26	[4]	$ 0.63	$ 0.05	$ 0.38	$ 0.59	$ 0.75	$ 1.65	$ 1.46
Diluted Earnings Per Share of Common Stock	$ 0.49	[1]	$ (0.33)	[2]	$ 0.31	[3]	$ 0.26	[4]	$ 0.63	$ 0.05	$ 0.38	$ 0.59	$ 0.74	$ 1.65	$ 1.45

[1]	For the quarter ended May 31, 2013, we recorded $23.9 million in restructuring expense, including $3.9 million in inventory markdowns. We also recorded bad debt for the remaining amount of our loan to Kemrock totaling $4.0 million and wrote off our remaining investment in Kemrock common stock and in Kemrock convertible debt for a combined loss of $18.5 million. Additionally, we reduced our estimated accrual for our agreement in principle with the GSA by $3.7 million. The combined impact of these items on net income and earnings per share for the fourth quarter was $30.0 million and $0.23 per share, respectively.
[2]	For the quarter ended February 28, 2013, we accrued a loss of $68.8 million for a proposed settlement between our Building Solutions Group and the General Services Administration ("GSA"). Additionally, net income was impacted by $1.6 million for the impact of a strategic repositioning of certain industrial segment operations in Brazil. The combined impact of these items on net income and earnings per share for the third quarter was $51.0 million and $0.40 per share, respectively.
[3]	For the quarter ended November 30, 2012, we wrote down our remaining investment in Kemrock, which impacted net income and earnings per share by $10.8 million and $0.09 per share, respectively.
[4]	For the quarter ended August 31, 2012, net sales and gross profit were reduced by $2.9 million and $5.4 million, respectively, for revised cost estimates on unprofitable contracts related to our industrial segment, and $5.6 million in exit costs associated with those activities that impacted pretax income. Additionally, we wrote down an investment in Kemrock totaling $40.3 million and recognized $5.0 million in bad debt from our loan to Kemrock. The combined impact on net income and earnings per share was $50.9 million and $0.38 per share, respectively.

Earnings Per Share - Additional Information (Detail)	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Earnings Per Share Disclosure [Line Items]
Stock-based compensation plans, excluded from the calculation of diluted earnings per share, anti-dilutive shares of stock	3,095,000	2,625,000	2,157,000

Future Minimum Lease Commitments Under Non-Cancelable Lease Agreement (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013
Operating Leased Assets [Line Items]
2014	$ 44,021
2015	35,870
2016	27,198
2017	19,428
2018	15,282
Thereafter	51,834
Total Minimum Lease Commitments	$ 193,633

Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Lease and Rental Expense [Line Items]
Rental expenses for all operating lease	$ 46.5	$ 40.6	$ 41.4

Pension Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Average compensation with accrued benefits vesting period	5 years
Matching contribution charged to income	$ 13.1	$ 11.9	$ 10.9
Pension Benefits, U.S. Plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Contribution to retirement plans in the next fiscal year	27.4
Pension Benefits, Non-U.S. Plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Contribution to retirement plans in the next fiscal year	7.4
Pension Plans, Defined Benefit
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Estimated benefits payable in the first year	27.2
Estimated benefits payable in the second year	29.2
Estimated benefits payable in the third year	30.6
Estimated benefits payable in the fourth year	33.2
Estimated benefits payable in the fifth year	35.3
Estimated benefits payable in the years thereafter	$ 203.1

Retirement-Related Benefit Plans' Impact on Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Pension Benefits, U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 25,950	$ 19,906	$ 16,957
Interest cost	16,240	15,307	13,738
Expected return on plan assets	(17,431)	(17,416)	(12,558)
Prior service cost	348	352	358
Net actuarial losses recognized	16,888	8,510	7,919
Curtailment/settlement (gains) losses	72		83
Net Pension Cost	42,067	26,659	26,497
Pension Benefits, Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	4,337	3,731	3,535
Interest cost	7,246	8,076	7,622
Expected return on plan assets	(7,715)	(7,867)	(7,057)
Prior service cost	7	10	12
Net actuarial losses recognized	2,771	2,169	2,472
Curtailment/settlement (gains) losses	234		(26)
Net Pension Cost	$ 6,880	$ 6,119	$ 6,558

Changes in Benefits Obligations and Plan Assets, Pension (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 385,013	$ 288,532
Service cost	25,950	19,906	16,957
Interest cost	16,240	15,307	13,738
Benefits paid	(16,503)	(13,467)
Actuarial (gains)/losses	(8,014)	74,735
Benefit Obligation at End of Year	402,686	385,013	288,532
Balance at Beginning of Period	198,208	212,215
Actual return on plan assets	35,708	(14,309)
Employer contributions	24,547	13,769
Benefits paid	(16,503)	(13,467)
Balance at End of Period	241,960	198,208	212,215
(Deficit) of plan assets versus benefit obligations at end of year	(160,726)	(186,805)
Net Amount Recognized	(160,726)	(186,805)
Accumulated Benefit Obligation	340,742	324,247
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	175,338	161,632
Service cost	4,337	3,731	3,535
Interest cost	7,246	8,076	7,622
Benefits paid	(8,761)	(6,337)
Participant contributions	929	1,035
Acquisitions		880
Actuarial (gains)/losses	9,820	20,563
Settlements/Curtailments	(3,874)
Premiums paid	(127)	(161)
Currency exchange rate changes	1,085	(14,081)
Benefit Obligation at End of Year	185,993	175,338	161,632
Balance at Beginning of Period	137,318	141,639
Actual return on plan assets	15,859	3,987
Employer contributions	9,422	8,363
Participant contributions	929	1,035
Benefits paid	(8,761)	(6,337)
Premiums paid	(127)	(161)
Currency exchange rate changes	416	(11,208)
Balance at End of Period	155,056	137,318	141,639
(Deficit) of plan assets versus benefit obligations at end of year	(30,937)	(38,020)
Net Amount Recognized	(30,937)	(38,020)
Accumulated Benefit Obligation	$ 173,586	$ 156,663

Amounts Recognized in Consolidated Balance Sheet, Pension (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	$ (43)	$ (43)
Noncurrent liabilities	(160,683)	(186,762)
Net Amount Recognized	(160,726)	(186,805)
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets		42
Current liabilities	(436)	(492)
Noncurrent liabilities	(30,501)	(37,570)
Net Amount Recognized	$ (30,937)	$ (38,020)

Relationship between Plans Benefit Obligations and Assets (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Plans with projected benefit obligation in excess of plan assets, benefit obligation	$ 402,686	$ 385,013
Plans with accumulated benefit obligation in excess of plan assets, benefit obligation	340,742	324,247
Plans with projected benefit obligation in excess of plan assets, plan asset	241,960	198,208
Plans with accumulated benefit obligation in excess of plan assets, plan asset	241,960	198,208
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Plans with projected benefit obligation in excess of plan assets, benefit obligation	185,993	174,358
Plans with accumulated benefit obligation in excess of plan assets, benefit obligation	94,423	83,465
Plans with assets in excess of projected benefit obligations, benefit obligation		980
Plans with assets in excess of accumulated benefit obligations, benefit obligation	79,163	73,198
Plans with projected benefit obligation in excess of plan assets, plan asset	155,056	136,296
Plans with accumulated benefit obligation in excess of plan assets, plan asset	70,642	62,902
Plans with assets in excess of projected benefit obligations, plan asset		1,022
Plans with assets in excess of accumulated benefit obligations, plan asset	$ 84,414	$ 74,416

Pretax Net Actuarial Loss, Prior Service (Costs) and Transition Assets/(Obligations) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings, Pension (Detail) (USD $)
In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Pension Benefits, U.S. Plans
Schedule of Net Periodic Benefit Costs and Assumptions for Defined Benefit Postretirement Plans [Line Items]
Net actuarial loss	$ (161,835)	$ (205,086)
Prior service (costs)	(1,331)	(1,679)
Total recognized in accumulated other comprehensive income not affecting retained earnings	(163,166)	(206,765)
Pension Benefits, Non-U.S. Plans
Schedule of Net Periodic Benefit Costs and Assumptions for Defined Benefit Postretirement Plans [Line Items]
Net actuarial loss	(57,882)	(62,750)
Prior service (costs)	(51)	(93)
Total recognized in accumulated other comprehensive income not affecting retained earnings	$ (57,933)	$ (62,843)

Changes Recognized in Other Comprehensive Income, Pension (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012
Pension Benefits, U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost
Net loss (gain) arising during the year	(26,291)	106,459
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	(348)	(352)
Amortization or settlement recognition of net gain (loss)	(16,960)	(8,510)
Total recognized in other comprehensive loss (income)	(43,599)	97,597
Pension Benefits, Non-U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost
Net loss (gain) arising during the year	(2,197)	24,441
Effect of exchange rates on amounts included in AOCI	300	(3,852)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	(48)	(10)
Amortization or settlement recognition of net gain (loss)	(2,966)	(2,169)
Total recognized in other comprehensive loss (income)	$ (4,911)	$ 18,410

Amounts in Accumulated Other Comprehensive Income (Loss) that have not yet been Recognized in Net Periodic Pension Cost, but will be Recognized in Consolidated Statements of Income (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
May 31, 2013
Pension Benefits, U.S. Plans
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	$ (11,799)
Prior service (costs)	(334)
Pension Benefits, Non-U.S. Plans
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	(2,493)
Prior service (costs)	$ (3)

Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic Pension Cost (Detail)	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Year-End Benefit Obligations, Discount rate	4.45%	4.25%
Year-End Benefit Obligations, Rate of compensation increase	3.14%	3.15%
Net Periodic Pension Cost, Discount rate	4.25%	5.25%	5.75%
Net Periodic Pension Cost, Expected return on plan assets	8.50%	8.50%	8.75%
Net Periodic Pension Cost, Rate of compensation increase	3.15%	3.15%	3.28%
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Year-End Benefit Obligations, Discount rate	3.95%	4.19%
Year-End Benefit Obligations, Rate of compensation increase	3.32%	3.76%
Net Periodic Pension Cost, Discount rate	4.19%	5.14%	5.26%
Net Periodic Pension Cost, Expected return on plan assets	5.32%	5.63%	5.75%
Net Periodic Pension Cost, Rate of compensation increase	3.76%	3.83%	3.81%

Weighted-Average Actual Target Allocation of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Actual Asset Allocation	$ 241,960	$ 198,208	$ 212,215
Pension Benefits, U.S. Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	55.00%
Actual Asset Allocation	146,200	111,700
Pension Benefits, U.S. Plans | Fixed securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	25.00%
Actual Asset Allocation	74,100	64,400
Pension Benefits, U.S. Plans | Cash
Defined Benefit Plan Disclosure [Line Items]
Actual Asset Allocation	3,900	4,500
Pension Benefits, U.S. Plans | Property and other
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	20.00%
Actual Asset Allocation	17,800	17,600
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Actual Asset Allocation	155,056	137,318	141,639
Pension Benefits, Non-U.S. Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	42.00%
Actual Asset Allocation	81,800	67,000
Pension Benefits, Non-U.S. Plans | Fixed securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	51.00%
Actual Asset Allocation	46,700	43,900
Pension Benefits, Non-U.S. Plans | Cash
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	1.00%
Actual Asset Allocation	200	400
Pension Benefits, Non-U.S. Plans | Property and other
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	6.00%
Actual Asset Allocation	$ 26,300	$ 26,000

Pension Plan Assets Categorized using Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012	May 31, 2011
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	$ 155,056	$ 137,318	$ 141,639
Pension Benefits, Non-U.S. Plans | Pooled equities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	80,550	66,212
Pension Benefits, Non-U.S. Plans | Pooled fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	46,428	43,446
Pension Benefits, Non-U.S. Plans | Foreign bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	261	433
Pension Benefits, Non-U.S. Plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	26,313	25,974
Pension Benefits, Non-U.S. Plans | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,289	843
Pension Benefits, Non-U.S. Plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	215	410
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	241,960	198,208	212,215
Pension Benefits, U.S. Plans | Foreign bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	2,342	2,279
Pension Benefits, U.S. Plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	3,848	4,549
Pension Benefits, U.S. Plans | U.S. Treasury and other government
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	10,288	7,969
Pension Benefits, U.S. Plans | State and municipal bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	455	490
Pension Benefits, U.S. Plans | Mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	7,332	9,169
Pension Benefits, U.S. Plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	14,550	14,647
Pension Benefits, U.S. Plans | Stocks-large cap
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	26,443	36,196
Pension Benefits, U.S. Plans | Stocks-mid cap
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	15,423	19,659
Pension Benefits, U.S. Plans | Stocks-small cap
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	11,451	10,413
Pension Benefits, U.S. Plans | Stocks-international
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	2,643	6,961
Pension Benefits, U.S. Plans | Mutual funds-equity
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	90,260	38,475
Pension Benefits, U.S. Plans | Mutual funds-fixed
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	39,080	29,806
Pension Benefits, U.S. Plans | Limited partnerships
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,159	1,833
Pension Benefits, U.S. Plans | Common/collective trusts
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	16,686	15,762
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	215	410
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, Non-U.S. Plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	215	410
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	59,808	77,778
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	3,848	4,549
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | Stocks-large cap
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	26,443	36,196
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | Stocks-mid cap
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	15,423	19,659
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | Stocks-small cap
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	11,451	10,413
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | Stocks-international
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	2,643	6,961
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	128,528	110,934
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans | Pooled equities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	80,550	66,212
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans | Pooled fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	46,428	43,446
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans | Foreign bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	261	433
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,289	843
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	164,307	102,835
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Foreign bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	2,342	2,279
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | U.S. Treasury and other government
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	10,288	7,969
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | State and municipal bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	455	490
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	7,332	9,169
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	14,550	14,647
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Mutual funds-equity
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	90,260	38,475
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Mutual funds-fixed
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	39,080	29,806
Significant Unobservable Inputs (Level 3) | Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	26,313	25,974
Significant Unobservable Inputs (Level 3) | Pension Benefits, Non-U.S. Plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	26,313	25,974
Significant Unobservable Inputs (Level 3) | Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	17,845	17,595
Significant Unobservable Inputs (Level 3) | Pension Benefits, U.S. Plans | Limited partnerships
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,159	1,833
Significant Unobservable Inputs (Level 3) | Pension Benefits, U.S. Plans | Common/collective trusts
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	$ 16,686	$ 15,762

Activity that Occured for Level Three Assets (Detail) (Significant Unobservable Inputs (Level 3), USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013		May 31, 2012
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Balance at Beginning of Period	$ 43,569		$ 48,716
Actual Return on Plan Assets For Assets Still Held at Reporting Date	1,283		231
Actual Return on Plan Assets For Assets Sold During Year	924		(619)
Settlements	1,113	[1]	(3,998)	[1]
Transfers In/Out of Level 3	(2,731)		(761)
Balance at End of Period	$ 44,158		$ 43,569

[1]	Includes the impact of exchange rate changes during the year.

Components of Net Periodic Postretirement Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Postretirement Benefits, U.S. Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost-Benefits earned during the period			$ 5
Interest cost on the accumulated obligation	349	416	439
Prior service cost	(86)	(86)	(86)
Unrecognized losses	16	(58)	(191)
Net Pension Cost	279	272	167
Postretirement Benefits, Non-U.S. Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost-Benefits earned during the period	1,185	745	736
Interest cost on the accumulated obligation	1,188	968	925
Unrecognized losses	470	72	89
Net Pension Cost	$ 2,843	$ 1,785	$ 1,750

Changes in Benefit Obligation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Postretirement Benefits, U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	$ 9,677	$ 9,103
Service cost			5
Interest cost	349	416	439
Benefits paid	(572)	(665)
Medicare subsidy received	74	69
Actuarial (gains) losses	(1,014)	754
Benefit Obligation at End of Year	8,514	9,677	9,103
Postretirement Benefits, Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	24,517	17,557
Service cost	1,185	745	736
Interest cost	1,188	968	925
Benefits paid	(441)	(369)
Actuarial (gains) losses	1,988	6,979
Currency exchange rate changes	(22)	(1,363)
Benefit Obligation at End of Year	$ 28,415	$ 24,517	$ 17,557

Amounts Recognized in Consolidated Balance Sheets, Postretirement (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Postretirement Benefits, U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Current liabilities	$ (642)	$ (714)
Noncurrent liabilities	(7,872)	(8,963)
Net Amount Recognized	(8,514)	(9,677)
Postretirement Benefits, Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Current liabilities	(486)	(428)
Noncurrent liabilities	(27,929)	(24,089)
Net Amount Recognized	$ (28,415)	$ (24,517)

Pretax Net Actuarial Loss, Prior Service (Costs) and Transition Assets/(Obligations) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings, Postretirement (Detail) (USD $)
In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Postretirement Benefits, U.S. Plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	$ 996	$ (35)
Prior service credits	516	603
Total recognized in accumulated other comprehensive income not affecting retained earnings	1,512	568
Postretirement Benefits, Non-U.S. Plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	(10,950)	(9,441)
Total recognized in accumulated other comprehensive income not affecting retained earnings	$ (10,950)	$ (9,441)

Changes Recognized in Other Comprehensive Income, Postretirement Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012
Postretirement Benefits, U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost
Net loss (gain) arising during the year	(1,014)	754
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	86	86
Amortization or settlement recognition of net gain (loss)	(16)	58
Total recognized in other comprehensive loss (income)	(944)	898
Postretirement Benefits, Non-U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost
Net loss (gain) arising during the year	1,988	6,979
Effect of exchange rates on amounts included in AOCI	(9)	(409)
Amounts recognized as a component of net periodic benefit cost:
Amortization or settlement recognition of net gain (loss)	(470)	(72)
Total recognized in other comprehensive loss (income)	$ 1,509	$ 6,498

Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic Postretirement Cost (Detail)	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Postretirement Benefits, U.S. Plans
Health Care Cost Trend Rates Assumptions [Line Items]
Year-End Benefit Obligations, Discount rate	3.95%	3.75%
Net Periodic Pension Cost, Discount rate	3.75%	4.75%	5.75%
Year-End Benefit Obligations, Current healthcare cost trend rate	7.54%	7.70%
Net Periodic Pension Cost, Healthcare cost trend rate	7.70%	7.87%	8.04%
Year-End Benefit Obligations, Ultimate healthcare cost trend rate	4.50%	4.50%
Net Periodic Pension Cost, Ultimate healthcare cost trend rate	4.50%	4.50%	4.50%
Net Periodic Pension Cost, Year ultimate healthcare cost trend rate will be realized	2029	2029	2029
Postretirement Benefits, Non-U.S. Plans
Health Care Cost Trend Rates Assumptions [Line Items]
Year-End Benefit Obligations, Discount rate	4.50%	4.75%
Net Periodic Pension Cost, Discount rate	4.75%	5.75%	5.75%
Year-End Benefit Obligations, Current healthcare cost trend rate	6.43%	6.92%
Net Periodic Pension Cost, Healthcare cost trend rate	6.92%	7.00%	7.40%
Year-End Benefit Obligations, Ultimate healthcare cost trend rate	4.20%	4.20%
Net Periodic Pension Cost, Ultimate healthcare cost trend rate	4.20%	4.50%	4.50%
Net Periodic Pension Cost, Year ultimate healthcare cost trend rate will be realized	2030	2030	2030

Increasing or Decreasing Current Health Care Cost Trend (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012
Postretirement Benefits, U.S. Plans
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
1% Increase in trend rate, accumulated benefit obligation	$ 296	$ 390
1% Increase in trend rate, postretirement cost	15	21
1% Decrease in trend rate, accumulated benefit obligation	(265)	(348)
1% Decrease in trend rate, postretirement cost	(13)	(19)
Postretirement Benefits, Non-U.S. Plans
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
1% Increase in trend rate, accumulated benefit obligation	9,080	3,920
1% Increase in trend rate, postretirement cost	647	473
1% Decrease in trend rate, accumulated benefit obligation	(3,802)	(5,176)
1% Decrease in trend rate, postretirement cost	$ (481)	$ (351)

Postretirement Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	May 31, 2013	May 31, 2012
Medicare
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Reimbursement from medicare	$ 74,000	$ 69,000
POSTRETIREMENT BENEFITS | Minimum
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Estimated benefits payable in the first year	1,100,000
Estimated benefits payable in the second year	1,100,000
Estimated benefits payable in the third year	1,100,000
Estimated benefits payable in the fourth year	1,100,000
Estimated benefits payable in the fifth year	1,100,000
Estimated benefits payable in the years thereafter	8,400,000
POSTRETIREMENT BENEFITS | Maximum
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Estimated benefits payable in the first year	1,400,000
Estimated benefits payable in the second year	1,400,000
Estimated benefits payable in the third year	1,400,000
Estimated benefits payable in the fourth year	1,400,000
Estimated benefits payable in the fifth year	$ 1,400,000

Reorganization Proceedings of Certain Subsidiaries - Additional Information (Detail) (USD $)	12 Months Ended
	May 31, 2010	May 31, 2008	May 31, 2008 Subsidiaries	May 31, 2013 Subsidiaries	May 30, 2010 Subsidiaries	May 31, 2006 Subsidiaries
Reorganization [Line Items]
Current and future asbestos claims				$ 1,170,000,000
Asbestos-related products liability claims paid	92,600,000
Asbestos-related products liability, defense-related payments	42,600,000
Accrued liability for asbestos			559,700,000		397,700,000	421,300,000
Asbestos liability, term		10 years
Increase in Asbestos liability			$ 288,100,000

Accrued Loss Reserves (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Schedule of Accrued Liabilities [Line Items]
Accrued loss reserves - Current	$ 27,591	$ 28,880
Accrued loss reserves - Noncurrent	33,502	33,731
Accrued product liability reserves
Schedule of Accrued Liabilities [Line Items]
Accrued loss reserves - Current	15,582	11,736
Accrued loss reserves - Noncurrent	29,489	28,592
Accrued warranty reserves
Schedule of Accrued Liabilities [Line Items]
Accrued loss reserves - Current	8,591	13,564
Accrued loss reserves - Noncurrent	739	1,187
Environmental Reserves
Schedule of Accrued Liabilities [Line Items]
Accrued loss reserves - Current	3,418	3,580
Accrued loss reserves - Noncurrent	$ 3,274	$ 3,952

Contingencies and Other Accrued Losses - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	Feb. 28, 2013
Schedule Of Commitments And Contingencies [Line Items]
Increase in long-term accrued product liability reserves		$ 25.8
Accrued contingencies			68.8
Expected payment to resolve issues arising out of investigation and other related costs	$ 65.1

Changes in Accrued Warranty Balances (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013		May 31, 2012		May 31, 2011
Product Liability Contingency [Line Items]
Beginning Balance	$ 14,751		$ 17,196		$ 17,602
Deductions	(20,115)	[1]	(18,143)	[1]	(20,335)	[1]
Provision charged to SG&A expense	14,260		15,513		19,899
Acquisitions	434		185		30
Ending Balance	$ 9,330		$ 14,751		$ 17,196

[1]	Primarily claims paid during the year.

Segment Information - Additional Information (Detail)	12 Months Ended
May 31, 2013 Segment
Segment Reporting Information [Line Items]
Number of reportable segments	2
Number of operating segments	6

Results of Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	May 31, 2013		Feb. 28, 2013		Nov. 30, 2012		Aug. 31, 2012		May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2013		May 31, 2012		May 31, 2011
Segment Reporting Information [Line Items]
Net Sales	$ 1,170,779	[1]	$ 843,736	[2]	$ 1,017,426	[3]	$ 1,046,714	[4]	$ 1,101,770	$ 773,643	$ 916,085	$ 985,918	$ 4,078,655	[5]	$ 3,777,416	[5]	$ 3,381,841	[5]
Income (Expense) Before Income Taxes													176,891	[6]	328,289	[6]	295,053	[6]
Interest (Expense), Net													(73,668)	[7]	(67,859)	[7]	(49,745)	[7]
EBIT													250,559	[8]	396,148	[8]	344,798	[8]
Total Assets	4,115,526								3,561,813				4,115,526		3,561,813		3,515,029
Capital Expenditures													91,367		71,615		39,826
Depreciation and Amortization													83,744		73,698		72,753
Industrial Reportable Segment
Segment Reporting Information [Line Items]
Net Sales													2,635,976		2,535,238		2,259,809
Income (Expense) Before Income Taxes													164,578	[6]	278,676	[6]	232,544	[6]
Interest (Expense), Net													(10,318)	[7]	(3,770)	[7]	(3,304)	[7]
EBIT													174,896	[8]	282,446	[8]	235,848	[8]
Total Assets	2,458,543								2,195,702				2,458,543		2,195,702		1,992,143
Capital Expenditures													50,025		47,529		29,687
Depreciation and Amortization													53,549		48,701		46,352
Consumer Segment
Segment Reporting Information [Line Items]
Net Sales													1,442,679		1,242,178		1,122,032
Income (Expense) Before Income Taxes													190,611	[6]	160,099	[6]	146,035	[6]
Interest (Expense), Net													(10)	[7]	18	[7]	63	[7]
EBIT													190,621	[8]	160,081	[8]	145,972	[8]
Total Assets	1,584,160								1,184,609				1,584,160		1,184,609		1,195,849
Capital Expenditures													35,081		17,156		9,665
Depreciation and Amortization													28,624		23,656		24,954
Corporate/Other
Segment Reporting Information [Line Items]
Income (Expense) Before Income Taxes													(178,298)	[6]	(110,486)	[6]	(83,526)	[6]
Interest (Expense), Net													(63,340)	[7]	(64,107)	[7]	(46,504)	[7]
EBIT													(114,958)	[8]	(46,379)	[8]	(37,022)	[8]
Total Assets	72,823								181,502				72,823		181,502		327,037
Capital Expenditures													6,261		6,930		474
Depreciation and Amortization													$ 1,571		$ 1,341		$ 1,447

[1]	For the quarter ended May 31, 2013, we recorded $23.9 million in restructuring expense, including $3.9 million in inventory markdowns. We also recorded bad debt for the remaining amount of our loan to Kemrock totaling $4.0 million and wrote off our remaining investment in Kemrock common stock and in Kemrock convertible debt for a combined loss of $18.5 million. Additionally, we reduced our estimated accrual for our agreement in principle with the GSA by $3.7 million. The combined impact of these items on net income and earnings per share for the fourth quarter was $30.0 million and $0.23 per share, respectively.
[2]	For the quarter ended February 28, 2013, we accrued a loss of $68.8 million for a proposed settlement between our Building Solutions Group and the General Services Administration ("GSA"). Additionally, net income was impacted by $1.6 million for the impact of a strategic repositioning of certain industrial segment operations in Brazil. The combined impact of these items on net income and earnings per share for the third quarter was $51.0 million and $0.40 per share, respectively.
[3]	For the quarter ended November 30, 2012, we wrote down our remaining investment in Kemrock, which impacted net income and earnings per share by $10.8 million and $0.09 per share, respectively.
[4]	For the quarter ended August 31, 2012, net sales and gross profit were reduced by $2.9 million and $5.4 million, respectively, for revised cost estimates on unprofitable contracts related to our industrial segment, and $5.6 million in exit costs associated with those activities that impacted pretax income. Additionally, we wrote down an investment in Kemrock totaling $40.3 million and recognized $5.0 million in bad debt from our loan to Kemrock. The combined impact on net income and earnings per share was $50.9 million and $0.38 per share, respectively.
[5]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[6]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.
[7]	Interest (expense), net includes the combination of interest expense and investment expense (income), net.
[8]	EBIT is defined as earnings (loss) before interest and taxes. We evaluate the profit performance of our segments based on income before income taxes, but also look to EBIT as a performance evaluation measure because interest expense is essentially related to corporate acquisitions, as opposed to segment operations. For that reason, we believe EBIT is also useful to investors as a metric in their investment decisions. EBIT should not be considered an alternative to, or more meaningful than, operating income as determined in accordance with GAAP, since EBIT omits the impact of interest and taxes in determining operating performance, which represent items necessary to our continued operations, given our level of indebtedness and ongoing tax obligations. Nonetheless, EBIT is a key measure expected by and useful to our fixed income investors, rating agencies and the banking community, all of whom believe, and we concur, that this measure is critical to the capital markets' analysis of our segments' core operating performance. We also evaluate EBIT because it is clear that movements in EBIT impact our ability to attract financing. Our underwriters and bankers consistently require inclusion of this measure in offering memoranda in conjunction with any debt underwriting or bank financing. EBIT may not be indicative of our historical operating results, nor is it meant to be predictive of potential future results.

Net Sales and Long Lived Assets by Regions (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended													12 Months Ended
	May 31, 2013		Feb. 28, 2013		Nov. 30, 2012		Aug. 31, 2012		May 31, 2012		Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2013		May 31, 2012		May 31, 2011
Segment Reporting Information [Line Items]
Net Sales	$ 1,170,779	[1]	$ 843,736	[2]	$ 1,017,426	[3]	$ 1,046,714	[4]	$ 1,101,770		$ 773,643	$ 916,085	$ 985,918	$ 4,078,655	[5]	$ 3,777,416	[5]	$ 3,381,841	[5]
Long-Lived Assets	2,229,254	[6]							1,824,494	[6]				2,229,254	[6]	1,824,494	[6]	1,647,059	[6]
UNITED STATES
Segment Reporting Information [Line Items]
Net Sales														2,404,835	[5]	2,219,680	[5]	1,983,238	[5]
Long-Lived Assets	1,311,640	[6]							1,124,403	[6]				1,311,640	[6]	1,124,403	[6]	965,235	[6]
Foreign
Segment Reporting Information [Line Items]
Net Sales														1,673,820	[5]	1,557,736	[5]	1,398,603	[5]
Long-Lived Assets	917,614	[6]							700,091	[6]				917,614	[6]	700,091	[6]	681,824	[6]
Foreign | CANADA
Segment Reporting Information [Line Items]
Net Sales														350,579	[5]	346,238	[5]	330,613	[5]
Long-Lived Assets	126,172	[6]							128,392	[6]				126,172	[6]	128,392	[6]	137,380	[6]
Foreign | Europe
Segment Reporting Information [Line Items]
Net Sales														908,139	[5]	919,124	[5]	812,735	[5]
Long-Lived Assets	340,592	[6]							315,228	[6]				340,592	[6]	315,228	[6]	287,874	[6]
Foreign | Other Foreign Country
Segment Reporting Information [Line Items]
Net Sales														415,102	[5]	292,374	[5]	255,255	[5]
Long-Lived Assets	213,726	[6]							64,316	[6]				213,726	[6]	64,316	[6]	47,353	[6]
Foreign | UNITED KINGDOM
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 237,124	[6]							$ 192,155	[6]				$ 237,124	[6]	$ 192,155	[6]	$ 209,217	[6]

[1]	For the quarter ended May 31, 2013, we recorded $23.9 million in restructuring expense, including $3.9 million in inventory markdowns. We also recorded bad debt for the remaining amount of our loan to Kemrock totaling $4.0 million and wrote off our remaining investment in Kemrock common stock and in Kemrock convertible debt for a combined loss of $18.5 million. Additionally, we reduced our estimated accrual for our agreement in principle with the GSA by $3.7 million. The combined impact of these items on net income and earnings per share for the fourth quarter was $30.0 million and $0.23 per share, respectively.
[2]	For the quarter ended February 28, 2013, we accrued a loss of $68.8 million for a proposed settlement between our Building Solutions Group and the General Services Administration ("GSA"). Additionally, net income was impacted by $1.6 million for the impact of a strategic repositioning of certain industrial segment operations in Brazil. The combined impact of these items on net income and earnings per share for the third quarter was $51.0 million and $0.40 per share, respectively.
[3]	For the quarter ended November 30, 2012, we wrote down our remaining investment in Kemrock, which impacted net income and earnings per share by $10.8 million and $0.09 per share, respectively.
[4]	For the quarter ended August 31, 2012, net sales and gross profit were reduced by $2.9 million and $5.4 million, respectively, for revised cost estimates on unprofitable contracts related to our industrial segment, and $5.6 million in exit costs associated with those activities that impacted pretax income. Additionally, we wrote down an investment in Kemrock totaling $40.3 million and recognized $5.0 million in bad debt from our loan to Kemrock. The combined impact on net income and earnings per share was $50.9 million and $0.38 per share, respectively.
[5]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[6]	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.

Quarterly Result of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	May 31, 2013		Feb. 28, 2013		Nov. 30, 2012		Aug. 31, 2012		May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2013		May 31, 2012		May 31, 2011
Quarterly Financial Information [Line Items]
Net Sales	$ 1,170,779	[1]	$ 843,736	[2]	$ 1,017,426	[3]	$ 1,046,714	[4]	$ 1,101,770	$ 773,643	$ 916,085	$ 985,918	$ 4,078,655	[5]	$ 3,777,416	[5]	$ 3,381,841	[5]
Gross Profit	500,274	[1]	343,564	[2]	425,001	[3]	433,880	[4]	460,416	303,200	369,021	409,626	1,702,719		1,542,263		1,400,867
Net Income Attributable to RPM International Inc. Stockholders	$ 65,378	[1]	$ (42,356)	[2]	$ 41,668	[3]	$ 33,913	[4]	$ 82,569	$ 6,625	$ 49,931	$ 76,811	$ 98,603		$ 215,936		$ 189,058
Basic Earnings Per Share	$ 0.49	[1]	$ (0.33)	[2]	$ 0.32	[3]	$ 0.26	[4]	$ 0.63	$ 0.05	$ 0.38	$ 0.59	$ 0.75		$ 1.65		$ 1.46
Diluted Earnings Per Share	$ 0.49	[1]	$ (0.33)	[2]	$ 0.31	[3]	$ 0.26	[4]	$ 0.63	$ 0.05	$ 0.38	$ 0.59	$ 0.74		$ 1.65		$ 1.45
Dividends Per Share	$ 0.225	[1]	$ 0.225	[2]	$ 0.225	[3]	$ 0.215	[4]	$ 0.215	$ 0.215	$ 0.215	$ 0.21	$ 0.89		$ 0.855		$ 0.835

[1]	For the quarter ended May 31, 2013, we recorded $23.9 million in restructuring expense, including $3.9 million in inventory markdowns. We also recorded bad debt for the remaining amount of our loan to Kemrock totaling $4.0 million and wrote off our remaining investment in Kemrock common stock and in Kemrock convertible debt for a combined loss of $18.5 million. Additionally, we reduced our estimated accrual for our agreement in principle with the GSA by $3.7 million. The combined impact of these items on net income and earnings per share for the fourth quarter was $30.0 million and $0.23 per share, respectively.
[2]	For the quarter ended February 28, 2013, we accrued a loss of $68.8 million for a proposed settlement between our Building Solutions Group and the General Services Administration ("GSA"). Additionally, net income was impacted by $1.6 million for the impact of a strategic repositioning of certain industrial segment operations in Brazil. The combined impact of these items on net income and earnings per share for the third quarter was $51.0 million and $0.40 per share, respectively.
[3]	For the quarter ended November 30, 2012, we wrote down our remaining investment in Kemrock, which impacted net income and earnings per share by $10.8 million and $0.09 per share, respectively.
[4]	For the quarter ended August 31, 2012, net sales and gross profit were reduced by $2.9 million and $5.4 million, respectively, for revised cost estimates on unprofitable contracts related to our industrial segment, and $5.6 million in exit costs associated with those activities that impacted pretax income. Additionally, we wrote down an investment in Kemrock totaling $40.3 million and recognized $5.0 million in bad debt from our loan to Kemrock. The combined impact on net income and earnings per share was $50.9 million and $0.38 per share, respectively.
[5]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.

Quarterly Result of Operations (Parenthetical) (Detail) (USD $)	3 Months Ended				12 Months Ended
	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2013	May 31, 2012	May 31, 2011
Quarterly Financial Information [Line Items]
Reduction in Net Sales				$ 2,900,000
Reduction in the Gross Profit				5,400,000
Exit costs associated on unprofitable contract				5,600,000
Impairment on investment in Kemrock	18,500,000			40,300,000	51,092,000
Bad debt from loan to Kemrock	4,000,000			5,000,000	18,800,000	5,800,000	10,900,000
Impacted net income	30,000,000	51,000,000	10,800,000	50,900,000
Impacted earnings per share	$ 0.23	$ 0.4	$ 0.09	$ 0.38
Accrued contingencies		68,800,000
Impacted net income due to strategic repositioning		1,600,000
Restructuring charges	23,900,000				20,072,000
Inventory markdowns	3,900,000
Reduction in estimated accrual	$ 3,700,000